UNITED  STATES  SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

FORM  N-CSR

CERTIFIED  SHAREHOLDER  REPORT  OF  REGISTERED
MANAGEMENT  INVESTMENT  COMPANIES

INVESTMENT  COMPANY  ACT  FILE  NUMBER              811-04087
                                      -------------------------
EXETER  FUND,  INC.
---------------------------------------------------------------
(EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

1100  CHASE  SQUARE,   ROCHESTER,  NY                14604
---------------------------------------------------------------
(ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)         (ZIP  CODE)

B.  REUBEN  AUSPITZ     1100  CHASE  SQUARE,   ROCHESTER,  NY  14604
--------------------------------------------------------------------
(NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)

REGISTRANT'S  TELEPHONE  NUMBER,  INCLUDING  AREA  CODE:     585-325-6880
                                                        -----------------

DATE  OF  FISCAL  YEAR  END:                      OCTOBER  31,  2004
                            ----------------------------------------

DATE  OF  REPORTING  PERIOD:    NOVEMBER  1,  2003  THROUGH  OCTOBER  31,  2004
                            ---------------------------------------------------

FORM N-CSR IS TO BE USED BY MANAGEMENT INVESTMENT COMPANIES TO FILE REPORTS WITH THE COMMISSION NOT LATER THAN 10 DAYS AFTER THE TRANSMISSION TO STOCKHOLDERS OF ANY REPORT THAT IS REQUIRED TO BE TRANSMITTED TO STOCKHOLDERS UNDER RULE 30E-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (17 CFR 270.30E-1). THE COMMISSION MAY USE THE INFORMATION PROVIDED ON FORM N-CSR IN ITS REGULATORY, DISCLOSURE REVIEW, INSPECTION, AND POLICYMAKING ROLES.

A REGISTRANT IS REQUIRED TO DISCLOSE THE INFORMATION SPECIFIED BY FORM N-CSR, AND THE COMMISSION WILL MAKE THIS INFORMATION PUBLIC. A REGISTRANT IS NOT REQUIRED TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN FORM N-CSR UNLESS THE FORM DISPLAYS A CURRENTLY VALID OFFICE OF MANAGEMENT AND BUDGET ("OMB") CONTROL NUMBER. PLEASE DIRECT COMMENTS CONCERNING THE ACCURACY OF THE INFORMATION COLLECTION BURDEN ESTIMATE AND ANY SUGGESTIONS FOR REDUCING THE BURDEN TO SECRETARY, SECURITIES AND EXCHANGE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0609. THE OMB HAS REVIEWED THIS COLLECTION OF INFORMATION UNDER THE CLEARANCE REQUIREMENTS OF 44 U.S.C. SECTION 3507.

ITEM  1:  REPORTS  TO  STOCKHOLDERS



December  27,  2004


To  Shareholders  of  the  following  Series  of  the  Exeter  Fund:

Pro-Blendsm  Conservative  Term  Series
Pro-Blendsm  Moderate  Term  Series
Pro-Blendsm  Extended  Term  Series
Pro-Blendsm  Maximum  Term  Series
Tax  Managed  Series
Equity  Series
Overseas  Series

Dear  Shareholder:

Enclosed are copies of the Annual Reports for each of the above Series of the Exeter Fund in which you owned shares as of October 31, 2004. The reports include information about the Series' performance as well as portfolio listings as of that date.

Please contact our Fund Services department at 1-800-466-3863 if you have any questions about your Exeter Fund account.

Sincerely,

/s/  Amy  J.  Williams

Amy  J.  Williams
Fund  Services  Manager



Exeter  Fund,  Inc.
Annual  Report
October  31,  2004
Equity  Series

Management  Discussion  and  Analysis  (unaudited)


DEAR  SHAREHOLDERS:

Over the past year, the behavior of the equity market has reflected the shift in the economic environment. After noteworthy gains in 2003, the Standard & Poor's 500 Total Return Index (the "S&P 500"), a measure of the general stock market, continued its rise until the middle of the first quarter of 2004. At this time last year, we noted that equity valuations had pushed into questionable territory, warning that the market may have come too far to fast. It did not take long for the market to catch up with that view. By early March 2004, the stock market finally took some time to digest the economic data and to consider the prospect of the Federal Reserve's policy to start increasing interest rates. Since that time, the S&P 500 has experienced a price decline of approximately 2%; however, for the one-year period since October 31, 2003, it has still maintained a positive total return of 9.41%. The Equity Series has outperformed the index by a fairly healthy margin for the same period.

The good economic news that marked the first part of 2004 began to fade beginning in the third quarter. Growth in Gross Domestic Product, non-farm payrolls, consumer spending and corporate profits all showed signs of deceleration as the year progressed. As expected, the Federal Reserve began to raise short-term interest rates at the end of the second quarter as well. On a positive note, the growth in inflation the economy experienced in the first half of the year eased. The conflicting economic data between the second and third quarters has led to volatility in the stock market. As a result, although stock prices have seen their share of reversals in this time period, the stock market has taken somewhat of a wait-and-see approach.

During the past year, we shifted the Series' holdings within certain sectors based on our fundamental equity selection approach. We reduced holdings in the Information Technology sector during the early part of the year, and avoided much of the 20% decline experienced in that sector between mid-January and mid-August. We have also increased holdings in the Consumer Discretionary sector, specifically companies with improving fundamentals that are not as sensitive to rising interest rates as bigger-ticket consumer items. This sector has experienced a nice rally since mid-August of this year. We have gradually increased the Series' position in the Financials sector during the early and middle part of this year as better values presented themselves as the sector came down from its steady run that originated in early 2003. The Series has also continued to benefit from its relatively large position in the Energy sector relative to the S&P 500, as rising oil prices have driven this sector up more than 40% during the past year.

As this year has shown, conditions can change dramatically in a relatively short span of time. Observing the behavior of the economy and stock market over the past year reinforces our long-standing conviction that our best hope of providing attractive returns lies in our fundamentals-driven investment approach. It allows us to deviate from market weightings during volatile periods when stock selection is key to favorable returns. Rather than simply match the portfolio to the market benchmark, we favor a disciplined bottom-up investment approach that has historically served our long-term investors very well. We will continue to monitor economic conditions for opportunities to structure the portfolio in a manner that we expect will continue to provide competitive absolute and risk-adjusted returns.

We  wish  you  all  the  best  in  the  new  year.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  October  31,  2004  (unaudited)




                                                            Average Annual Total Returns
                                                               As of October 31, 2004
                                                 --------------------------------------------------
                                                                                                      Growth of
                                                              One                Five      Since      a $10, 000
                                                             Year                Year   Inception1   Investment*
                                                 -----------------------------  ------  -----------  ------------

Exeter Fund, Inc. - Equity Series2,3                                    16.52%   7.54%        7.16%  $     15,678

Standard & Poor's (S&P) 500 Total Return Index4                          9.41%  -2.22%        1.74%  $     11,190



*The value of a $10,000 investment in the Exeter Fund, Inc. - Equity Series from its inception1 (5/1/98) to present (10/31/04) as compared to the S&P 500 Total Return Index.


<graphic>
<line  chart>

Data  for  line  chart  to  follow:



          Exeter Fund, Inc.   S&P 500 Total
Date        Equity Series      Return Index
--------  ------------------  --------------
5/1/98 .  $           10,000  $       10,000
10/31/98               7,750           9,961
10/31/99              10,900          12,561
10/31/00              14,080          13,278
10/31/01              12,870           9,973
10/31/02              11,420           8,468
10/31/03              13,455          10,228
10/31/04              15,678          11,190




1Performance numbers for the Series and Index are calculated from May 1, 1998, the Collective's inception date (see Note 3 below).
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3For periods prior to the inception of the Series on July 10, 2002, the performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans - All-Equity Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees.
4The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

Shareholder  Expense  Example  (unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including potential wire charges and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 5/1/04         10/31/04     5/1/04-10/31/04
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $      1,046.90 $           5.40
Hypothetical
(5% return before expenses)  $     1,000.00  $      1,019.86 $           5.33



*Expenses are equal to the Series' annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Series' total return would have been lower had certain expenses not been reimbursed during the period. Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights.

Portfolio  Composition  -  As  of  October  31,  2004  (unaudited)


<graphic>
<pie  chart>

Sector  Allocation*



Consumer Discretionary . . . . . . . . . . . . . . . . . . . . .  21.2%
Consumer Staples . . . . . . . . . . . . . . . . . . . . . . . .   7.7%
Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19.5%
Financials . . . . . . . . . . . . . . . . . . . . . . . . . . .  11.3%
Health Care. . . . . . . . . . . . . . . . . . . . . . . . . . .  11.5%
Industrials. . . . . . . . . . . . . . . . . . . . . . . . . . .   6.8%
Information Technology . . . . . . . . . . . . . . . . . . . . .   4.1%
Materials. . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.9%
Utilities. . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.4%
Cash, short-term investments, and liabilities, less other assets   6.6%



*As  a  percentage  of  net  assets.

Investment  Portfolio  -  October  31,  2004




                                                          VALUE
                                                SHARES   (NOTE 2)
                                                -------  ---------

COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 21.2%
HOTELS, RESTAURANTS & LEISURE - 3.0%
Carnival Corp. . . . . . . . . . . . . . . . .    1,025  $ 51,824
                                                       ----------

MEDIA - 10.4%
Cablevision Systems New York Group - Class A*.    3,250    66,885
The E.W. Scripps Co. - Class A . . . . . . . .      600    28,632
Hearst-Argyle Television, Inc. - Class A . . .      925    24,105
Time Warner, Inc.* . . . . . . . . . . . . . .    3,900    64,896
                                                       ----------
                                                          184,518
                                                       ----------

SPECIALTY RETAIL - 7.8%
Foot Locker, Inc.. . . . . . . . . . . . . . .      800    19,520
Office Depot, Inc.*. . . . . . . . . . . . . .    2,800    45,332
Staples, Inc.. . . . . . . . . . . . . . . . .    1,025    30,484
Weight Watchers International, Inc.* . . . . .    1,200    43,104
                                                       ----------
                                                          138,440
                                                       ----------
                                                          374,782
                                                       ----------

CONSUMER STAPLES - 7.7%
FOOD & STAPLES RETAILING - 1.9%
The Kroger Co.*. . . . . . . . . . . . . . . .    2,225    33,620
                                                       ----------

FOOD PRODUCTS - 1.1%
Hain Celestial Group, Inc.*. . . . . . . . . .    1,225    19,820
                                                       ----------

HOUSEHOLD PRODUCTS - 2.4%
Colgate-Palmolive Co.. . . . . . . . . . . . .      500    22,310
The Procter & Gamble Co. . . . . . . . . . . .      400    20,472
                                                       ----------
                                                           42,782
                                                       ----------

PERSONAL PRODUCTS - 2.3%
The Estee Lauder Companies, Inc. - Class A . .      950    40,802
                                                       ----------
                                                          137,024
                                                       ----------

ENERGY - 19.5%
ENERGY EQUIPMENT & SERVICES - 17.9%
Baker Hughes, Inc. . . . . . . . . . . . . . .    1,275    54,608
Cooper Cameron Corp.*. . . . . . . . . . . . .      875    42,306
Schlumberger Ltd.. . . . . . . . . . . . . . .    1,125    70,808
Transocean, Inc.*. . . . . . . . . . . . . . .    1,225    43,181
Varco International, Inc.* . . . . . . . . . .    1,625    44,980
Weatherford International Ltd.*. . . . . . . .    1,175    61,406
                                                       ----------
                                                          317,289
                                                       ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                   VALUE
                                         SHARES   (NOTE 2)
                                         -------  ---------
ENERGY (continued)
OIL & GAS - 1.6%
Amerada Hess Corp.. . . . . . . . . . .      350  $ 28,249
                                                ----------
                                                   345,538
                                                ----------

FINANCIALS - 11.3%
CAPITAL MARKETS - 5.1%
The Bank of New York Co., Inc.. . . . .    1,550    50,313
SEI Investments Co. . . . . . . . . . .    1,125    40,489
                                                ----------
                                                    90,802
                                                ----------

COMMERCIAL BANKS - 5.2%
PNC Financial Services Group. . . . . .      575    30,073
U.S. Bancorp. . . . . . . . . . . . . .    1,100    31,471
Wachovia Corp.. . . . . . . . . . . . .      625    30,756
                                                ----------
                                                    92,300
                                                ----------

DIVERSIFIED FINANCIAL SERVICES - 1.0%
Principal Financial Group, Inc. . . . .      450    16,992
                                                ----------
                                                   200,094
                                                ----------

HEALTH CARE - 11.5%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Millipore Corp.*. . . . . . . . . . . .      600    27,594
                                                ----------

HEALTH CARE PROVIDERS & SERVICES - 3.8%
WebMD Corp.*. . . . . . . . . . . . . .    9,025    68,229
                                                ----------

PHARMACEUTICALS - 6.1%
Pfizer, Inc.. . . . . . . . . . . . . .      950    27,503
Schering-Plough Corp. . . . . . . . . .    4,400    79,684
                                                ----------
                                                   107,187
                                                ----------
                                                   203,010
                                                ----------

INDUSTRIALS - 6.8%
AIRLINES - 1.6%
Southwest Airlines Co.. . . . . . . . .    1,800    28,386
                                                ----------

MACHINERY - 1.3%
AGCO Corp.* . . . . . . . . . . . . . .    1,175    22,818
                                                ----------

ROAD & RAIL - 3.9%
CSX Corp. . . . . . . . . . . . . . . .      900    32,850
Kansas City Southern* . . . . . . . . .    2,100    35,595
                                                ----------
                                                    68,445
                                                ----------
                                                   119,649
                                                ----------

INFORMATION TECHNOLOGY - 4.1%
IT SERVICES - 2.0%
First Data Corp.. . . . . . . . . . . .      875    36,120
                                                ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                               SHARES/          VALUE
                                                           PRINCIPAL AMOUNT   (NOTE 2)
                                                          ------------------  ---------
INFORMATION TECHNOLOGY (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
Texas Instruments, Inc.. . . . . . . . . . . . . . . . .              1,500   $ 36,675
                                                                           -----------
                                                                                72,795
                                                                           -----------

MATERIALS - 6.9%
CHEMICALS - 3.9%
Engelhard Corp.. . . . . . . . . . . . . . . . . . . . .              1,025     29,007
Minerals Technologies, Inc.. . . . . . . . . . . . . . .                650     39,065
                                                                           -----------
                                                                                68,072
                                                                           -----------

CONTAINERS & PACKAGING - 1.3%
Packaging Corp. of America . . . . . . . . . . . . . . .              1,050     23,026
                                                                           -----------

METALS & MINING - 1.7%
Alcoa, Inc.. . . . . . . . . . . . . . . . . . . . . . .                950     30,875
                                                                           -----------
                                                                               121,973
                                                                           -----------

UTILITIES - 4.4%
ELECTRIC UTILITIES - 2.5%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . . . .              2,450     44,859
                                                                           -----------

MULTI-UTILITIES & UNREGULATED POWER - 1.9%
NRG Energy, Inc.*. . . . . . . . . . . . . . . . . . . .              1,175     32,595
                                                                           -----------
                                                                                77,454
                                                                           -----------

TOTAL COMMON STOCKS
(Identified Cost $1,465,567) . . . . . . . . . . . . . .                     1,652,319
                                                                           -----------

SHORT-TERM INVESTMENTS - 7.4%
Dreyfus Treasury Cash Management - Institutional Shares.             51,004     51,004
Fannie Mae Discount Note, 12/13/2004 . . . . . . . . . .  $          50,000     49,890
U.S. Treasury Bill, 11/12/2004 . . . . . . . . . . . . .             30,000     29,987
                                                                           -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $130,881) . . . . . . . . . . . . . . .                       130,881
                                                                           -----------

TOTAL INVESTMENTS - 100.8%
(Identified Cost $1,596,448) . . . . . . . . . . . . . .                     1,783,200

LIABILITIES, LESS OTHER ASSETS - (0.8%). . . . . . . . .                       (13,808)
                                                                           -----------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $ 1,769,392
                                                                           ===========



*Non-income  producing  security


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities

October  31,  2004




ASSETS:
Investments, at value (identified cost $1,596,448) (Note 2)  $1,783,200
Dividends receivable. . . . . . . . . . . . . . . . . . . .         640
Receivable from investment advisor (Note 3) . . . . . . . .      12,540
                                                             ----------

TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . . .   1,796,380
                                                             ----------

LIABILITIES:

Accrued fund accounting and transfer agent fees (Note 3). .         689
Audit fees payable. . . . . . . . . . . . . . . . . . . . .      24,055
Legal fees payable. . . . . . . . . . . . . . . . . . . . .       1,801
Other payables and accrued expenses . . . . . . . . . . . .         443
                                                             ----------

TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . .      26,988
                                                             ----------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $1,769,392
                                                             ==========

NET ASSETS CONSIST OF:

Capital stock . . . . . . . . . . . . . . . . . . . . . . .  $    1,132
Additional paid-in-capital. . . . . . . . . . . . . . . . .   1,481,326
Accumulated net realized gain on investments. . . . . . . .     100,182
Net unrealized appreciation on investments. . . . . . . . .     186,752
                                                             ----------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $1,769,392
                                                             ==========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($1,769,392/113,237 shares) . . . . . . . .  $    15.63
                                                             ==========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations

For  the  Year  Ended  October  31,  2004




INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . .  $ 14,754
Interest. . . . . . . . . . . . . . . . . . . . . . .       852
                                                       ---------

Total Investment Income . . . . . . . . . . . . . . .    15,606
                                                       ---------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .    15,706
Directors' fees (Note 3). . . . . . . . . . . . . . .     8,201
Fund accounting and transfer agent fees (Note 3). . .     4,460
Audit fees. . . . . . . . . . . . . . . . . . . . . .    24,024
Legal fees. . . . . . . . . . . . . . . . . . . . . .     4,699
Custodian fees. . . . . . . . . . . . . . . . . . . .     3,081
Miscellaneous . . . . . . . . . . . . . . . . . . . .     1,067
                                                       ---------

Total Expenses. . . . . . . . . . . . . . . . . . . .    61,238
Less reduction of expenses (Note 3) . . . . . . . . .   (44,737)
                                                       ---------

Net Expenses. . . . . . . . . . . . . . . . . . . . .    16,501
                                                       ---------

NET INVESTMENT LOSS . . . . . . . . . . . . . . . . .      (895)
                                                       ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .   159,977
Net change in unrealized appreciation on investments.    59,673
                                                       ---------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS . . . . . . . . . . . . . . . . . . . . .   219,650
                                                       ---------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS. . . . . . . . . . . . . . . . . . . . . .  $218,755
                                                       =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets




                                                         FOR THE       FOR THE
                                                        YEAR ENDED    YEAR ENDED
                                                         10/31/04      10/31/03
                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss). . . . . . . . . . . . .  $      (895)  $       800
Net realized gain on investments. . . . . . . . . . .      159,977        41,987
Net change in unrealized appreciation on investments.       59,673       126,200
                                                       ------------  ------------

Net increase from operations. . . . . . . . . . . . .      218,755       168,987
                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income. . . . . . . . . . . . . .         (638)       (1,400)
                                                       ------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)      345,056       520,216
                                                       ------------  ------------

Net increase in net assets. . . . . . . . . . . . . .      563,173       687,803

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .    1,206,219       518,416
                                                       ------------  ------------

END OF YEAR (including undistributed net investment
income of $- and $621, respectively). . . . . . . . .  $ 1,769,392   $ 1,206,219
                                                       ============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights




                                                                                     FOR THE PERIOD
                                                              FOR THE YEARS ENDED     7/10/02 1 TO
                                                             10/31/04       10/31/03    10/31/02
                                                         ----------------  ----------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD . . . . . . . . .  $         13.42   $   11.42   $   11.51
                                                         ----------------  ----------  ----------

Income (loss) from investment operations:
Net investment income (loss). . . . . . . . . . . . . .            (0.01)       0.01        0.03
Net realized and unrealized gain (loss) on investments.             2.23        2.02       (0.12)
                                                         ----------------  ----------  ----------

Total from investment operations. . . . . . . . . . . .             2.22        2.03       (0.09)
                                                         ----------------  ----------  ----------

Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .            (0.01)      (0.03)          -
                                                         ----------------  ----------  ----------

NET ASSET VALUE - END OF PERIOD . . . . . . . . . . . .  $         15.63   $   13.42   $   11.42
                                                         ================  ==========  ==========

Total return2 . . . . . . . . . . . . . . . . . . . . .            16.52%      17.82%     (0.78%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .             1.05%       1.05%     1.05%3
Net investment income (loss). . . . . . . . . . . . . .           (0.06%)       0.09%     0.78%3

Portfolio turnover. . . . . . . . . . . . . . . . . . .               60%         58%         30%

NET ASSETS - END OF PERIOD (000's omitted). . . . . . .  $         1,769   $   1,206   $     518
                                                         ================  ==========  ==========




*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



2.85%  11.55%  31.99%3




1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
3Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements


1.  ORGANIZATION

Equity Series (the "Series") is a no-load, non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth of capital, primarily through investments in U.S. common stocks.

Shares of the Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of October 31, 2004, 1.16 billion shares have been designated in total among 21 series, of which 75 million have been designated as Equity Series common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized

Notes  to  Financial  Statements

FEDERAL  TAXES  (continued)
gains  on  investments,  in accordance with requirements of the Internal Revenue
Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least February 28, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $15,706 and assumed expenses amounting to $29,031 for the year ended October 31, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

Notes  to  Financial  Statements

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended October 31, 2004, purchases and sales of securities, other than United States Government securities and short-term securities, were $1,125,337 and $877,622, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Equity  Series  were:




                       FOR THE YEAR                FOR THE YEAR
                      ENDED 10/31/04              ENDED 10/31/03
             ---------------------------------  ------------------
                 Shares            Amount       Shares    Amount
             ---------------  ----------------  -------  ---------
Sold. . . .          24,251   $       358,646   45,346   $530,203
Reinvested.              45               638      118      1,400
Repurchased            (959)          (14,228)    (968)   (11,387)
             ---------------  ----------------  -------  ---------
Total . . .          23,337   $       345,056   44,496   $520,216
             ===============  ================  =======  =========


At October 31, 2004, the retirement plan of the advisor and its affiliates owned 100,721 shares of the Series (88.9% of shares outstanding) valued at $1,574,269.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on October 31, 2004.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government. No such investments were held by the Series on October 31, 2004.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including differences in the cost basis of securities contributed in-kind. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes  to  Financial  Statements

The  tax  character  of  distributions  paid  were  as  follows:



                  FOR THE YEAR     FOR THE YEAR
                 ENDED 10/31/04   ENDED 10/31/03
                 ---------------  ---------------
Ordinary income  $           638  $         1,400


At October 31, 2004, the tax basis components of distributable earnings and the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:



Cost for federal income tax purposes.  $1,604,776

Unrealized appreciation . . . . . . .  $  225,729
Unrealized depreciation . . . . . . .     (47,305)
                                       -----------

Net unrealized appreciation . . . . .  $  178,424
Undistributed long-term capital gains     100,182



FEDERAL  INCOME  TAX  INFORMATION  (UNAUDITED)

For federal income tax purposes, the Series designates $638 or, if different, the maximum amount allowable under the tax law as qualified dividend income.

Report  of  Independent  Registered  Public  Accounting  Firm

TO  THE  BOARD  OF  DIRECTORS  OF  EXETER  FUND, INC. AND SHAREHOLDERS OF EQUITY
SERIES:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Series (a Series of Exeter Fund, Inc., hereafter referred to as the "Series") at October 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
DECEMBER  13,  2004

Directors'  and  Officers'  Information  (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863 or on the EDGAR Database on the SEC Internet website (http:\\www.sec.gov). The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years.



INTERESTED DIRECTOR
Name: . . . . . . . . . . . . . . . . . . . . . .  B. Reuben Auspitz*
Address:  . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                   Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . .  57
Current Position(s) Held with Fund: . . . . . . .  Principal Executive Officer, President, Chairman & Director
Term of Office1 & Length of Time Served:. . . . .  Indefinite - Director; Vice President 1984 - 2003; President since 2004;
                                                   Director since 1984
Principal Occupation(s) During Past 5 Years:. . .  Executive Vice President, Co-Executive Director, Executive Group Member** &
                                                   Chief Compliance Officer since 2004, Manning & Napier Advisors, Inc.; President
                                                   & Director Manning & Napier Investor Services, Inc.; Holds or has held one or more of the following titles for various subsidiaries and affiliates:
                                                   President, Vice President, Director, Chairman, Treasurer, Chief Compliance
                                                   Officer or Member
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A




INDEPENDENT DIRECTORS
Name:. . . . . . . . . . . . . . . . . . . . . . . Stephen B. Ashley
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 64
Current Position(s) Held with Fund:. . . . . . . . Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years: . . . Chairman, Director, President & Chief Executive Officer, The Ashley Group
                                                   (property management and investment)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . Genesee Corp.
                                                   The Ashley Group
                                                   Fannie Mae

Name:. . . . . . . . . . . . . . . . . . . . . . . Martin F. Birmingham
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 83
Current Position(s) Held with Fund:. . . . . . . . Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years: . . . Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Peter L. Faber
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 66
Current Position(s) Held with Fund:. . . . . . . . Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years: . . . Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . Partnership for New York City, Inc.

Name:. . . . . . . . . . . . . . . . . . . . . . . Harris H. Rusitzky
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 69
Current Position(s) Held with Fund:. . . . . . . . Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years: . . . President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A


Directors'  and  Officers'  Information  (unaudited)




OFFICERS
Name:. . . . . . . . . . . . . . . . . . . . . . . Jeffrey S. Coons, Ph.D., CFA
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 41
Current Position(s) Held with Fund:. . . . . . . . Vice President
Term of Office1 & Length of Time Served: . . . . . Since 2004
Principal Occupation(s) During Past 5 Years: . . . Co-Director of Research since 2002 & Executive Group Member**,
                                                   Manning & Napier Advisors, Inc.; Managing Director - Risk Management, Manning &
                                                   Napier Advisors, Inc., 1993-2002;  Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer or Senior
                                                   Trust Officer
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Christine Glavin
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 38
Current Position(s) Held with Fund:. . . . . . . . Principal Financial Officer, Chief Financial Officer
Term of Office1 & Length of Time Served: . . . . . Since 2001
Principal Occupation(s) During Past 5 Years: . . . Fund Accounting Manager, Manning & Napier Advisors, Inc.
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Jodi L. Hedberg
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 36
Current Position(s) Held with Fund:. . . . . . . . Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering (AML)
                                                   Compliance Officer
Term of Office1 & Length of Time Served: . . . . . Corporate Secretary since 1997; Chief Compliance Officer since 2004
                                                   Compliance Manager, Manning & Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Alaina V. Metz
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 37
Current Position(s) Held with Fund:. . . . . . . . Special Assistant Secretary
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years: . . . Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A





*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor. Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for all officers is one year and until their respective successors are chosen and qualified.

Literature  Requests  (unaudited)

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                             1-800-466-3863
On  the  Securities  and  Exchange
     Commission  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request:

By  phone                             1-800-466-3863
On  the  SEC's  web  site             http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, available without charge, upon request:

By  phone                             1-800-466-3863
On  the  SEC's  web  site             http:\\www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available without charge, upon request:

By  phone                             1-800-466-3863
On  the  SEC's  web  site             http://www.sec.gov

Exeter  Fund,  Inc.
Annual  Report
October  31,  2004
Overseas  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

The  Overseas  Series  outperformed  its  benchmark,  the Morgan Stanley Capital
International (MSCI) All Country World Index ex U.S., for the twelve-month period ended October 31, 2004. The Series also continued to outperform for the three and five year periods. More importantly, the Series has outperformed the index by a substantial margin (6.63% compared to -2.22% on an annualized basis) over the current market cycle, which began January 1, 2000. Because a market cycle includes periods of both rising and falling markets, it is a better time period over which to evaluate fund performance than time periods based on the calendar year or the Series' fiscal year.

Our team of analysts uses time-tested investment strategies to choose stocks for the portfolio. These strategies included the Profile Strategy, Hurdle Rate Strategy and the Bankable Deal Strategy. Our investment approach also considers valuation measures, and we avoid stocks whose valuations do not appear justified according to our analysis.

The Series has a large weighting in Consumer Staples companies relative to the benchmark. The holdings were largely added under our Profile Strategy and included areas such as food products, household and personal products and beverages. The Profile Strategy seeks companies that have a sustainable competitive advantage that allows them to grow sales faster than their competitors. These positions were purchased as defensive positions as we believe global growth may be slowing and we expect these stocks to hold up better if the global economy should deteriorate.

Consumer Discretionary stocks also represent a large weighting compared to the benchmark. A number of these companies are in the media industry, including companies that publish materials for educational and scientific purposes. Following the latest recession, spending in this area had fallen to very low levels. With the economy now on stronger footing, we believe sales in the industry will increase, benefiting these companies.

The Series has a relatively large position in the Energy sector relative to its benchmark. These holdings are primarily in energy equipment and services companies involved in searching for new oil and gas reserves. Most of these companies were purchased under the Hurdle Rate Strategy. This investment strategy looks for strong companies within industries that are expected to experience strong supply and demand dynamics. As low profitability forces capacity reduction, pricing power returns, which often leads to strong earnings growth. As a group, these stocks performed very well over the last year as oil companies began using strong profits to invest in the exploration for new supplies.

The Series' Bankable Deal stocks were spread out among Consumer, Energy, Information Technology and Utilities sectors. The Bankable Deal strategy is used to identify viable companies that sell at such a discount to intrinsic value that market forces should force management to realize that value. Information Technology was one of the poorest performing sectors of the market over the last year; the Series' performance compared to the benchmark was helped by its relatively small holdings in this sector.

Going forward, we expect global economic growth to slow as many countries look to control inflation through higher interest rates. The Series will continue to search out attractively priced equities that fit our investment strategies.

We  wish  you  all  the  best  in  the  new  year.

Sincerely,


EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  October  31,  2004  (unaudited)




                                                              Average Annual Total Returns
                                                                 As of October 31, 2004
                                                 -------------------------------------------------
                                                                                                     Growth of
                                                              One               Five      Since      a $10,000
                                                             Year               Year   Inception1   Investment*
                                                 -----------------------------  -----  -----------  ------------

Exeter Fund, Inc. - Overseas Series2,3                                  21.58%  8.71%       11.13%  $     19,039

Morgan Stanley Capital International (MSCI) All
Country World Index ex U.S.4                                            19.67%  0.42%        5.87%  $     14,150



*The value of a $10,000 investment in the Exeter Fund, Inc. - Overseas Series from its inception1 (9/23/98) to present (10/31/04) as compared to the MSCI All Country World Index ex U.S.


<graphic>
<line  chart>

Data  for  line  chart  to  follow:



          Exeter Fund, Inc.                 MSCI
Date       Overseas Series    All Country World Index ex U.S.
--------  ------------------  --------------------------------
9/23/98.  $           10,000  $                         10,000
10/31/98              10,210                            11,048
10/31/99              12,540                            13,838
10/31/00              14,500                            13,552
10/31/01              13,540                            10,174
10/31/02              12,540                             9,067
10/31/03              15,660                            11,823
10/31/04              19,039                            14,150




1Performance numbers for the Series are calculated from September 23, 1998, the Collective's inception date (see Note 3 below). Prior to 2001, the MSCI All Country World Index ex U.S. only published month-end numbers; therefore, performance numbers for the Index are calculated from September 30, 1998. 2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3For periods prior to the inception of the Series on July 10, 2002, the performance figures reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans - International Equity Collective Investment Trust (the "Collective"), which was managed by the Advisor and reorganized into the Series. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940 (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Series' fees, historical performance would have been lower if the Collective had been subject to the same fees.
4The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets and consists of 48 developed and emerging market country indices outside the United States. The Index is denominated in U.S. Dollars. The Index returns assume daily reinvestment of gross dividends (which do not account for foreign dividend taxation) and, unlike Series returns, do not reflect any fees or expenses.

Shareholder  Expense  Example  (unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including potential wire charges and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 5/1/04         10/31/04     5/1/04-10/31/04
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,059.60  $           5.44
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,019.86  $           5.33



*Expenses are equal to the Series' annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Series' total return would have been lower had certain expenses not been reimbursed during the period. Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights.

Portfolio  Composition  -  As  of  October  31,  2004  (unaudited)


<graphic>
<pie  chart>

Country  Allocation*



Australia. . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.8%
Belgium. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.0%
Brazil . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.9%
Canada . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4.1%
Finland. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.3%
France . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10.1%
Germany. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.6%
Japan. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.7%
Mexico . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.7%
Netherlands. . . . . . . . . . . . . . . . . . . . . . . . . . .   3.6%
Norway . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7.0%
Switzerland. . . . . . . . . . . . . . . . . . . . . . . . . . .  12.6%
United Kingdom . . . . . . . . . . . . . . . . . . . . . . . . .  16.0%
Miscellaneous**. . . . . . . . . . . . . . . . . . . . . . . . .   5.7%
Cash, short-term investments, and liabilities, less other assets   7.9%



*As  a  percentage  of  net  assets.
**Miscellaneous
Austria
Guernsey
South  Korea
Taiwan


<graphic>
<pie  chart>

Sector  Allocation*



Consumer Discretionary . . . . . . . . . . . . . . . . . . . . .  17.7%
Consumer Staples . . . . . . . . . . . . . . . . . . . . . . . .  25.8%
Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10.7%
Health Care. . . . . . . . . . . . . . . . . . . . . . . . . . .   8.0%
Industrials. . . . . . . . . . . . . . . . . . . . . . . . . . .  10.8%
Information Technology . . . . . . . . . . . . . . . . . . . . .   5.4%
Materials. . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.1%
Telecommunication Services . . . . . . . . . . . . . . . . . . .   5.6%
Utilities. . . . . . . . . . . . . . . . . . . . . . . . . . . .   2.0%
Cash, short-term investments, and liabilities, less other assets   7.9%



*As  a  percentage  of  net  assets.

Investment  Portfolio  -  October  31,  2004



                                                                                 VALUE
                                                                       SHARES   (NOTE 2)
                                                                       -------  ---------

COMMON STOCKS - 92.1%
CONSUMER DISCRETIONARY - 17.7%
HOTELS, RESTAURANTS & LEISURE - 2.6%
Club Mediterranee S.A.* (France). . . . . . . . . . . . . . . . . . .      600  $ 27,086
                                                                              ----------

HOUSEHOLD DURABLES - 3.9%
Sony Corp. - ADR (Japan). . . . . . . . . . . . . . . . . . . . . . .    1,175    40,949
                                                                              ----------

MEDIA - 9.7%
The News Corp. Ltd. - ADR (now known as News Corp., Inc.) (Australia)    1,250    39,300
Pearson plc (United Kingdom). . . . . . . . . . . . . . . . . . . . .    2,200    24,173
Reed Elsevier plc - ADR (United Kingdom). . . . . . . . . . . . . . .      550    19,800
VNU N.V. (Netherlands). . . . . . . . . . . . . . . . . . . . . . . .      653    17,879
                                                                              ----------
                                                                                 101,152
                                                                              ----------

SPECIALTY RETAIL - 1.5%
Douglas Holding AG (Germany). . . . . . . . . . . . . . . . . . . . .      500    15,410
                                                                              ----------
                                                                                 184,597
                                                                              ----------

CONSUMER STAPLES - 25.8%
BEVERAGES - 3.0%
InBev (Belgium) . . . . . . . . . . . . . . . . . . . . . . . . . . .      900    32,054
                                                                              ----------

FOOD & STAPLES RETAILING - 3.3%
Carrefour S.A. (France) . . . . . . . . . . . . . . . . . . . . . . .      375    16,464
Organizacion Soriana S.A. de C.V. - Series B (Mexico) . . . . . . . .    5,600    17,957
                                                                              ----------
                                                                                  34,421
                                                                              ----------

FOOD PRODUCTS - 9.4%
Cadbury Schweppes plc (United Kingdom). . . . . . . . . . . . . . . .    2,700    22,448
Nestle S.A. (Switzerland) . . . . . . . . . . . . . . . . . . . . . .      160    37,956
Unilever plc - ADR (United Kingdom) . . . . . . . . . . . . . . . . .    1,100    37,499
                                                                              ----------
                                                                                  97,903
                                                                              ----------

HOUSEHOLD PRODUCTS - 6.1%
Henkel KGaA (Germany) . . . . . . . . . . . . . . . . . . . . . . . .      300    22,578
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico). . . . . . . . .    2,750    41,145
                                                                              ----------
                                                                                  63,723
                                                                              ----------

PERSONAL PRODUCTS - 4.0%
Clarins S.A. (France) . . . . . . . . . . . . . . . . . . . . . . . .      499    28,409
Shiseido Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . . . . .    1,000    13,068
                                                                              ----------
                                                                                  41,477
                                                                              ----------
                                                                                 269,578
                                                                              ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004





                                                                      VALUE
                                                            SHARES   (NOTE 2)
                                                            -------  ---------
ENERGY - 10.7%
ENERGY EQUIPMENT & SERVICES - 9.0%
Abbot Group plc (United Kingdom) . . . . . . . . . . . . .    6,100  $ 23,873
Compagnie Generale de Geophysique S.A. (CGG)* (France) . .      200    12,507
Precision Drilling Corp.* (Canada) . . . . . . . . . . . .      350    21,581
Smedvig ASA - Class A (Norway) . . . . . . . . . . . . . .    2,900    36,255
                                                                   ----------
                                                                       94,216
                                                                   ----------

OIL & GAS - 1.7%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil). . . .      525    17,115
                                                                   ----------
                                                                      111,331
                                                                   ----------

HEALTH CARE - 8.0%
PHARMACEUTICALS - 8.0%
Novartis AG - ADR (Switzerland). . . . . . . . . . . . . .      875    42,009
Schering AG (Germany). . . . . . . . . . . . . . . . . . .      650    41,812
                                                                   ----------
                                                                       83,821
                                                                   ----------

INDUSTRIALS - 10.8%
AEROSPACE & DEFENSE - 2.0%
SNECMA* (France) . . . . . . . . . . . . . . . . . . . . .    1,000    21,357
                                                                   ----------

COMMERCIAL SERVICES & SUPPLIES - 3.3%
Aggreko plc (United Kingdom) . . . . . . . . . . . . . . .    2,850     7,855
BWT AG (Austria) . . . . . . . . . . . . . . . . . . . . .      200     5,371
Quebecor World, Inc. (Canada). . . . . . . . . . . . . . .    1,025    21,310
                                                                   ----------
                                                                       34,536
                                                                   ----------

CONSTRUCTION & ENGINEERING - 1.9%
Koninklijke Boskalis Westminster N.V. (Netherlands). . . .      736    19,860
                                                                   ----------

MACHINERY - 3.6%
Tomra Systems ASA (Norway) . . . . . . . . . . . . . . . .    8,450    37,339
                                                                   ----------
                                                                      113,092
                                                                   ----------

INFORMATION TECHNOLOGY - 5.4%
COMMUNICATIONS EQUIPMENT - 2.3%
Nokia Oyj - ADR (Finland). . . . . . . . . . . . . . . . .    1,525    23,515
                                                                   ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)    2,550    19,303
                                                                   ----------

SOFTWARE - 1.3%
Amdocs Ltd.* (Guernsey). . . . . . . . . . . . . . . . . .      550    13,833
                                                                   ----------
                                                                       56,651
                                                                   ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                               SHARES/          VALUE
                                                           PRINCIPAL AMOUNT   (NOTE 2)
                                                          ------------------  ---------
MATERIALS - 6.1%
CHEMICALS - 4.9%
Lonza Group AG (Switzerland) . . . . . . . . . . . . . .              1,050   $ 51,445
                                                                           -----------

PAPER & FOREST PRODUCTS - 1.2%
Aracruz Celulose S.A. - ADR (Brazil) . . . . . . . . . .                375     12,630
                                                                           -----------
                                                                                64,075
                                                                           -----------

TELECOMMUNICATION SERVICES - 5.6%
WIRELESS TELECOMMUNICATION SERVICES - 5.6%
NTT DoCoMo, Inc. (Japan) . . . . . . . . . . . . . . . .                 15     26,504
Vodafone Group plc - ADR (United Kingdom). . . . . . . .              1,225     31,593
                                                                           -----------
                                                                                58,097
                                                                           -----------

UTILITIES - 2.0%
ELECTRIC UTILITIES - 2.0%
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) .              1,825     20,951
                                                                           -----------

TOTAL COMMON STOCKS
(Identified Cost $819,102) . . . . . . . . . . . . . . .                       962,193
                                                                           -----------

SHORT-TERM INVESTMENTS - 8.4%
Dreyfus Treasury Cash Management - Institutional Shares.             37,358     37,358
Fannie Mae Discount Note, 12/13/2004 . . . . . . . . . .  $          50,000     49,891
                                                                           -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $87,249). . . . . . . . . . . . . . . .                        87,249
                                                                           -----------

TOTAL INVESTMENTS - 100.5%
(Identified Cost $906,351) . . . . . . . . . . . . . . .                     1,049,442

LIABILITIES, LESS OTHER ASSETS - (0.5%). . . . . . . . .                        (5,090)
                                                                           -----------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $ 1,044,352
                                                                           ===========



*Non-income  producing  security
ADR  -  American  Depository  Receipt


The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries United Kingdom - 16.0%; Switzerland - 12.6%; France - 10.1%.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities

October  31,  2004




ASSETS:
Investments, at value (identified cost $906,351) (Note 2). . . . . . . . . . .  $1,049,442
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,470
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .         599
Receivable from investment advisor (Note 3). . . . . . . . . . . . . . . . . .      23,846
                                                                                ----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,075,357
                                                                                ----------

LIABILITIES:

Accrued fund accounting and transfer agent fees (Note 3) . . . . . . . . . . .         553
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      28,150
Legal fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,846
Other payables and accrued expenses. . . . . . . . . . . . . . . . . . . . . .         456
                                                                                ----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      31,005
                                                                                ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $1,044,352
                                                                                ==========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      554
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .     881,202
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .       8,505
Accumulated net realized gain on investments and other assets and liabilities.      10,919
Net unrealized appreciation on investments and other assets and liabilities. .     143,172
                                                                                ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $1,044,352
                                                                                ==========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($1,044,352/55,426 shares) . . . . . . . . . . . . . . . . . .  $    18.84
                                                                                ==========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations

For  the  Year  Ended  October  31,  2004




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $1,386). .  $ 17,931
Interest . . . . . . . . . . . . . . . . . . . . .       534
                                                    ---------

Total Investment Income. . . . . . . . . . . . . .    18,465
                                                    ---------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . .     8,654
Directors' fees (Note 3) . . . . . . . . . . . . .     8,201
Fund accounting and transfer agent fees (Note 3) .     3,458
Audit fees . . . . . . . . . . . . . . . . . . . .    28,050
Legal fees . . . . . . . . . . . . . . . . . . . .     5,001
Custodian fees . . . . . . . . . . . . . . . . . .     3,255
Miscellaneous. . . . . . . . . . . . . . . . . . .     1,211
                                                    ---------

Total Expenses . . . . . . . . . . . . . . . . . .    57,830
Less reduction of expenses (Note 3). . . . . . . .   (48,738)
                                                    ---------

Net Expenses . . . . . . . . . . . . . . . . . . .     9,092
                                                    ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . .     9,373
                                                    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments. . . . . . . . . . . . . . . . . . . .    64,854
Foreign currency and other assets and liabilities.       (10)
                                                    ---------
                                                      64,844
                                                    ---------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . .    88,009
Foreign currency and other assets and liabilities.        65
                                                    ---------
                                                      88,074
                                                    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . .   152,918
                                                    ---------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . .  $162,291
                                                    =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets




                                                         FOR THE       FOR THE
                                                        YEAR ENDED   YEAR ENDED
                                                         10/31/04     10/31/03
                                                       ------------  -----------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . .  $     9,373   $     6,753
Net realized gain on investments. . . . . . . . . . .       64,844         6,470
Net change in unrealized appreciaton on investments .       88,074       121,732
                                                       ------------  -----------

Net increase from operations. . . . . . . . . . . . .      162,291       134,955
                                                       ------------  -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income. . . . . . . . . . . . . .       (7,711)            -
                                                       ------------  -----------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)      188,732        56,328
                                                       ------------  -----------

Net increase in net assets. . . . . . . . . . . . . .      343,312       191,283

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .      701,040       509,757
                                                       ------------  -----------

END OF YEAR (including undistributed net investment
income of $8,505 and $6,822, respectively). . . . . .  $ 1,044,352   $   701,040
                                                       ============  ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights




                                                                          FOR THE PERIOD
                                                    FOR THE YEARS ENDED    7/10/02 1 TO
                                                  10/31/04       10/31/03    10/31/02
                                              ----------------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $         15.66   $   12.54   $   14.37
                                              ----------------  ----------  ----------

Income (loss) from investment operations:
Net investment income (loss) . . . . . . . .             0.17        0.15          -4
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .             3.18        2.97       (1.83)
                                              ----------------  ----------  ----------

Total from investment operations . . . . . .             3.35        3.12       (1.83)
                                              ----------------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . .            (0.17)          -           -
                                              ----------------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . .  $         18.84   $   15.66   $   12.54
                                              ================  ==========  ==========

Total return2. . . . . . . . . . . . . . . .            21.58%      24.88%    (12.73%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*. . . . . . . . . . . . . . . . . .             1.05%       1.05%     1.05%3
Net investment income (loss) . . . . . . . .             1.08%       1.15%   (0.10%)3

Portfolio turnover . . . . . . . . . . . . .               35%         30%         12%

NET ASSETS - END OF PERIOD (000's omitted) .  $         1,044   $     701   $     510
                                              ================  ==========  ==========



*The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



5.63%  19.95%  33.12%3




1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
3Annualized.
4Less  than  $0.01.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements


1.  ORGANIZATION

Overseas Series (the "Series") is a no-load, non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term capital growth by investing principally in the common stocks of issuers from outside the United States.

Shares of the Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of October 31, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Overseas Series common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates.

Note  to  Financial  Statements

FOREIGN  CURRENCY  TRANSLATION  (continued)
Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Notes  to  Financial  Statements

The Advisor has contractually agreed, until at least February 28, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $8,654 and assumed expenses amounting to $40,084 for the year ended October 31, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended October 31, 2004, purchases and sales of securities, other than United States Government securities and short-term securities, were $462,596 and $273,551, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Overseas  Series  were:



                      FOR THE YEAR                 FOR THE YEAR
                     ENDED 10/31/04               ENDED 10/31/03
             ---------------------------------  -----------------
                 Shares            Amount       Shares    Amount
             ---------------  ----------------  -------  --------
Sold. . . .          10,489   $       186,231    4,145   $57,055
Reinvested.             476             7,711        -         -
Repurchased            (291)           (5,210)     (53)     (727)
             --------------- -----------------  -------  --------
Total . . .          10,674   $       188,732    4,092   $56,328
             ===============  ================  =======  ========


At October 31, 2004, the retirement plan of the Advisor and its affiliates owned 50,735 shares of the Series (91.5% of shares outstanding) valued at $955,847.

Notes  to  Financial  Statements


6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on October 31, 2004.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including differences in the cost basis of securities contributed in-kind and foreign currency gains and losses. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The  tax  character  of  distributions  paid  were  as  follows:



                  FOR THE YEAR     FOR THE YEAR
                 ENDED 10/31/04   ENDED 10/31/03
                 ---------------  ---------------
Ordinary income  $         7,711  $             -



At October 31, 2004, the tax basis components of distributable earnings and the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:



Cost for federal income tax purposes.  $921,380

Unrealized appreciation . . . . . . .  $141,683
Unrealized depreciation . . . . . . .   (13,621)
                                       ---------

Net unrealized appreciation . . . . .  $128,062
Undistributed ordinary income . . . .     8,505
Undistributed long-term capital gains    10,919




FEDERAL  INCOME  TAX  INFORMATION  (UNAUDITED)

For federal income tax purposes, the Series designates $7,711 or, if different, the maximum amount allowable under the tax law as qualified dividend income.

Report  of  Independent  Registered  Public  Accounting  Firm

TO  THE  BOARD  OF  DIRECTORS  OF EXETER FUND, INC. AND SHAREHOLDERS OF OVERSEAS
SERIES:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Overseas Series (a Series of Exeter Fund, Inc., hereafter referred to as the "Series") at October 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
DECEMBER  13,  2004

Directors'  and  Officers'  Information  (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863 or on the EDGAR Database on the SEC Internet website (http:\\www.sec.gov). The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years.



INTERESTED DIRECTOR
Name: . . . . . . . . . . . . . . . . . . . . . .  B. Reuben Auspitz*
Address:  . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                   Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . .  57
Current Position(s) Held with Fund: . . . . . . .  Principal Executive Officer, President, Chairman & Director
Term of Office1 & Length of Time Served:. . . . .  Indefinite - Director; Vice President 1984 - 2003; President since 2004;
                                                   Director since 1984
Principal Occupation(s) During Past 5 Years:. . .  Executive Vice President, Co-Executive Director, Executive Group Member** &
                                                   Chief Compliance Officer since 2004, Manning & Napier Advisors, Inc.; President
                                                   & Director Manning & Napier Investor Services, Inc.; Holds or has held one or more of the following titles for various subsidiaries and affiliates:
                                                   President, Vice President, Director, Chairman, Treasurer, Chief Compliance
                                                   Officer or Member
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A




INDEPENDENT DIRECTORS
Name:. . . . . . . . . . . . . . . . . . . . . . . Stephen B. Ashley
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 64
Current Position(s) Held with Fund:. . . . . . . . Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years: . . . Chairman, Director, President & Chief Executive Officer, The Ashley Group
                                                   (property management and investment)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . Genesee Corp.
                                                   The Ashley Group
                                                   Fannie Mae

Name:. . . . . . . . . . . . . . . . . . . . . . . Martin F. Birmingham
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 83
Current Position(s) Held with Fund:. . . . . . . . Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years: . . . Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Peter L. Faber
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 66
Current Position(s) Held with Fund:. . . . . . . . Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years: . . . Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . Partnership for New York City, Inc.

Name:. . . . . . . . . . . . . . . . . . . . . . . Harris H. Rusitzky
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 69
Current Position(s) Held with Fund:. . . . . . . . Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years: . . . President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A


Directors'  and  Officers'  Information  (unaudited)




OFFICERS
Name:. . . . . . . . . . . . . . . . . . . . . . . Jeffrey S. Coons, Ph.D., CFA
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 41
Current Position(s) Held with Fund:. . . . . . . . Vice President
Term of Office1 & Length of Time Served: . . . . . Since 2004
Principal Occupation(s) During Past 5 Years: . . . Co-Director of Research since 2002 & Executive Group Member**,
                                                   Manning & Napier Advisors, Inc.; Managing Director - Risk Management, Manning &
                                                   Napier Advisors, Inc., 1993-2002;  Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer or Senior
                                                   Trust Officer
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Christine Glavin
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 38
Current Position(s) Held with Fund:. . . . . . . . Principal Financial Officer, Chief Financial Officer
Term of Office1 & Length of Time Served: . . . . . Since 2001
Principal Occupation(s) During Past 5 Years: . . . Fund Accounting Manager, Manning & Napier Advisors, Inc.
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Jodi L. Hedberg
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 36
Current Position(s) Held with Fund:. . . . . . . . Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering (AML)
                                                   Compliance Officer
Term of Office1 & Length of Time Served: . . . . . Corporate Secretary since 1997; Chief Compliance Officer since 2004
                                                   Compliance Manager, Manning & Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Alaina V. Metz
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 37
Current Position(s) Held with Fund:. . . . . . . . Special Assistant Secretary
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years: . . . Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A




*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor. Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for all officers is one year and until their respective successors are chosen and qualified.

Literature  Requests  (unaudited)

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                             1-800-466-3863
On  the  Securities  and  Exchange
     Commission  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request:

By  phone                             1-800-466-3863
On  the  SEC's  web  site             http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, available without charge, upon request:

By  phone                             1-800-466-3863
On  the  SEC's  web  site             http:\\www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available without charge, upon request:

By  phone                             1-800-466-3863
On  the  SEC's  web  site             http://www.sec.gov

Exeter  Fund,  Inc.
Annual  Report
October  31,  2004
Tax  Managed  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

Over the past year, the behavior of the equity market has reflected the shift in the economic environment. After noteworthy gains in 2003, the Standard & Poor's 500 Total Return Index (the "S&P 500"), a measure of the general stock market, continued its rise until the middle of the first quarter of 2004. At this time last year, we noted that equity valuations had pushed into questionable territory, warning that the market may have come too far too fast. It did not take long for the market to catch up with that view. By early March 2004, the stock market finally took some time to digest the economic data and to consider the prospect of the Federal Reserve's policy to start increasing interest rates. Since that time, the S&P 500 has experienced a price decline of approximately 2%; however, for the one-year period since October 31, 2003, it has still maintained a positive total return of 9.41%. The Tax Managed Series has outperformed the index by a large margin for the same period.

The good economic news that marked the first part of 2004 began to fade beginning in the third quarter. Growth in Gross Domestic Product, non-farm payrolls, consumer spending and corporate profits all showed signs of deceleration as the year progressed. As expected, the Federal Reserve began to raise short-term interest rates at the end of the second quarter as well. On a positive note, the growth in inflation the economy experienced in the first half of the year eased. The conflicting economic data between the second and third quarters has led to volatility in the stock market. As a result, although stock prices have seen their share of reversals in this time period, the stock market has taken somewhat of a wait-and-see approach.

During the past year, we shifted the Series' holdings within certain sectors based on our fundamental equity selection approach. We reduced holdings in the Information Technology sector during the early part of the year, and avoided much of the 20% decline experienced in that sector between mid-January and mid-August. We have also increased holdings in the Consumer Discretionary sector, specifically companies with improving fundamentals that are not as sensitive to rising interest rates as bigger-ticket consumer items. This sector has experienced a nice rally since mid-August of this year. We have gradually increased the Series' position in the Financials sector during the early and middle part of this year as better values presented themselves as the sector came down from its steady run that began in early 2003. The Series has also continued to benefit from its relatively large position in the Energy sector relative to the S&P 500, as rising oil prices have driven this sector up more than 40% during the past year. As always, we strive to minimize the impact of capital gains when possible by attempting to limit turnover and short-term realized gains when prudent from an investment perspective.

As this year has shown, conditions can change dramatically in a relatively short span of time. Observing the behavior of the economy and stock market over the past year reinforces our long-standing conviction that our best hope of providing attractive tax-adjusted returns lies in our fundamentals-driven investment approach. It allows us to deviate from market weightings during volatile periods, when stock selection is key to favorable returns. Rather than simply matching the portfolio to the market benchmark, we favor a disciplined bottom-up investment approach that has historically served our long-term investors very well. We will continue to monitor economic conditions for opportunities to structure the portfolio in a manner that we expect will continue to provide competitive absolute and risk-adjusted returns.

We  wish  you  all  the  best  in  the  new  year.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  October  31,  2004  (unaudited)




                                                                            Average Annual Total Returns
                                                                                As of October 31, 2004
                                                               --------------------------------------------------
                                                                                                                    Growth of
                                                                            One                Five      Since      a $10,000
                                                                           Year                Year   Inception1   Investment*
                                                               -----------------------------  ------  -----------  ------------
Exeter Fund, Inc. - Tax Managed Series
Returns Before Taxes2 . . . . . . . . . . . . . . . . . . . .                         16.96%   6.63%       10.71%  $     24,990
Returns After Taxes on Distributions3 . . . . . . . . . . . .                         16.91%   6.47%       10.50%  $     24,555
Returns After Taxes on Distributions and Sale of Fund Shares3                         11.07%   5.63%        9.42%  $     22,479
Standard & Poor's (S&P) 500 Total Return Index4 . . . . . . .                          9.41%  -2.22%        9.41%  $     22,464




*The value of a $10,000 investment in the Exeter Fund, Inc. - Tax Managed Series (returns before taxes) from its inception1 (11/1/95) to present (10/31/04) as compared to the S&P 500 Total Return Index.


<graphic>
<line  chart>

Data  for  line  chart  to  follow:



           Exeter Fund, Inc.         S&P 500
Date      Tax Managed Series   Total Return Index
11/1/95.  $            10,000  $            10,000
10/31/96               11,630               12,408
10/31/97               15,200               16,392
10/31/98               14,855               19,996
10/31/99               18,129               25,127
10/31/00               23,863               26,656
10/31/01               20,480               20,022
10/31/02               18,537               16,999
10/31/03               21,367               20,532
10/31/04               24,990               22,464




1Performance numbers for the Series and Index are calculated from November 1, 1995, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3Returns after taxes on distributions assume that an investor owned the Series during the entire period and paid taxes on the Series' distributions. Returns after taxes on distributions and sale of series shares assume that an investor paid taxes on the Series' distributions and sold all shares at the end of each period. After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not indicative of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.
4The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

Shareholder  Expense  Example  (unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including potential wire charges and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 5/1/04         10/31/04     5/1/04-10/31/04
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $      1,035.20 $           6.14
Hypothetical
(5% return before expenses)  $     1,000.00  $      1,019.10 $           6.09



*Expenses are equal to the Series' annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Series' total return would have been lower had certain expenses not been waived during the period. Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights.

Portfolio  Composition  -  As  of  October  31,  2004  (unaudited)


<graphic>
<pie  chart>

Sector  Allocation*



Consumer Discretionary . . . . . . . . . . . . . . . . . . . . .  19.3%
Consumer Staples . . . . . . . . . . . . . . . . . . . . . . . .  12.6%
Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13.7%
Financials . . . . . . . . . . . . . . . . . . . . . . . . . . .   9.0%
Health Care. . . . . . . . . . . . . . . . . . . . . . . . . . .  14.5%
Industrials. . . . . . . . . . . . . . . . . . . . . . . . . . .   6.0%
Information Technology . . . . . . . . . . . . . . . . . . . . .   4.7%
Materials. . . . . . . . . . . . . . . . . . . . . . . . . . . .   6.0%
Telecommunication Services . . . . . . . . . . . . . . . . . . .   3.4%
Utilities. . . . . . . . . . . . . . . . . . . . . . . . . . . .   3.7%
Cash, short-term investments, and liabilities, less other assets   7.1%



*As  a  percentage  of  net  assets.

Investment  Portfolio  -  October  31,  2004




                                                            VALUE
                                                 SHARES    (NOTE 2)
                                                ---------  ---------

COMMON STOCKS - 92.9%
CONSUMER DISCRETIONARY - 19.3%
HOTELS, RESTAURANTS & LEISURE - 3.3%
Caesars Entertainment, Inc.* . . . . . . . . .      6,400  $114,560
Carnival Corp. . . . . . . . . . . . . . . . .      1,850    93,536
                                                         ----------
                                                            208,096
                                                         ----------

HOUSEHOLD DURABLES - 2.2%
Sony Corp. - ADR (Japan) (Note 7). . . . . . .      3,925   136,786
                                                         ----------

MEDIA - 9.6%
Cablevision Systems New York Group - Class A*.      9,200   189,336
The E.W. Scripps Co. - Class A . . . . . . . .      1,575    75,159
Hearst-Argyle Television, Inc. - Class A . . .      2,550    66,453
Pearson plc (United Kingdom) (Note 7). . . . .      7,600    83,506
Time Warner, Inc.* . . . . . . . . . . . . . .     10,850   180,544
                                                         ----------
                                                            594,998
                                                         ----------

SPECIALTY RETAIL - 4.2%
Office Depot, Inc.*. . . . . . . . . . . . . .      9,075   146,924
Staples, Inc.. . . . . . . . . . . . . . . . .      3,300    98,142
Weight Watchers International, Inc.* . . . . .        425    15,266
                                                         ----------
                                                            260,332
                                                         ----------
                                                          1,200,212
                                                         ----------

CONSUMER STAPLES - 12.6%
BEVERAGES - 1.3%
InBev (Belgium) (Note 7) . . . . . . . . . . .      2,325    82,807
                                                         ----------

FOOD & STAPLES RETAILING - 1.2%
Carrefour S.A. (France) (Note 7) . . . . . . .      1,675    73,538
                                                         ----------

FOOD PRODUCTS - 6.6%
H.J. Heinz Co. . . . . . . . . . . . . . . . .      1,150    41,803
Nestle S.A. (Switzerland) (Note 7) . . . . . .        750   177,921
Unilever plc - ADR (United Kingdom) (Note 7) .      5,550   189,200
                                                         ----------
                                                            408,924
                                                         ----------

HOUSEHOLD PRODUCTS - 2.2%
Kimberly-Clark Corp. . . . . . . . . . . . . .      2,275   135,749
                                                         ----------

PERSONAL PRODUCTS - 1.3%
The Estee Lauder Companies, Inc. - Class A . .      1,950    83,752
                                                         ----------
                                                            784,770
                                                         ----------

ENERGY - 13.7%
ENERGY EQUIPMENT & SERVICES - 11.8%
Baker Hughes, Inc. . . . . . . . . . . . . . .      2,800   119,924
Cooper Cameron Corp.*. . . . . . . . . . . . .        825    39,889




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                    VALUE
                                          SHARES   (NOTE 2)
                                          -------  ---------
ENERGY (continued)
ENERGY EQUIPMENT & SERVICES (continued)
Schlumberger Ltd.. . . . . . . . . . . .    4,550  $286,377
Transocean, Inc.*. . . . . . . . . . . .    3,450   121,612
Varco International, Inc.* . . . . . . .    1,650    45,672
Weatherford International Ltd.*. . . . .    2,300   120,198
                                                 ----------
                                                    733,672
                                                 ----------

OIL & GAS - 1.9%
Amerada Hess Corp. . . . . . . . . . . .    1,425   115,012
                                                 ----------
                                                    848,684
                                                 ----------

FINANCIALS - 9.0%
CAPITAL MARKETS - 4.0%
The Bank of New York Co., Inc. . . . . .    3,825   124,159
SEI Investments Co.. . . . . . . . . . .    3,425   123,266
                                                 ----------
                                                    247,425
                                                 ----------

COMMERCIAL BANKS - 3.9%
PNC Financial Services Group . . . . . .    1,325    69,298
U.S. Bancorp . . . . . . . . . . . . . .    2,950    84,400
Wachovia Corp. . . . . . . . . . . . . .    1,775    87,348
                                                 ----------
                                                    241,046
                                                 ----------

DIVERSIFIED FINANCIAL SERVICES - 1.1%
Principal Financial Group, Inc.. . . . .    1,825    68,912
                                                 ----------
                                                    557,383
                                                 ----------

HEALTH CARE - 14.5%
HEALTH CARE PROVIDERS & SERVICES - 3.0%
WebMD Corp.* . . . . . . . . . . . . . .   24,650   186,354
                                                 ----------

PHARMACEUTICALS - 11.5%
Novartis AG - ADR (Switzerland) (Note 7)    5,800   278,458
Pfizer, Inc. . . . . . . . . . . . . . .    3,791   109,749
Schering-Plough Corp.. . . . . . . . . .   17,850   323,264
                                                 ----------
                                                    711,471
                                                 ----------
                                                    897,825
                                                 ----------

INDUSTRIALS - 6.0%
AEROSPACE & DEFENSE - 1.0%
SNECMA* (France) (Note 7). . . . . . . .    2,875    61,401
                                                 ----------

AIRLINES - 1.2%
Southwest Airlines Co. . . . . . . . . .    4,625    72,936
                                                 ----------

MACHINERY - 1.1%
AGCO Corp.*. . . . . . . . . . . . . . .    3,350    65,057
                                                 ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                VALUE
                                                     SHARES    (NOTE 2)
                                                    ---------  ---------
INDUSTRIALS (continued)
ROAD & RAIL - 2.7%
CSX Corp.. . . . . . . . . . . . . . . . . . . . .      2,825  $103,112
Kansas City Southern*. . . . . . . . . . . . . . .      3,975    67,376
                                                             ----------
                                                                170,488
                                                             ----------
                                                                369,882
                                                             ----------

INFORMATION TECHNOLOGY - 4.7%
IT SERVICES - 1.8%
First Data Corp. . . . . . . . . . . . . . . . . .      2,700   111,456
                                                             ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
Texas Instruments, Inc.. . . . . . . . . . . . . .      4,000    97,800
                                                             ----------

SOFTWARE - 1.4%
McAfee, Inc.*. . . . . . . . . . . . . . . . . . .      3,550    85,910
                                                             ----------
                                                                295,166
                                                             ----------

MATERIALS - 6.0%
CHEMICALS - 3.0%
Engelhard Corp.. . . . . . . . . . . . . . . . . .      2,725    77,118
Minerals Technologies, Inc.. . . . . . . . . . . .      1,800   108,180
                                                             ----------
                                                                185,298
                                                             ----------

CONTAINERS & PACKAGING - 1.2%
Packaging Corp. of America . . . . . . . . . . . .      3,350    73,465
                                                             ----------


PAPER & FOREST PRODUCTS - 1.8%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7). . .      3,300   111,144
                                                             ----------
                                                                369,907
                                                             ----------

TELECOMMUNICATION SERVICES - 3.4%
WIRELESS TELECOMMUNICATION SERVICES - 3.4%
Vodafone Group plc - ADR (United Kingdom) (Note 7)      8,125   209,544
                                                             ----------

UTILITIES - 3.7%
ELECTRIC UTILITIES - 2.2%
Allegheny Energy, Inc.*. . . . . . . . . . . . . .      6,750   123,592
American Electric Power Co., Inc.. . . . . . . . .        400    13,172
                                                             ----------
                                                                136,764
                                                             ----------

MULTI-UTILITIES & UNREGULATED POWER - 1.5%
NRG Energy, Inc.*. . . . . . . . . . . . . . . . .      3,300    91,542
                                                             ----------
                                                                228,306
                                                             ----------

TOTAL COMMON STOCKS
(Identified Cost $5,004,481) . . . . . . . . . . .            5,761,679
                                                             ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                               SHARES/          VALUE
                                                           PRINCIPAL AMOUNT   (NOTE 2)
                                                          ------------------  ---------
SHORT-TERM INVESTMENTS - 7.5%
Dreyfus Treasury Cash Management - Institutional Shares.            168,197   $168,197
Fannie Mae Discount Note, 12/6/2004. . . . . . . . . . .  $         300,000    299,475
                                                                            ----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $467,672) . . . . . . . . . . . . . . .                       467,672
                                                                            ----------

TOTAL INVESTMENTS - 100.4%
(Identified Cost $5,472,153) . . . . . . . . . . . . . .                     6,229,351

LIABILITIES, LESS OTHER ASSETS - (0.4%). . . . . . . . .                       (24,839)
                                                                            ----------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                    $6,204,512
                                                                            ==========




*Non-income  producing  security
ADR  -  American  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities

October  31,  2004




ASSETS:
Investments, at value (identified cost $5,472,153) (Note 2). .  $6,229,351
Foreign currency, at value (cost $1) . . . . . . . . . . . . .           1
Dividends receivable . . . . . . . . . . . . . . . . . . . . .       3,355
Foreign tax reclaims receivable. . . . . . . . . . . . . . . .       1,012
                                                                ----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   6,233,719
                                                                ----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . .         108
Accrued fund accounting and transfer agent fees (Note 3) . . .       2,200
Audit fees payable . . . . . . . . . . . . . . . . . . . . . .      24,186
Legal fees payable . . . . . . . . . . . . . . . . . . . . . .       1,828
Other payables and accrued expenses. . . . . . . . . . . . . .         885
                                                                ----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . .      29,207
                                                                ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $6,204,512
                                                                ==========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . .  $    2,640
Additional paid-in-capital . . . . . . . . . . . . . . . . . .   5,093,635
Undistributed net investment income. . . . . . . . . . . . . .       2,526
Accumulated net realized gain on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . .     348,426
Net unrealized appreciation on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . .     757,285
                                                                ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $6,204,512
                                                                ==========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($6,204,512/263,951 shares). . . . .  $    23.51
                                                                ==========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations

For  the  Year  Ended  October  31,  2004




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $1,902). . .  $ 75,357
Interest . . . . . . . . . . . . . . . . . . . . . .     2,378
                                                      ---------

Total Investment Income. . . . . . . . . . . . . . .    77,735
                                                      ---------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . .    59,635
Fund accounting and transfer agent fees (Note 3) . .    12,522
Directors' fees (Note 3) . . . . . . . . . . . . . .     8,201
Audit fees . . . . . . . . . . . . . . . . . . . . .    24,000
Registration and filing fees . . . . . . . . . . . .     6,158
Custodian fees . . . . . . . . . . . . . . . . . . .     3,130
Miscellaneous. . . . . . . . . . . . . . . . . . . .     7,218
                                                      ---------

Total Expenses . . . . . . . . . . . . . . . . . . .   120,864
Less reduction of expenses (Note 3). . . . . . . . .   (49,286)
                                                      ---------

Net Expenses . . . . . . . . . . . . . . . . . . . .    71,578
                                                      ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . .     6,157
                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . . .   501,045
Foreign currency and other assets and liabilities. .       164
                                                      ---------
                                                       501,209
                                                      ---------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . . .   364,746
Foreign currency and other assets and liabilities. .       (10)
                                                      ---------
                                                       364,736
                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . .   865,945
                                                      ---------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . .  $872,102
                                                      =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets




                                                         FOR THE       FOR THE
                                                        YEAR ENDED    YEAR ENDED
                                                         10/31/04      10/31/03
                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . .  $     6,157   $    11,204
Net realized gain (loss) on investments . . . . . . .      501,209       (60,404)
Net change in unrealized appreciation on investments.      364,736       706,886
                                                       ------------  ------------

Net increase from operations. . . . . . . . . . . . .      872,102       657,686
                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income. . . . . . . . . . . . . .      (11,932)      (23,534)
                                                       ------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5). . . . . . . . . . . . . . . . . . . . . . .      469,643       514,982
                                                       ------------  ------------

Net increase in net assets. . . . . . . . . . . . . .    1,329,813     1,149,134

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .    4,874,699     3,725,565
                                                       ------------  ------------

END OF YEAR (including undistributed net investment
income of $2,526 and $8,137, respectively). . . . . .  $ 6,204,512   $ 4,874,699
                                                       ============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights




                                                                                  FOR THE YEARS ENDED
                                                          10/31/04          10/31/03    10/31/02    10/31/01    10/31/00
                                                    ---------------------  ----------  ----------  ----------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR. . . . . . . .  $              20.15   $   17.59   $   19.53   $   22.83   $   17.42
                                                    ---------------------  ----------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .                  0.03        0.05        0.10        0.11        0.07
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .                  3.38        2.62       (1.94)      (3.34)       5.43
                                                    ---------------------  ----------  ----------  ----------  ----------

Total from investment operations . . . . . . . . .                  3.41        2.67       (1.84)      (3.23)       5.50
                                                    ---------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .                 (0.05)      (0.11)      (0.10)      (0.07)      (0.09)
                                                    ---------------------  ----------  ----------  ----------  ----------
NET ASSET VALUE - END OF YEAR. . . . . . . . . . .  $              23.51   $   20.15   $   17.59   $   19.53   $   22.83
                                                    =====================  ==========  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . . . . .                 16.96%      15.27%     (9.49%)    (14.17%)      31.63%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .                  1.20%       1.20%       1.20%       1.20%       1.20%
Net investment income. . . . . . . . . . . . . . .                  0.10%       0.26%       0.53%       0.67%       0.36%

Portfolio turnover . . . . . . . . . . . . . . . .                    64%         34%         63%         44%         67%

NET ASSETS - END OF YEAR (000's omitted) . . . . .  $              6,205   $   4,875   $   3,726   $   3,362   $   1,950
                                                    =====================  ==========  ==========  ==========  ==========




*The investment advisor did not impose all of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.83%  2.53%  3.16%  3.23%  3.34%




1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the year.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements


1.  ORGANIZATION

Tax Managed Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the Series' total return.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

Shares of the Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of October 31, 2004, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as Tax Managed Series Class A common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Notes  to  Financial  Statements

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES  (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among

Notes  to  Financial  Statements
all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least February 28, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $49,286 for the year ended October 31, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended October 31, 2004, purchases and sales of securities, other than United States Government securities and short-term securities, were $3,614,951 and $3,563,363, respectively. There were no purchases or sales of United States Government securities.

5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  Tax  Managed  Series  were:



                      FOR THE YEAR                  FOR THE YEAR
                     ENDED 10/31/04                ENDED 10/31/03
             ---------------------------------  --------------------
                 Shares            Amount        Shares     Amount
             ---------------  ----------------  --------  ----------
Sold. . . .          74,451   $     1,666,356    44,682   $ 790,413
Reinvested.             569            11,928     1,330      23,524
Repurchased         (52,998)       (1,208,641)  (15,912)   (298,955)
             ---------------  ----------------  --------  ----------
Total . . .          22,022   $       469,643    30,100   $ 514,982
             ===============  ================  ========  ==========


The Advisor owned 23,397 shares on October 31, 2004 (8.9% of shares outstanding) valued at $550,063.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures

Notes  to  Financial  Statements
contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on October 31, 2004.

7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including losses deferred due to wash sales, the tax practice known as equalization and foreign currency gains and losses. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The  tax  character  of  distributions  paid  were  as  follows:



                  FOR THE YEAR     FOR THE YEAR
                 ENDED 10/31/04   ENDED 10/31/03
                 ---------------  ---------------
Ordinary income  $        11,932  $        23,534



Pursuant to Section 852 of the Internal Revenue Code, as amended, the Series hereby designates $25,000 as capital gains for its taxable year ended October 31, 2004.

At October 31, 2004, the tax basis components of distributable earnings and the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:



Cost for federal income tax purposes.  $5,474,721

Unrealized appreciation . . . . . . .  $  823,533
Unrealized depreciation . . . . . . .     (69,903)
                                       -----------

Net unrealized appreciation . . . . .  $  754,630
Undistributed ordinary income . . . .       2,526
Undistributed long-term capital gains     350,994



FEDERAL  INCOME  TAX  INFORMATION  (UNAUDITED)

For federal income tax purposes, the Series designates $11,932 or, if different, the maximum amount allowable under the tax law as qualified dividend income.

Report  of  Independent  Registered  Public  Accounting  Firm


TO  THE  BOARD OF DIRECTORS OF EXETER FUND, INC. AND SHAREHOLDERS OF TAX MANAGED
SERIES:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Tax Managed Series (a Series of Exeter Fund, Inc., hereafter referred to as the "Series") at October 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.



PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
DECEMBER  13,  2004

Directors'  and  Officers'  Information  (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863 or on the EDGAR Database on the SEC Internet website (http:\\www.sec.gov). The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years.



INTERESTED DIRECTOR
Name: . . . . . . . . . . . . . . . . . . . . . .  B. Reuben Auspitz*
Address:  . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                   Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . .  57
Current Position(s) Held with Fund: . . . . . . .  Principal Executive Officer, President, Chairman & Director
Term of Office1 & Length of Time Served:. . . . .  Indefinite - Director; Vice President 1984 - 2003; President since 2004;
                                                   Director since 1984
Principal Occupation(s) During Past 5 Years:. . .  Executive Vice President, Co-Executive Director, Executive Group Member** &
                                                   Chief Compliance Officer since 2004, Manning & Napier Advisors, Inc.; President
                                                   & Director Manning & Napier Investor Services, Inc.; Holds or has held one or more of the following titles for various subsidiaries and affiliates:
                                                   President, Vice President, Director, Chairman, Treasurer, Chief Compliance
                                                   Officer or Member
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A




INDEPENDENT DIRECTORS
Name:. . . . . . . . . . . . . . . . . . . . . . . Stephen B. Ashley
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 64
Current Position(s) Held with Fund:. . . . . . . . Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years: . . . Chairman, Director, President & Chief Executive Officer, The Ashley Group
                                                   (property management and investment)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . Genesee Corp.
                                                   The Ashley Group
                                                   Fannie Mae

Name:. . . . . . . . . . . . . . . . . . . . . . . Martin F. Birmingham
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 83
Current Position(s) Held with Fund:. . . . . . . . Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years: . . . Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Peter L. Faber
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 66
Current Position(s) Held with Fund:. . . . . . . . Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years: . . . Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . Partnership for New York City, Inc.

Name:. . . . . . . . . . . . . . . . . . . . . . . Harris H. Rusitzky
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 69
Current Position(s) Held with Fund:. . . . . . . . Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years: . . . President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A


Directors'  and  Officers'  Information  (unaudited)




OFFICERS
Name:. . . . . . . . . . . . . . . . . . . . . . . Jeffrey S. Coons, Ph.D., CFA
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 41
Current Position(s) Held with Fund:. . . . . . . . Vice President
Term of Office1 & Length of Time Served: . . . . . Since 2004
Principal Occupation(s) During Past 5 Years: . . . Co-Director of Research since 2002 & Executive Group Member**,
                                                   Manning & Napier Advisors, Inc.; Managing Director - Risk Management, Manning &
                                                   Napier Advisors, Inc., 1993-2002;  Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer or Senior
                                                   Trust Officer
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Christine Glavin
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 38
Current Position(s) Held with Fund:. . . . . . . . Principal Financial Officer, Chief Financial Officer
Term of Office1 & Length of Time Served: . . . . . Since 2001
Principal Occupation(s) During Past 5 Years: . . . Fund Accounting Manager, Manning & Napier Advisors, Inc.
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Jodi L. Hedberg
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 36
Current Position(s) Held with Fund:. . . . . . . . Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering (AML)
                                                   Compliance Officer
Term of Office1 & Length of Time Served: . . . . . Corporate Secretary since 1997; Chief Compliance Officer since 2004
                                                   Compliance Manager, Manning & Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Alaina V. Metz
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 37
Current Position(s) Held with Fund:. . . . . . . . Special Assistant Secretary
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years: . . . Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A



*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor. Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for all officers is one year and until their respective successors are chosen and qualified.

(This  page  intentionally  left  blank)

(This  page  intentionally  left  blank)

Literature  Requests  (unaudited)

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                             1-800-466-3863
On  the  Securities  and  Exchange
     Commission  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request:

By  phone                             1-800-466-3863
On  the  SEC's  web  site             http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, available without charge, upon request:

By  phone                             1-800-466-3863
On  the  SEC's  web  site             http:\\www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available without charge, upon request:

By  phone                             1-800-466-3863
On  the  SEC's  web  site             http://www.sec.gov

Exeter  Fund,  Inc.
Annual  Report
October  31,  2004
Pro-BlendSM  Conservative  Term  Series
Pro-BlendSM  Moderate  Term  Series
Pro-BlendSM  Extended  Term  Series
Pro-BlendSM  Maximum  Term  Series

Management  Discussion  and  Analysis  (unaudited)


DEAR  SHAREHOLDERS:

Over the past year, the behavior of the equity market has reflected the shift in the economic environment. After noteworthy gains in 2003, the Standard & Poor's 500 Total Return Index (the "S&P 500"), a measure of the general stock market, continued its rise until the middle of the first quarter of 2004. At this time last year, we noted that equity valuations had pushed into questionable territory, warning that the market may have come too far too fast. It did not take long for the market to catch up with that view. By early March 2004, the stock market finally took some time to digest the economic data and to consider the prospect of the Federal Reserve's policy to start increasing interest rates. Since that time, the S&P 500 has experienced a price decline of approximately 2%. For the one-year period since October 31, 2003, the S&P 500 has still maintained a positive total return of 9.41%, and each of the Pro BlendSM Series has outperformed its benchmarks for the same period.

The good economic news that marked the first part of 2004 began to fade beginning in the third quarter. Growth in Gross Domestic Product, non-farm payrolls, consumer spending and corporate profits all showed signs of deceleration as the year progressed. As expected, the Federal Reserve began to raise short-term interest rates at the end of the second quarter as well. On a positive note, the growth in inflation the economy experienced in the first half of the year eased. The conflicting economic data between the second and third quarters has led to volatility in the stock market. As a result, although stock prices have seen their share of reversals in this time period, the stock market has taken somewhat of a wait-and-see approach.

As would be expected in the face of this fluctuating economic news, bond yields have also reflected the changing environment. 30-year Treasury bond yields dropped to 4.6% in March 2004, peaked at 5.6% in May, and dropped back down to 4.8% by the end of October. We took advantage of these higher yields by adding a bit more to our modest long-bond exposure during the second quarter. Alternately on the short end, the 3-month Treasury bill yield started the period at 1.0% on October 31, 2003, remained relatively flat until May, then steadily increased through October, ending at 1.9% on October 31, 2004. During this time, we focused the remaining portion of our bond position on increasing the short end, and were able to take advantage of these rising rates by quickly reinvesting matured securities at higher interest rates. The exception was the Pro-BlendSM Maximum Term Series, which has the most aggressive investment objective and therefore tends to focus primarily on longer-term assets.

During the past year, we shifted the Series' holdings within certain sectors based on our fundamental equity selection approach. We reduced holdings in the Information Technology sector during the early part of the year, and avoided much of the 20% decline experienced in that sector between mid-January and mid-August. We have also increased holdings in the Consumer Discretionary sector, specifically companies with improving fundamentals that are not as sensitive to rising interest rates as bigger-ticket consumer items. This sector has experienced a nice rally since mid-August of this year. We have gradually increased the Series' positions in the Financials sector during the early and middle part of this year as better values presented themselves as the sector came down from its steady run that began in early 2003. The Series have also continued to benefit from their relatively large positions in the Energy sector relative to the S&P 500, as rising oil prices have driven this sector up more than 40% during the past year.

As this year has shown, conditions can change dramatically in a relatively short span of time. Observing the behavior of the economy and stock market over the past year reinforces our long-standing conviction that our best hope of providing attractive returns lies in our fundamentals-driven investment approach. It allows us to deviate from market weightings during volatile periods, when stock selection is key to favorable returns. Rather than simply matching the portfolios to the market benchmarks, we favor a disciplined bottom-up investment approach that has historically served our long-term investors very well. We will continue to monitor economic conditions and to structure the portfolios in a manner that we expect to maximize the upside potential while minimizing the downside risk in accordance with each Series' specific investment goals.

We  wish  you  all  the  best  in  the  new  year.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  -  Pro-BlendSM  Conservative  Term  Series  (unaudited)




                                                                             Average Annual Total Returns
                                                                                As of October 31, 2004
                                                                 -------------------------------------------------
                                                                                                                     Growth of
                                                                              One               Five      Since      a $10, 000
                                                                             Year               Year   Inception1   Investment*
                                                                 -----------------------------  -----  -----------  ------------
Exeter Fund, Inc. - Pro-BlendSM Conservative Term Series2 . . .                          5.93%  7.12%        6.38%  $     17,449

Lehman Brothers Intermediate U.S. Government/Credit Bond Index3                          4.33%  7.22%        6.59%  $     17,758

15%/85% Blended Index3. . . . . . . . . . . . . . . . . . . . .                          5.11%  5.99%        7.22%  $     18,722



*The value of a $10,000 investment in the Exeter Fund, Inc. - Pro-BlendSM Conservative Term Series from its inception1 (11/1/95) to present (10/31/04) as compared to the Lehman Brothers Intermediate U.S. Government/Credit Bond Index and a 15%/85% Blended Index.


<graphic>
<line  chart>

Data  for  line  chart  to  follow:



               Exeter Fund, Inc.               Lehman Brothers Intermediate
Date  Pro-BlendSM Conservative Term Series  U.S. Government/Credit Bond Index  15%/85% Blended Index
11/1/95                            $10,000                            $10,000                $10,000
10/31/96                            10,494                             10,581                 10,790
10/31/97                            11,411                             11,374                 11,904
10/31/98                            12,157                             12,411                 13,197
10/31/99                            12,371                             12,533                 13,695
10/31/00                            13,684                             13,342                 14,604
10/31/01                            14,927                             15,244                 15,907
10/31/02                            15,576                             16,145                 16,457
10/31/03                            16,471                             17,022                 17,812
10/31/04                            17,449                             17,758                 18,722




1Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is a market value weighted measure of over 2,000 corporate and government investment grade securities with maturities greater than one year but less than ten years. The 15%/85% Blended Index is 15% Standard & Poor's (S&P) 500 Total Return Index and 85% Lehman Brothers Intermediate U.S. Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Shareholder  Expense  Example - Pro-BlendSM Conservative Term Series (unaudited)


As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including potential wire charges and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 5/1/04         10/31/04     5/1/04-10/31/04
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,031.30  $           5.11
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,020.11  $           5.08



*Expenses are equal to the Series' annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Series' total return would have been lower had certain expenses not been waived during the period. Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights.

Portfolio  Composition  -Pro-BlendSM  Conservative  Term  Series  (unaudited)

As  of  October  31,  2004


<graphic>
<pie  chart>

Asset  Allocation*



Cash, short-term investments, and liabilities, less other assets   2.96%
Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27.05%
U.S. Government Agencies . . . . . . . . . . . . . . . . . . . .   1.28%
U.S. Treasury Bonds1 . . . . . . . . . . . . . . . . . . . . . .  13.41%
U.S. Treasury Notes2 . . . . . . . . . . . . . . . . . . . . . .  55.20%
Unit Investment Trusts . . . . . . . . . . . . . . . . . . . . .   0.10%



*As  a  percentage  of  net  assets.
1A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
2A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.


Stock  Sector  Allocation*



Consumer Discretionary . .  4.83%
Consumer Staples . . . . .  3.88%
Energy . . . . . . . . . .  4.39%
Financials . . . . . . . .  2.30%
Health Care. . . . . . . .  5.41%
Industrials. . . . . . . .  1.32%
Information Technology . .  1.29%
Materials. . . . . . . . .  0.57%
Telecommunication Services  1.36%
Utilities. . . . . . . . .  1.26%



*As  a  percentage  of  total  investments.


Top  Ten  Stock  Holdings*



Schering-Plough Corp. . . . . . . . . . .  1.72%
Novartis AG - ADR (Switzerland) . . . . .  1.57%
Unilever plc - ADR (United Kingdom) . . .  1.44%
Schlumberger Ltd. . . . . . . . . . . . .  1.42%
Vodafone Group plc - ADR (United Kingdom)  1.25%
Nestle S.A. (Switzerland) . . . . . . . .  1.24%
Time Warner, Inc. . . . . . . . . . . . .  1.06%
WebMD Corp. . . . . . . . . . . . . . . .  1.05%
Baker Hughes, Inc.. . . . . . . . . . . .  0.72%
Weight Watchers International, Inc. . . .  0.68%



*As  a  percentage  of  total  investments.

Investment  Portfolio  -  October  31,  2004




                                                                                          VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                                            SHARES   (NOTE 2)
------------------------------------------------------------------------------  -------  ---------

COMMON STOCKS - 27.05%
CONSUMER DISCRETIONARY - 4.90%
HOTELS, RESTAURANTS & LEISURE - 0.53%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,725  $137,776
International Speedway Corp. - Class A . . . . . . . . . . . . . . . . . . . .       25     1,176
Shangri-La Asia Ltd. (Hong Kong) (Note 7). . . . . . . . . . . . . . . . . . .    2,000     2,300
                                                                                       ----------
                                                                                          141,252
                                                                                       ----------

HOUSEHOLD DURABLES - 0.04%
Interface, Inc. - Class A* . . . . . . . . . . . . . . . . . . . . . . . . . .      300     2,607
Sony Corp. - ADR (Japan) (Note 7). . . . . . . . . . . . . . . . . . . . . . .      250     8,712
                                                                                       ----------
                                                                                           11,319
                                                                                       ----------

INTERNET & CATALOG RETAIL - 0.01%
IAC/InterActiveCorp* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      150     3,243
                                                                                       ----------

LEISURE EQUIPMENT & PRODUCTS - 0.03%
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      175     3,096
Sega Sammy Holdings, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . . . . .      100     4,649
                                                                                       ----------
                                                                                            7,745
                                                                                       ----------

MEDIA - 2.51%
Acme Communications, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .      550     3,119
Belo Corp. -  Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      100     2,325
Cablevision Systems New York Group - Class A*. . . . . . . . . . . . . . . . .    5,700   117,306
The E.W. Scripps Co. - Class A . . . . . . . . . . . . . . . . . . . . . . . .    2,275   108,563
Harris Interactive, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . .      700     4,760
Hearst-Argyle Television, Inc. - Class A . . . . . . . . . . . . . . . . . . .       50     1,303
Impresa S.A. (SGPS)* (Portugal) (Note 7) . . . . . . . . . . . . . . . . . . .      500     2,916
Insight Communications Co., Inc. - Class A*. . . . . . . . . . . . . . . . . .      275     2,327
Media Capital S.A. (SGPS)* (Portugal) (Note 7) . . . . . . . . . . . . . . . .      550     3,735
The News Corp. Ltd. - ADR (now known as News Corp., Inc.) (Australia) (Note 7)      225     7,074
Pearson plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . . . . . . .   10,175   111,799
PT Multimedia S.A. (SGPS) (Portugal) (Note 7). . . . . . . . . . . . . . . . .      125     2,922
Reed Elsevier plc - ADR (United Kingdom) (Note 7). . . . . . . . . . . . . . .      175     6,300
Scholastic Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       75     2,274
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17,400   289,536
VNU N.V. (Netherlands) (Note 7). . . . . . . . . . . . . . . . . . . . . . . .      275     7,530
                                                                                       ----------
                                                                                          673,789
                                                                                       ----------

MULTILINE RETAIL - 0.00%**
KarstadtQuelle AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . . .      100     1,143
                                                                                       ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004



                                                                            VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                             SHARES    (NOTE 2)
--------------------------------------------------------------  ---------  ---------
CONSUMER DISCRETIONARY (continued)
SPECIALTY RETAIL - 1.77%
Douglas Holding AG (Germany) (Note 7). . . . . . . . . . . . .        300  $  9,246
Foot Locker, Inc.. . . . . . . . . . . . . . . . . . . . . . .         75     1,830
KOMERI Co. Ltd. (Japan) (Note 7) . . . . . . . . . . . . . . .        100     2,386
Office Depot, Inc.*. . . . . . . . . . . . . . . . . . . . . .      8,650   140,043
The Sherwin-Williams Co. . . . . . . . . . . . . . . . . . . .         75     3,204
Staples, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .      4,425   131,600
Weight Watchers International, Inc.* . . . . . . . . . . . . .      5,200   186,784
                                                                         ----------
                                                                            475,093
                                                                         ----------

TEXTILES, APPAREL & LUXURY GOODS - 0.01%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7). . .         50     3,434
                                                                         ----------
                                                                          1,317,018
                                                                         ----------

CONSUMER STAPLES - 3.95%
BEVERAGES - 0.04%
Allied Domecq plc (United Kingdom) (Note 7). . . . . . . . . .        200     1,781
Diageo plc (United Kingdom) (Note 7) . . . . . . . . . . . . .        125     1,673
InBev (Belgium) (Note 7) . . . . . . . . . . . . . . . . . . .        150     5,342
Scottish & Newcastle plc (United Kingdom) (Note 7) . . . . . .        225     1,667
                                                                         ----------
                                                                             10,463
                                                                         ----------

FOOD & STAPLES RETAILING - 0.56%
Carrefour S.A. (France) (Note 7) . . . . . . . . . . . . . . .      3,150   138,295
Metro AG (Germany) (Note 7). . . . . . . . . . . . . . . . . .         50     2,388
Organizacion Soriana S.A. de C.V. - Series B (Mexico) (Note 7)      1,225     3,928
Pathmark Stores, Inc.* . . . . . . . . . . . . . . . . . . . .        400     1,724
Tesco plc (United Kingdom) (Note 7). . . . . . . . . . . . . .        350     1,846
William Morrison Supermarkets plc (United Kingdom) (Note 7). .        425     1,769
                                                                         ----------
                                                                            149,950
                                                                         ----------

FOOD PRODUCTS - 2.78%
Associated British Foods plc (United Kingdom) (Note 7) . . . .        150     1,915
Cadbury Schweppes plc (United Kingdom) (Note 7). . . . . . . .        675     5,612
Groupe Danone (France) (Note 7). . . . . . . . . . . . . . . .         50     4,195
Hain Celestial Group, Inc.*. . . . . . . . . . . . . . . . . .        125     2,022
Nestle S.A. (Switzerland) (Note 7) . . . . . . . . . . . . . .      1,425   338,050
Smithfield Foods, Inc.*. . . . . . . . . . . . . . . . . . . .         25       606
Unilever plc - ADR (United Kingdom) (Note 7) . . . . . . . . .     11,539   393,365
                                                                         ----------
                                                                            745,765
                                                                         ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                             VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                              SHARES    (NOTE 2)
---------------------------------------------------------------  ---------  ---------
CONSUMER STAPLES (continued)
HOUSEHOLD PRODUCTS - 0.06%
Henkel KGaA (Germany) (Note 7). . . . . . . . . . . . . . . . .         50  $  3,763
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7) .        500     7,481
Rayovac Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .         75     1,868
Reckitt Benckiser plc (United Kingdom) (Note 7) . . . . . . . .         75     2,059
                                                                          ----------
                                                                              15,171
                                                                          ----------

PERSONAL PRODUCTS - 0.51%
Clarins S.A. (France) (Note 7). . . . . . . . . . . . . . . . .        166     9,424
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . .      2,700   115,965
Shiseido Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . . . .      1,000    13,068
                                                                          ----------
                                                                             138,457
                                                                          ----------
                                                                           1,059,806
                                                                          ----------

ENERGY - 4.46%
ENERGY EQUIPMENT & SERVICES - 3.68%
Atwood Oceanics, Inc.*. . . . . . . . . . . . . . . . . . . . .        125     5,994
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . .      4,575   195,947
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)         50     3,127
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . .      1,000    48,350
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . .        175     4,996
National-Oilwell, Inc.* . . . . . . . . . . . . . . . . . . . .        150     5,056
Newpark Resources, Inc.*. . . . . . . . . . . . . . . . . . . .        450     2,444
Precision Drilling Corp.* (Canada) (Note 7) . . . . . . . . . .        150     9,249
Pride International, Inc.*. . . . . . . . . . . . . . . . . . .        425     7,854
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . .      6,175   388,655
Smedvig ASA - Class A (Norway) (Note 7) . . . . . . . . . . . .        750     9,376
Transocean, Inc.* . . . . . . . . . . . . . . . . . . . . . . .      3,425   120,731
Varco International, Inc.*. . . . . . . . . . . . . . . . . . .      3,350    92,728
Weatherford International Ltd.* . . . . . . . . . . . . . . . .      1,800    94,068
                                                                          ----------
                                                                             988,575
                                                                          ----------

OIL & GAS - 0.78%
Amerada Hess Corp.. . . . . . . . . . . . . . . . . . . . . . .      2,175   175,544
BP plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . .        175     1,696
Eni S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . . . . .        400     9,105
Forest Oil Corp.* . . . . . . . . . . . . . . . . . . . . . . .        125     3,812
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7). .        175     5,705
Shell Transport & Trading Co. plc (United Kingdom) (Note 7) . .        250     1,969
Total S.A. (France) (Note 7). . . . . . . . . . . . . . . . . .         50    10,423
                                                                          ----------
                                                                             208,254
                                                                          ----------
                                                                           1,196,829
                                                                          ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                  SHARES   (NOTE 2)
----------------------------------------------------  -------  ---------
FINANCIALS - 2.34%
CAPITAL MARKETS - 0.87%
The Bank of New York Co., Inc. . . . . . . . . . . .    3,675  $119,290
Deutsche Bank AG (Germany) (Note 7). . . . . . . . .       75     5,736
SEI Investments Co.. . . . . . . . . . . . . . . . .    3,000   107,970
                                                             ----------
                                                                232,996
                                                             ----------

COMMERCIAL BANKS - 0.99%
Banca Intesa S.p.A. (Italy) (Note 7) . . . . . . . .    1,075     4,413
Banco BPI S.A. (Portugal) (Note 7) . . . . . . . . .      800     3,120
BNP Paribas S.A. (France) (Note 7) . . . . . . . . .       50     3,411
Metropolitan Bank & Trust Co. (Philippines) (Note 7)    8,000     3,979
Societe Generale (France) (Note 7) . . . . . . . . .       25     2,324
U.S. Bancorp . . . . . . . . . . . . . . . . . . . .    4,375   125,169
UniCredito Italiano S.p.A. (Italy) (Note 7). . . . .      875     4,711
Wachovia Corp. . . . . . . . . . . . . . . . . . . .    2,400   118,104
                                                             ----------
                                                                265,231
                                                             ----------

CONSUMER FINANCE - 0.00%**
MoneyGram International, Inc.. . . . . . . . . . . .       75     1,395
                                                             ----------

DIVERSIFIED FINANCIAL SERVICES - 0.41%
Principal Financial Group, Inc.. . . . . . . . . . .    2,950   111,392
                                                             ----------

INSURANCE - 0.04%
Allianz AG (Germany) (Note 7). . . . . . . . . . . .       25     2,668
Assicurazioni Generali S.p.A. (Italy) (Note 7) . . .      150     4,464
Axa (France) (Note 7). . . . . . . . . . . . . . . .      200     4,315
                                                             ----------
                                                                 11,447
                                                             ----------

REAL ESTATE - 0.02%
SM Prime Holdings, Inc. (Philippines) (Note 7) . . .   32,550     4,337
                                                             ----------

THRIFTS & MORTGAGE FINANCE - 0.01%
Flagstar Bancorp, Inc. . . . . . . . . . . . . . . .      100     2,089
                                                             ----------
                                                                628,887
                                                             ----------

HEALTH CARE - 5.50%
BIOTECHNOLOGY - 0.14%
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . .    1,150     4,750
Chiron Corp.*. . . . . . . . . . . . . . . . . . . .      325    10,537
Diversa Corp.* . . . . . . . . . . . . . . . . . . .      825     7,112
Enzon Pharmaceuticals, Inc.* . . . . . . . . . . . .      300     4,851
Transkaryotic Therapies, Inc.* . . . . . . . . . . .      625    10,819
                                                             ----------
                                                                 38,069
                                                             ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                       VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                        SHARES    (NOTE 2)
---------------------------------------------------------  ---------  ---------
HEALTH CARE (continued)
HEALTH CARE EQUIPMENT & SUPPLIES - 0.58%
Advanced Neuromodulation Systems, Inc.* . . . . . . . . .        500  $ 15,915
Conceptus, Inc.*. . . . . . . . . . . . . . . . . . . . .        750     6,424
Millipore Corp.*. . . . . . . . . . . . . . . . . . . . .      2,575   118,424
Thermo Electron Corp.*. . . . . . . . . . . . . . . . . .        100     2,900
Varian, Inc.* . . . . . . . . . . . . . . . . . . . . . .        350    12,768
                                                                    ----------
                                                                       156,431
                                                                    ----------

HEALTH CARE PROVIDERS & SERVICES - 1.31%
Allscripts Healthcare Solutions, Inc.*. . . . . . . . . .      1,350    12,548
American Healthways, Inc.*. . . . . . . . . . . . . . . .        525    15,845
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . .        100     5,504
Express Scripts, Inc.*. . . . . . . . . . . . . . . . . .        150     9,600
HCA, Inc. . . . . . . . . . . . . . . . . . . . . . . . .        150     5,510
McKesson Corp.. . . . . . . . . . . . . . . . . . . . . .        175     4,665
Omnicell, Inc.* . . . . . . . . . . . . . . . . . . . . .        500     5,163
Triad Hospitals, Inc.*. . . . . . . . . . . . . . . . . .        175     5,780
WebMD Corp.*. . . . . . . . . . . . . . . . . . . . . . .     37,800   285,768
                                                                    ----------
                                                                       350,383
                                                                    ----------

PHARMACEUTICALS - 3.47%
AstraZeneca plc (United Kingdom) (Note 7) . . . . . . . .         25     1,025
GlaxoSmithKline plc (United Kingdom) (Note 7) . . . . . .         75     1,581
Novartis AG - ADR (Switzerland) (Note 7). . . . . . . . .      8,925   428,489
Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . .        250     7,238
Sanofi-Aventis (France) (Note 7). . . . . . . . . . . . .         41     3,004
Schering AG (Germany) (Note 7). . . . . . . . . . . . . .        300    19,298
Schering-Plough Corp. . . . . . . . . . . . . . . . . . .     25,925   469,502
Shire Pharmaceuticals Group plc (United Kingdom) (Note 7)        200     1,906
                                                                    ----------
                                                                       932,043
                                                                    ----------
                                                                     1,476,926
                                                                    ----------

INDUSTRIALS - 1.34%
AEROSPACE & DEFENSE - 0.02%
SNECMA* (France) (Note 7) . . . . . . . . . . . . . . . .        200     4,271
                                                                    ----------

AIRLINES - 0.03%
Deutsche Lufthansa AG* (Germany) (Note 7) . . . . . . . .        225     2,975
JetBlue Airways Corp.*. . . . . . . . . . . . . . . . . .        100     2,205
SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . .        125     2,135
                                                                    ----------
                                                                         7,315
                                                                    ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                        VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                          SHARES   (NOTE 2)
------------------------------------------------------------  -------  ---------
INDUSTRIALS (continued)
COMMERCIAL SERVICES & SUPPLIES - 0.04%
Aggreko plc (United Kingdom) (Note 7). . . . . . . . . . . .    1,375  $  3,790
BWT AG (Austria) (Note 7). . . . . . . . . . . . . . . . . .      150     4,028
Quebecor World, Inc. (Canada) (Note 7) . . . . . . . . . . .      200     4,158
                                                                     ----------
                                                                         11,976
                                                                     ----------

CONSTRUCTION & ENGINEERING - 0.04%
Infrasource Services, Inc.*. . . . . . . . . . . . . . . . .      175     1,827
Insituform Technologies, Inc. - Class A* . . . . . . . . . .      125     2,477
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7)      236     6,368
                                                                     ----------
                                                                         10,672
                                                                     ----------

ELECTRICAL EQUIPMENT - 0.02%
Global Power Equipment Group, Inc.*. . . . . . . . . . . . .      300     2,418
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . . .      425     2,544
                                                                     ----------
                                                                          4,962
                                                                     ----------

INDUSTRIAL CONGLOMERATES - 0.03%
Siemens AG (Germany) (Note 7). . . . . . . . . . . . . . . .      100     7,481
                                                                     ----------

MACHINERY - 0.60%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .    6,825   132,542
Albany International Corp. - Class A . . . . . . . . . . . .      108     3,242
Gardner Denver, Inc.*. . . . . . . . . . . . . . . . . . . .       75     2,249
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . . . .      125     2,947
MAN AG (Germany) (Note 7). . . . . . . . . . . . . . . . . .      125     4,351
Tomra Systems ASA (Norway) (Note 7). . . . . . . . . . . . .    2,775    12,262
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . .      225     4,561
                                                                     ----------
                                                                        162,154
                                                                     ----------

ROAD & RAIL - 0.55%
Central Freight Lines, Inc.* . . . . . . . . . . . . . . . .      275     1,537
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .    3,850   140,525
Kansas City Southern*. . . . . . . . . . . . . . . . . . . .      325     5,509
                                                                     ----------
                                                                        147,571
                                                                     ----------

TRANSPORTATION INFRASTRUCTURE - 0.01%
Brisa-Auto Estradas de Portugal S.A. (Portugal) (Note 7) . .      400     3,279
                                                                     ----------
                                                                        359,681
                                                                     ----------

INFORMATION TECHNOLOGY - 1.31%
COMMUNICATIONS EQUIPMENT - 0.06%
Lucent Technologies, Inc.* . . . . . . . . . . . . . . . . .    1,000     3,550
Nokia Oyj - ADR (Finland) (Note 7) . . . . . . . . . . . . .      650    10,023
SES Global - FDR (Luxembourg) (Note 7) . . . . . . . . . . .      300     3,108
                                                                     ----------
                                                                         16,681
                                                                     ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                               VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                                 SHARES   (NOTE 2)
-------------------------------------------------------------------  -------  ---------
INFORMATION TECHNOLOGY (continued)
COMPUTERS & PERIPHERALS - 0.03%
Electronics for Imaging, Inc.*. . . . . . . . . . . . . . . . . . .       50  $    902
EMC Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      275     3,539
Stratasys, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . .      150     4,392
                                                                            ----------
                                                                                 8,833
                                                                            ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.06%
Digital Theater Systems, Inc.*. . . . . . . . . . . . . . . . . . .      200     3,402
Fargo Electronics*. . . . . . . . . . . . . . . . . . . . . . . . .      175     2,294
Mettler-Toledo International, Inc.* (Switzerland) (Note 7). . . . .       75     3,593
OSI Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .      325     5,658
                                                                            ----------
                                                                                14,947
                                                                            ----------

INTERNET SOFTWARE & SERVICES - 0.00%**
Online Resources Corp.* . . . . . . . . . . . . . . . . . . . . . .      150     1,089
                                                                            ----------

IT SERVICES - 0.51%
The BISYS Group, Inc.*1 . . . . . . . . . . . . . . . . . . . . . .      150     2,190
First Data Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .    3,225   133,128
                                                                            ----------
                                                                               135,318
                                                                            ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.58%
Brooks Automation, Inc.*. . . . . . . . . . . . . . . . . . . . . .      300     4,464
Cabot Microelectronics Corp.* . . . . . . . . . . . . . . . . . . .      100     3,603
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .      100     2,852
Sigma Designs, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .      275     2,164
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)      827     6,260
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . . . .    5,575   136,309
                                                                            ----------
                                                                               155,652
                                                                            ----------

SOFTWARE - 0.07%
Amdocs Ltd.* (Guernsey) (Note 7). . . . . . . . . . . . . . . . . .      425    10,689
Informatica Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .      350     2,733
SAP AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . . .       25     4,262
VERITAS Software Corp.* . . . . . . . . . . . . . . . . . . . . . .       50     1,094
                                                                            ----------
                                                                                18,778
                                                                            ----------
                                                                               351,298
                                                                            ----------

MATERIALS - 0.58%
CHEMICALS - 0.33%
Bayer AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . .      175     4,980
L'Air Liquide S.A. (France) (Note 7). . . . . . . . . . . . . . . .       27     4,371
Lonza Group AG (Switzerland) (Note 7) . . . . . . . . . . . . . . .      425    20,823
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . . . .      975    58,597
                                                                            ----------
                                                                                88,771
                                                                            ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004





                                                                             VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                              SHARES    (NOTE 2)
---------------------------------------------------------------  ---------  ---------
MATERIALS (continued)
PAPER & FOREST PRODUCTS - 0.25%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) . . . . . . . . .      2,025  $ 68,202
                                                                          ----------
                                                                             156,973
                                                                          ----------

TELECOMMUNICATION SERVICES - 1.39%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.07%
Deutsche Telekom AG* (Germany) (Note 7) . . . . . . . . . . . .        150     2,885
Philippine Long Distance Telephone Co.* (Philippines) (Note 7).        100     2,496
PT Telekomunikasi Indonesia - ADR (Indonesia) (Note 7). . . . .        450     8,581
Telecom Italia S.p.A. (Italy) (Note 7). . . . . . . . . . . . .      1,732     5,781
                                                                          ----------
                                                                              19,743
                                                                          ----------

WIRELESS TELECOMMUNICATION SERVICES - 1.32%
Globe Telecom, Inc. (Philippines) (Note 7). . . . . . . . . . .        150     2,731
NTT DoCoMo, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . .          2     3,534
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy) (Note 7). . . . .        825     4,874
Vodafone Group plc - ADR (United Kingdom) (Note 7). . . . . . .     13,250   341,718
                                                                          ----------
                                                                             352,857
                                                                          ----------
                                                                             372,600
                                                                          ----------

UTILITIES - 1.28%
ELECTRIC UTILITIES - 0.75%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . . . . .     10,175   186,304
E.ON AG (Germany) (Note 7). . . . . . . . . . . . . . . . . . .        100     8,185
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) (Note 7)        275     3,157
Westar Energy, Inc. . . . . . . . . . . . . . . . . . . . . . .        100     2,095
                                                                          ----------
                                                                             199,741
                                                                          ----------

MULTI-UTILITIES & UNREGULATED POWER - 0.53%
National Grid Transco plc (United Kingdom) (Note 7) . . . . . .        200     1,740
NRG Energy, Inc.* . . . . . . . . . . . . . . . . . . . . . . .      4,800   133,152
RWE AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . .        150     7,961
                                                                          ----------
                                                                             142,853
                                                                          ----------
                                                                             342,594
                                                                          ----------

TOTAL COMMON STOCKS
(Identified Cost $6,545,474). . . . . . . . . . . . . . . . . .            7,262,612
                                                                          ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                            SHARES/          VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                   PRINCIPAL AMOUNT    (NOTE 2)
-----------------------------------------------------  -----------------  -----------
UNIT INVESTMENT TRUSTS - 0.10%
Nasdaq-100 Index Tracking Stock . . . . . . . . . . .                475  $   17,509
Standard & Poor's Depositary Receipts Trust Series 1.                 75       8,490
                                                                         -----------

TOTAL UNIT INVESTMENT TRUSTS
(Identified Cost $24,826) . . . . . . . . . . . . . .                         25,999
                                                                         -----------

U.S. TREASURY SECURITIES - 68.61%
U.S. TREASURY BONDS - 13.41%
U.S. Treasury Bond, 6.875%, 8/15/2025 . . . . . . . .  $         170,000     215,887
U.S. Treasury Bond, 5.50%, 8/15/2028. . . . . . . . .          2,610,000   2,842,452
U.S. Treasury Bond, 5.375%, 2/15/2031 . . . . . . . .            500,000     543,066
                                                                         -----------

TOTAL U.S. TREASURY BONDS
(Identified Cost $3,376,358). . . . . . . . . . . . .                      3,601,405
                                                                         -----------

U.S. TREASURY NOTES - 55.20%
U.S. Treasury Note, 1.625%, 4/30/2005 . . . . . . . .          1,365,000   1,361,800
U.S. Treasury Note, 6.50%, 5/15/2005. . . . . . . . .            625,000     639,502
U.S. Treasury Note, 1.50%, 7/31/2005. . . . . . . . .            600,000     597,094
U.S. Treasury Note, 1.625%, 9/30/2005 . . . . . . . .          1,600,000   1,591,688
U.S. Treasury Note, 1.875%, 12/31/2005. . . . . . . .            500,000     497,676
U.S. Treasury Note, 5.625%, 2/15/2006 . . . . . . . .             10,000      10,421
U.S. Treasury Note, 1.50%, 3/31/2006. . . . . . . . .          2,700,000   2,668,253
U.S. Treasury Note, 7.00%, 7/15/2006. . . . . . . . .             25,000      26,884
U.S. Treasury Note, 6.50%, 10/15/2006 . . . . . . . .             15,000      16,124
U.S. Treasury Note, 3.50%, 11/15/2006 . . . . . . . .            700,000     712,879
U.S. Treasury Note, 4.375%, 5/15/2007 . . . . . . . .            500,000     520,410
U.S. Treasury Note, 6.625%, 5/15/2007 . . . . . . . .             35,000      38,350
U.S. Treasury Note, 3.25%, 8/15/2007. . . . . . . . .          1,050,000   1,063,576
U.S. Treasury Note, 6.125%, 8/15/2007 . . . . . . . .             15,000      16,343
U.S. Treasury Note, 3.00%, 2/15/2008. . . . . . . . .            400,000     401,266
U.S. Treasury Note, 5.50%, 2/15/2008. . . . . . . . .             90,000      97,298
U.S. Treasury Note, 5.625%, 5/15/2008 . . . . . . . .             10,000      10,889
U.S. Treasury Note, 3.25%, 8/15/2008. . . . . . . . .            600,000     604,735
U.S. Treasury Note, 4.75%, 11/15/2008 . . . . . . . .            795,000     844,935
Interest Stripped - Principal Payment, 2/15/2009. . .             17,000      14,817
U.S. Treasury Note, 6.00%, 8/15/2009. . . . . . . . .            450,000     504,299
U.S. Treasury Note, 5.00%, 2/15/2011. . . . . . . . .          1,000,000   1,079,844
U.S. Treasury Note, 3.625%, 5/15/2013 . . . . . . . .          1,525,000   1,497,837
                                                                         -----------

TOTAL U.S. TREASURY NOTES
(Identified Cost $14,599,914) . . . . . . . . . . . .                     14,816,920
                                                                         -----------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $17,976,272) . . . . . . . . . . . .                     18,418,325
                                                                         -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                           PRINCIPAL AMOUNT/      VALUE
PRO-BLENDSM CONSERVATIVE TERM SERIES                            SHARES          (NOTE 2)
--------------------------------------------------------  -------------------  -----------
U.S. GOVERNMENT AGENCIES - 1.28%
MORTGAGE BACKED SECURITIES - 1.18%
GNMA, Pool #365225, 9.00%, 11/15/2024. . . . . . . . . .  $            2,238   $    2,473
GNMA, Pool #398655, 6.50%, 5/15/2026 . . . . . . . . . .               5,024        5,316
GNMA, Pool #452826, 9.00%, 1/15/2028 . . . . . . . . . .               7,676        8,481
GNMA, Pool #460820, 6.00%, 6/15/2028 . . . . . . . . . .              19,819       20,634
GNMA, Pool #458983, 6.00%, 1/15/2029 . . . . . . . . . .              64,679       67,337
GNMA, Pool #530481, 8.00%, 8/15/2030 . . . . . . . . . .              51,116       55,723
GNMA, Pool #577796, 6.00%, 1/15/2032 . . . . . . . . . .             150,687      156,879
                                                                            -------------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $301,625) . . . . . . . . . . . . . . .                          316,843
                                                                            -------------

OTHER AGENCIES - 0.10%
Fannie Mae, 6.00%, 12/15/2005. . . . . . . . . . . . . .              10,000       10,394
Fannie Mae, 5.25%, 1/15/2009 . . . . . . . . . . . . . .              15,000       16,033
                                                                            -------------

TOTAL OTHER AGENCIES
(Identified Cost $26,433). . . . . . . . . . . . . . . .                           26,427
                                                                            -------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $328,058) . . . . . . . . . . . . . . .                          343,270
                                                                            -------------

SHORT-TERM INVESTMENTS - 4.62%
Dreyfus Treasury Cash Management - Institutional Shares.           1,040,135    1,040,135
Fannie Mae Discount Note, 11/23/2004 . . . . . . . . . .  $          200,000      199,785
                                                                            -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,239,920) . . . . . . . . . . . . . .                        1,239,920
                                                                            -------------

TOTAL INVESTMENTS - 101.66%
(Identified Cost $26,114,550). . . . . . . . . . . . . .                       27,290,126

LIABILITIES, LESS OTHER ASSETS - (1.66%) . . . . . . . .                         (445,924)
                                                                            -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                    $  26,844,202
                                                                            =============




*Non-income  producing  security
**Less  than  0.01%
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
ADR  -  American  Depository  Receipt
FDR  -  Fiduciary  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Pro-BlendSM Conservative Term Series

October  31,  2004




ASSETS:
Investments, at value (identified cost $26,114,550) (Note 2) .  $27,290,126
Receivable for securities sold . . . . . . . . . . . . . . . .      861,470
Interest receivable. . . . . . . . . . . . . . . . . . . . . .      179,769
Dividends receivable . . . . . . . . . . . . . . . . . . . . .        3,831
Receivable for fund shares sold. . . . . . . . . . . . . . . .        2,822
Foreign tax reclaims receivable. . . . . . . . . . . . . . . .          865
                                                                -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   28,338,883
                                                                -----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . .        8,002
Accrued fund accounting and transfer agent fees (Note 3) . . .        4,401
Payable for fund shares repurchased. . . . . . . . . . . . . .    1,446,710
Audit fees payable . . . . . . . . . . . . . . . . . . . . . .       24,689
Payable for securities purchased . . . . . . . . . . . . . . .        5,923
Other payables and accrued expenses. . . . . . . . . . . . . .        4,956
                                                                -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . .    1,494,681
                                                                -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $26,844,202
                                                                ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . .  $    23,263
Additional paid-in-capital . . . . . . . . . . . . . . . . . .   25,170,523
Undistributed net investment income. . . . . . . . . . . . . .      272,494
Accumulated net realized gain on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . .      202,266
Net unrealized appreciation on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . .    1,175,656
                                                                -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $26,844,202
                                                                ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($26,844,202/2,326,250 shares) . . .  $     11.54
                                                                ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Pro-BlendSM  Conservative  Term  Series

For  the  Year  Ended  October  31,  204




INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .  $  577,938
Dividends (net of foreign tax withheld, $1,833) . . .      60,770
                                                       -----------

Total Investment Income . . . . . . . . . . . . . . .     638,708
                                                       -----------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .     184,686
Fund accounting and transfer agent fees (Note 3). . .      44,091
Directors' fees (Note 3). . . . . . . . . . . . . . .       8,121
Audit fees. . . . . . . . . . . . . . . . . . . . . .      24,728
Registration and filing fees. . . . . . . . . . . . .      20,151
Custodian fees. . . . . . . . . . . . . . . . . . . .      12,851
Miscellaneous . . . . . . . . . . . . . . . . . . . .       9,599
                                                       -----------

Total Expenses. . . . . . . . . . . . . . . . . . . .     304,227
Less reduction of expenses (Note 3) . . . . . . . . .     (73,237)
                                                       -----------

Net Expenses. . . . . . . . . . . . . . . . . . . . .     230,990
                                                       -----------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .     407,718
                                                       -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on -
Investments . . . . . . . . . . . . . . . . . . . . .     215,897
Foreign currency and other assets and liabilities . .          60
                                                       -----------

                                                          215,957
                                                       -----------

Net change in unrealized appreciation on -
Investments . . . . . . . . . . . . . . . . . . . . .     686,520
Foreign currency and other assets and liabilities . .          33
                                                       -----------

                                                          686,553
                                                       -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS . . .     902,510
                                                       -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.  $1,310,228
                                                       ===========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  of  Net  Assets  - Pro-BlendSM Conservative Term Series




                                                             FOR THE       FOR THE
                                                            YEAR ENDED    YEAR ENDED
                                                             10/31/04      10/31/03
                                                           ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . .  $   407,718   $   284,543
Net realized gain on investments. . . . . . . . . . . . .      215,957       488,772
Net change in unrealized appreciation on investments. . .      686,553        98,984
                                                           ------------  ------------

Net increase from operations. . . . . . . . . . . . . . .    1,310,228       872,299
                                                           ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income. . . . . . . . . . . . . . . .     (316,566)     (258,479)
From net realized gain on investments . . . . . . . . . .     (478,056)      (52,226)
                                                           ------------  ------------

Total distributions to shareholders . . . . . . . . . . .     (794,622)     (310,705)
                                                           ------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5) . .    6,337,844     7,234,350
                                                           ------------  ------------

Net increase in net assets. . . . . . . . . . . . . . . .    6,853,450     7,795,944

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . . . .   19,990,752    12,194,808
                                                           ------------  ------------

END OF YEAR (including undistributed net
investment income of $272,494 and $181,211, respectively)  $26,844,202   $19,990,752
                                                           ============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Pro-BlendSM  Conservative  Term  Series





                                                                                   FOR THE YEARS ENDED
                                                          10/31/04          10/31/03    10/31/02    10/31/01    10/31/00

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR. . . . . . . .  $              11.32   $   10.95   $   11.34   $   11.16   $   10.62
                                                    ---------------------  ----------  ----------  ----------  ----------

Income from investment operations:
Net investment income. . . . . . . . . . . . . . .                  0.18        0.17       0.30 2       0.46        0.46
Net realized and unrealized gain on investments. .                  0.48        0.45       0.15 2       0.51        0.62
                                                    ---------------------  ----------  ----------  ----------  ----------

Total from investment operations . . . . . . . . .                  0.66        0.62        0.45        0.97        1.08
                                                    ---------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .                 (0.17)      (0.21)      (0.41)      (0.48)      (0.44)
From net realized gain on investments. . . . . . .                 (0.27)      (0.04)      (0.43)      (0.31)      (0.10)
                                                    ---------------------  ----------  ----------  ----------  ----------

Total distributions to shareholders. . . . . . . .                 (0.44)      (0.25)      (0.84)      (0.79)      (0.54)
                                                    ---------------------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR. . . . . . . . . . .  $              11.54   $   11.32   $   10.95   $   11.34   $   11.16
                                                    =====================  ==========  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . . . . .                  5.93%       5.75%       4.35%       9.09%      10.62%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .                  1.00%       1.00%       1.00%       1.00%       1.00%
Net investment income. . . . . . . . . . . . . . .                  1.77%       1.90%     2.95%2        3.84%       4.13%

Portfolio turnover . . . . . . . . . . . . . . . .                    25%         40%         55%         42%         33%

NET ASSETS - END OF YEAR (000's omitted) . . . . .  $             26,844   $  19,991   $  12,195   $   4,233   $   4,838
                                                    =====================  ==========  ==========  ==========  ==========




*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.32%  0.82%  1.84%  2.00%  1.23%




1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the year.
2The Series adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies, which requires the Series to amortize premium and accrete discount on all debt securities (see Note 2 to the financial statements). The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain (loss) on investments per share by $0.01, and increase the net investment income ratio from 2.80% to 2.95%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  -  Pro-BlendSM  Moderate  Term  Series  (unaudited)




                                                                        Average Annual Total Returns
                                                                            As of October 31, 2004
                                                                 -------------------------------------------
                                                                              One               Five    Ten      Since
                                                                             Year               Year   Year   Inception1
                                                                 -----------------------------  -----  -----  -----------
Exeter Fund, Inc. - Pro-BlendSM Moderate Term Series2 . . . . .                          8.76%  7.19%  8.58%        7.65%

Lehman Brothers Intermediate U.S. Government/Credit Bond Index3                          4.33%  7.22%  7.17%        6.28%

40%/60% Blended Index3. . . . . . . . . . . . . . . . . . . . .                          6.40%  3.74%  9.03%        8.25%





                                                                  Growth of
                                                                  a $10,000
                                                                 Investment*
                                                                 ------------
Exeter Fund, Inc. - Pro-BlendSM Moderate Term Series2 . . . . .  $     22,707

Lehman Brothers Intermediate U.S. Government/Credit Bond Index3  $     19,652

40%/60% Blended Index3. . . . . . . . . . . . . . . . . . . . .  $     24,073




*The value of a $10,000 investment in the Exeter Fund, Inc. - Pro-BlendSM Moderate Term Series from its inception1 (9/15/93) to present (10/31/04) as compared to the Lehman BrothersIntermediate U.S. Government/Credit Bond Index and a 40%/60% Blended Index.


<graphic>
<line  chart>

Data  for  line  chart  to  follow:



             Exeter Fund, Inc.            Lehman Brothers Intermediate
Date  Pro-BlendSM Moderate Term Series  U.S. Government/Credit Bond Index  40%/60% Blended Index
----  --------------------------------  ---------------------------------  ---------------------
9/15/93                        $10,000                           $10,000                   $10,000
12/31/93                        10,092                            10,032                    10,103
12/31/94                        10,012                             9,838                    10,045
12/31/95                        12,123                            11,347                    12,438
10/31/96                        12,806                            11,728                    13,503
10/31/97                        14,472                            12,606                    15,807
10/31/98                        15,383                            13,755                    18,139
10/31/99                        16,048                            13,891                    20,037
10/31/00                        18,634                            14,788                    21,358
10/31/01                        19,304                            16,896                    20,754
10/31/02                        18,662                            17,867                    20,262
10/31/03                        20,878                            18,837                    22,626
10/31/04                        22,707                            19,652                    24,073




1Performance numbers for the Series are calculated from September 15, 1993, the Series' inception date. The Lehman Brothers Intermediate U.S. Government/Credit Bond Index only publishes month-end numbers; therefore, performance numbers for the indices are calculated from September 30, 1993.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may notbe indicative of future results. 3The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is a market value weighted measure of over 2,000 corporate and government investment grade securities with maturities greater than one year but less than ten years. The 40%/60% Blended Index is 40% Standard & Poor's (S&P) 500 Total Return Index and 60% Lehman Brothers Intermediate U.S. Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. Both indices returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Shareholder  Expense  Example  -  Pro-BlendSM  Moderate  Term Series (unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including potential wire charges and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 5/1/04         10/31/04     5/1/04-10/31/04
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,031.40  $           6.13
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,019.10  $           6.09



*Expenses are equal to the Series' annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Series' total return would have been lower had certain expenses not been waived during the period. Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights.

Portfolio  Composition  -  Pro-BlendSM  Moderate  Term  Series  (unaudited)

As  of  October  31,  2004


<graphic>
<pie  chart>


Asset  Allocation*



Cash, short-term investments, and liabilities, less other assets  10.09%
Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  54.36%
U.S. Government Agencies . . . . . . . . . . . . . . . . . . . .   0.09%
U.S. Treasury Bonds1 . . . . . . . . . . . . . . . . . . . . . .  14.06%
U.S. Treasury Notes2 . . . . . . . . . . . . . . . . . . . . . .  21.15%
Unit Investment Trusts . . . . . . . . . . . . . . . . . . . . .   0.25%




*As  a  percentage  of  net  assets.
1A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
2A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.


Stock  Sector  Allocation*



Consumer Discretionary . .   9.42%
Consumer Staples . . . . .   7.13%
Energy . . . . . . . . . .   8.89%
Financials . . . . . . . .   5.29%
Health Care. . . . . . . .  10.61%
Industrials. . . . . . . .   2.54%
Information Technology . .   2.61%
Materials. . . . . . . . .   1.07%
Telecommunication Services   2.58%
Utilities. . . . . . . . .   2.32%




*As  a  percentage  of  total  investments.


Top  Ten  Stock  Holdings*



Schering-Plough Corp. . . . . . . . . . .  3.06%
Novartis AG - ADR (Switzerland) . . . . .  2.92%
Schlumberger Ltd. . . . . . . . . . . . .  2.79%
Unilever plc - ADR (United Kingdom) . . .  2.70%
Time Warner, Inc. . . . . . . . . . . . .  2.33%
Vodafone Group plc - ADR (United Kingdom)  2.23%
Nestle S.A. (Switzerland) . . . . . . . .  2.13%
WebMD Corp. . . . . . . . . . . . . . . .  1.99%
Baker Hughes, Inc.. . . . . . . . . . . .  1.35%
Allegheny Energy, Inc.. . . . . . . . . .  1.23%




*As  a  percentage  of  total  investments.

Investment  Portfolio  -  October  31,  2004




                                                                                             VALUE
PRO-BLENDSM MODERATE TERM SERIES                                                 SHARES     (NOTE 2)
------------------------------------------------------------------------------  ---------  -----------

COMMON STOCKS - 54.36%
CONSUMER DISCRETIONARY - 9.76%
AUTOMOBILES - 0.01%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7) . . . . . . . . . . . . .        250  $   10,627
                                                                                         ------------

HOTELS, RESTAURANTS & LEISURE - 1.12%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20,425   1,032,688
International Speedway Corp. - Class A . . . . . . . . . . . . . . . . . . . .        300      14,112
Shangri-La Asia Ltd. (Hong Kong) (Note 7). . . . . . . . . . . . . . . . . . .     19,000      21,847
                                                                                         ------------
                                                                                            1,068,647
                                                                                         ------------

HOUSEHOLD DURABLES - 0.11%
Corporacion GEO S.A. de C.V. - Series B* (Mexico) (Note 7) . . . . . . . . . .     12,125      18,909
Interface, Inc. - Class A* . . . . . . . . . . . . . . . . . . . . . . . . . .      1,875      16,294
Libbey, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        275       4,991
Sony Corp. - ADR (Japan) (Note 7). . . . . . . . . . . . . . . . . . . . . . .      1,825      63,601
                                                                                         ------------
                                                                                              103,795
                                                                                         ------------

INTERNET & CATALOG RETAIL - 0.02%
IAC/InterActiveCorp* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        975      21,079
                                                                                         ------------

LEISURE EQUIPMENT & PRODUCTS - 0.07%
Callaway Golf Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        475       4,954
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,350      23,881
K2, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        525       8,515
Sega Sammy Holdings, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . . . . .        600      27,892
                                                                                         ------------
                                                                                               65,242
                                                                                         ------------

MEDIA - 5.25%
Acme Communications, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .      4,750      26,932
Belo Corp. -  Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        925      21,506
Cablevision Systems New York Group - Class A*. . . . . . . . . . . . . . . . .     39,150     805,707
The E.W. Scripps Co. - Class A . . . . . . . . . . . . . . . . . . . . . . . .     15,525     740,853
Harris Interactive, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . .      5,575      37,910
Hearst-Argyle Television, Inc. - Class A . . . . . . . . . . . . . . . . . . .        500      13,030
Impresa S.A. (SGPS)* (Portugal) (Note 7) . . . . . . . . . . . . . . . . . . .      4,825      28,137
Insight Communications Co., Inc. - Class A*. . . . . . . . . . . . . . . . . .      2,750      23,265
Media Capital S.A. (SGPS)* (Portugal) (Note 7) . . . . . . . . . . . . . . . .      5,125      34,802
The News Corp. Ltd. - ADR (now known as News Corp., Inc.) (Australia) (Note 7)      2,275      71,526
Pearson plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . . . . . . .     67,700     743,860
PT Multimedia S.A. (SGPS) (Portugal) (Note 7). . . . . . . . . . . . . . . . .      1,100      25,715
Reed Elsevier plc - ADR (United Kingdom) (Note 7). . . . . . . . . . . . . . .      1,650      59,400
Scholastic Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        675      20,466




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                             VALUE
PRO-BLENDSM MODERATE TERM SERIES                                 SHARES     (NOTE 2)
--------------------------------------------------------------  ---------  -----------
CONSUMER DISCRETIONARY (continued)
MEDIA (continued)
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . . . . .    138,725  $2,308,384
VNU N.V. (Netherlands) (Note 7). . . . . . . . . . . . . . . .      1,810      49,558
Wolters Kluwer N.V. (Netherlands) (Note 7) . . . . . . . . . .      1,175      21,473
                                                                         ------------
                                                                            5,032,524
                                                                         ------------

MULTILINE RETAIL - 0.02%
Don Quijote Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . .        300      18,028
KarstadtQuelle AG (Germany) (Note 7) . . . . . . . . . . . . .        550       6,288
                                                                         ------------
                                                                               24,316
                                                                         ------------

SPECIALTY RETAIL - 3.12%
Douglas Holding AG (Germany) (Note 7). . . . . . . . . . . . .      2,250      69,346
Foot Locker, Inc.. . . . . . . . . . . . . . . . . . . . . . .        750      18,300
KOMERI Co. Ltd. (Japan) (Note 7) . . . . . . . . . . . . . . .        600      14,315
Office Depot, Inc.*. . . . . . . . . . . . . . . . . . . . . .     49,800     806,262
Staples, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .     29,775     885,508
Weight Watchers International, Inc.* . . . . . . . . . . . . .     33,200   1,192,544
                                                                         ------------
                                                                            2,986,275
                                                                         ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7). . .        400      27,470
Wolverine World Wide, Inc. . . . . . . . . . . . . . . . . . .        375      11,415
                                                                         ------------
                                                                               38,885
                                                                         ------------
                                                                            9,351,390
                                                                         ------------

CONSUMER STAPLES - 7.39%
BEVERAGES - 0.11%
Allied Domecq plc (United Kingdom) (Note 7). . . . . . . . . .      1,900      16,923
Diageo plc (United Kingdom) (Note 7) . . . . . . . . . . . . .      1,175      15,728
Grupo Modelo S.A. de C.V. - Series C (Mexico) (Note 7) . . . .      6,025      15,441
InBev (Belgium) (Note 7) . . . . . . . . . . . . . . . . . . .      1,050      37,397
Scottish & Newcastle plc (United Kingdom) (Note 7) . . . . . .      2,050      15,189
                                                                         ------------
                                                                              100,678
                                                                         ------------

FOOD & STAPLES RETAILING - 1.06%
Carrefour S.A. (France) (Note 7) . . . . . . . . . . . . . . .     20,750     910,989
Metro AG (Germany) (Note 7). . . . . . . . . . . . . . . . . .        325      15,524
Organizacion Soriana S.A. de C.V. - Series B (Mexico) (Note 7)     11,500      36,875
Pathmark Stores, Inc.* . . . . . . . . . . . . . . . . . . . .      3,675      15,839
Tesco plc (United Kingdom) (Note 7). . . . . . . . . . . . . .      3,400      17,929
William Morrison Supermarkets plc (United Kingdom) (Note 7). .      3,850      16,023
                                                                         ------------
                                                                            1,013,179
                                                                         ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                              VALUE
PRO-BLENDSM MODERATE TERM SERIES                                  SHARES     (NOTE 2)
---------------------------------------------------------------  ---------  -----------
CONSUMER STAPLES (continued)
FOOD PRODUCTS - 5.12%
Associated British Foods plc (United Kingdom) (Note 7). . . . .      1,375  $   17,559
Cadbury Schweppes plc (United Kingdom) (Note 7) . . . . . . . .      4,975      41,363
Groupe Danone (France) (Note 7) . . . . . . . . . . . . . . . .        200      16,779
Hain Celestial Group, Inc.* . . . . . . . . . . . . . . . . . .      1,175      19,011
Nestle S.A. (Switzerland) (Note 7). . . . . . . . . . . . . . .      8,900   2,111,327
Smithfield Foods, Inc.* . . . . . . . . . . . . . . . . . . . .        775      18,778
Unilever plc - ADR (United Kingdom) (Note 7). . . . . . . . . .     78,598   2,679,406
                                                                          ------------
                                                                             4,904,223
                                                                          ------------

HOUSEHOLD PRODUCTS - 0.16%
Henkel KGaA (Germany) (Note 7). . . . . . . . . . . . . . . . .        325      24,460
Kao Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . . .      1,000      23,102
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7) .      4,750      71,068
Rayovac Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .        800      19,928
Reckitt Benckiser plc (United Kingdom) (Note 7) . . . . . . . .        575      15,784
                                                                          ------------
                                                                               154,342
                                                                          ------------

PERSONAL PRODUCTS - 0.94%
Clarins S.A. (France) (Note 7). . . . . . . . . . . . . . . . .      1,500      85,364
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . .     18,125     778,469
Shiseido Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . . . .      3,000      39,203
                                                                          ------------
                                                                               903,036
                                                                          ------------
                                                                             7,075,458
                                                                          ------------

ENERGY - 9.21%
ENERGY EQUIPMENT & SERVICES - 7.80%
Atwood Oceanics, Inc.*. . . . . . . . . . . . . . . . . . . . .      1,250      59,937
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . .     31,200   1,336,296
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)        350      21,888
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . .      9,900     478,665
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . .      1,475      42,111
National-Oilwell, Inc.* . . . . . . . . . . . . . . . . . . . .      1,625      54,779
Newpark Resources, Inc.*. . . . . . . . . . . . . . . . . . . .      4,550      24,706
Precision Drilling Corp.* (Canada) (Note 7) . . . . . . . . . .        950      58,577
Pride International, Inc.*. . . . . . . . . . . . . . . . . . .      4,225      78,078
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . .     44,025   2,770,933
Smedvig ASA - Class A (Norway) (Note 7) . . . . . . . . . . . .      5,325      66,572
Transocean, Inc.* . . . . . . . . . . . . . . . . . . . . . . .     24,350     858,337
Varco International, Inc.*. . . . . . . . . . . . . . . . . . .     28,300     783,344
Weatherford International Ltd.* . . . . . . . . . . . . . . . .     15,900     830,934
                                                                          ------------
                                                                             7,465,157
                                                                          ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                                 VALUE
PRO-BLENDSM MODERATE TERM SERIES                                     SHARES     (NOTE 2)
------------------------------------------------------------------  ---------  -----------
ENERGY (continued)
OIL & GAS - 1.41%
Amerada Hess Corp. . . . . . . . . . . . . . . . . . . . . . . . .     13,450  $1,085,549
BP plc (United Kingdom) (Note 7) . . . . . . . . . . . . . . . . .      1,775      17,204
Eni S.p.A. (Italy) (Note 7). . . . . . . . . . . . . . . . . . . .      3,475      79,104
Forest Oil Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .      1,200      36,600
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7) . . .      1,350      44,010
Shell Transport & Trading Co. plc (United Kingdom) (Note 7). . . .      2,200      17,331
Total S.A. (France) (Note 7) . . . . . . . . . . . . . . . . . . .        350      72,959
                                                                             ------------
                                                                                1,352,757
                                                                             ------------
                                                                                8,817,914
                                                                             ------------

FINANCIALS - 5.49%
CAPITAL MARKETS - 1.80%
The Bank of New York Co., Inc. . . . . . . . . . . . . . . . . . .     24,975     810,688
Deutsche Bank AG (Germany) (Note 7). . . . . . . . . . . . . . . .        475      36,326
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . . . . .     24,350     876,356
                                                                             ------------
                                                                                1,723,370
                                                                             ------------

COMMERCIAL BANKS - 2.66%
Banca Intesa S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . .      6,423      26,367
Banco BPI S.A. (Portugal) (Note 7) . . . . . . . . . . . . . . . .      5,475      21,355
Banco Espirito Santo S.A. (BES) (Portugal) (Note 7). . . . . . . .        975      16,721
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany) (Note 7)      1,200      23,572
BNP Paribas S.A. (France) (Note 7) . . . . . . . . . . . . . . . .        350      23,879
Commerzbank AG* (Germany) (Note 7) . . . . . . . . . . . . . . . .      1,000      18,352
Metropolitan Bank & Trust Co. (Philippines) (Note 7) . . . . . . .     75,325      37,468
PNC Financial Services Group . . . . . . . . . . . . . . . . . . .     13,200     690,360
Societe Generale (France) (Note 7) . . . . . . . . . . . . . . . .        150      13,946
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . .     28,175     806,087
UniCredito Italiano S.p.A. (Italy) (Note 7). . . . . . . . . . . .      6,225      33,515
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .     16,925     832,879
                                                                             ------------
                                                                                2,544,501
                                                                             ------------

CONSUMER FINANCE - 0.03%
MoneyGram International, Inc.. . . . . . . . . . . . . . . . . . .        725      13,485
Takefuji Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . .        230      14,560
                                                                             ------------
                                                                                   28,045
                                                                             ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                             VALUE
PRO-BLENDSM MODERATE TERM SERIES                  SHARES    (NOTE 2)
-----------------------------------------------  ---------  ---------
FINANCIALS (continued)
DIVERSIFIED FINANCIAL SERVICES - 0.83%
ING Groep N.V. (Netherlands) (Note 7) . . . . .        900  $ 23,883
Principal Financial Group, Inc. . . . . . . . .     20,450   772,192
                                                          ----------
                                                             796,075
                                                          ----------

INSURANCE - 0.10%
Allianz AG (Germany) (Note 7) . . . . . . . . .        150    16,008
Assicurazioni Generali S.p.A. (Italy) (Note 7).      1,100    32,735
Axa (France) (Note 7) . . . . . . . . . . . . .      1,400    30,204
Muenchener Rueckver AG (Germany) (Note 7) . . .        150    14,732
                                                          ----------
                                                              93,679
                                                          ----------

REAL ESTATE - 0.04%
SM Prime Holdings, Inc. (Philippines) (Note 7).    307,275    40,941
                                                          ----------

THRIFTS & MORTGAGE FINANCE - 0.03%
Flagstar Bancorp, Inc.. . . . . . . . . . . . .      1,050    21,934
Hypo Real Estate Holding AG* (Germany) (Note 7)        156     5,855
                                                          ----------
                                                              27,789
                                                          ----------
                                                           5,254,400
                                                          ----------

HEALTH CARE - 10.99%
BIOTECHNOLOGY - 0.44%
BioMarin Pharmaceutical, Inc.*. . . . . . . . .     13,725    56,684
Chiron Corp.* . . . . . . . . . . . . . . . . .      3,050    98,881
Ciphergen Biosystems, Inc.* . . . . . . . . . .      6,225    22,908
Diversa Corp.*. . . . . . . . . . . . . . . . .      7,725    66,590
Enzon Pharmaceuticals, Inc.*. . . . . . . . . .      2,775    44,872
Transkaryotic Therapies, Inc.*. . . . . . . . .      7,450   128,960
                                                          ----------
                                                             418,895
                                                          ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.30%
Advanced Neuromodulation Systems, Inc.* . . . .      4,450   141,644
Conceptus, Inc.*. . . . . . . . . . . . . . . .      7,925    67,878
Millipore Corp.*. . . . . . . . . . . . . . . .     19,325   888,757
Thermo Electron Corp.*. . . . . . . . . . . . .      1,225    35,525
Varian, Inc.* . . . . . . . . . . . . . . . . .      3,000   109,440
                                                          ----------
                                                           1,243,244
                                                          ----------

HEALTH CARE PROVIDERS & SERVICES - 2.71%
Allscripts Healthcare Solutions, Inc.*. . . . .     15,825   147,093
American Healthways, Inc.*. . . . . . . . . . .      4,850   146,373
AmerisourceBergen Corp. . . . . . . . . . . . .        875    48,160
Express Scripts, Inc.*. . . . . . . . . . . . .      1,325    84,800
HCA, Inc. . . . . . . . . . . . . . . . . . . .      1,300    47,749
McKesson Corp.. . . . . . . . . . . . . . . . .      1,575    41,990




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                            VALUE
PRO-BLENDSM MODERATE TERM SERIES                                SHARES     (NOTE 2)
------------------------------------------------------------  ----------  -----------
HEALTH CARE (continued)
HEALTH CARE PROVIDERS & SERVICES (continued)
Omnicell, Inc.*. . . . . . . . . . . . . . . . . . . . . . .       4,675  $   48,269
Triad Hospitals, Inc.* . . . . . . . . . . . . . . . . . . .       1,650      54,500
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . . . .     261,575   1,977,507
                                                                        ------------
                                                                           2,596,441
                                                                        ------------

PHARMACEUTICALS - 6.54%
AstraZeneca plc (United Kingdom) (Note 7). . . . . . . . . .         350      14,354
GlaxoSmithKline plc (United Kingdom) (Note 7). . . . . . . .         750      15,806
Novartis AG - ADR (Switzerland) (Note 7) . . . . . . . . . .      60,400   2,899,804
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . .       2,275      65,861
Sanofi-Aventis (France) (Note 7) . . . . . . . . . . . . . .         270      19,785
Schering AG (Germany) (Note 7) . . . . . . . . . . . . . . .       2,750     176,898
Schering-Plough Corp.. . . . . . . . . . . . . . . . . . . .     167,750   3,037,953
Shire Pharmaceuticals Group plc (United Kingdom) (Note 7). .       1,750      16,680
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7). . . . . . .         400      19,351
                                                                        ------------
                                                                           6,266,492
                                                                        ------------
                                                                          10,525,072
                                                                        ------------

INDUSTRIALS - 2.63%
AEROSPACE & DEFENSE - 0.04%
SNECMA* (France) (Note 7). . . . . . . . . . . . . . . . . .       1,875      40,044
                                                                        ------------

AIRLINES - 0.07%
Deutsche Lufthansa AG* (Germany) (Note 7). . . . . . . . . .       1,575      20,827
JetBlue Airways Corp.* . . . . . . . . . . . . . . . . . . .       1,025      22,601
SkyWest, Inc.. . . . . . . . . . . . . . . . . . . . . . . .       1,250      21,350
                                                                        ------------
                                                                              64,778
                                                                        ------------

COMMERCIAL SERVICES & SUPPLIES - 0.11%
Aggreko plc (United Kingdom) (Note 7). . . . . . . . . . . .      12,000      33,073
BWT AG (Austria) (Note 7). . . . . . . . . . . . . . . . . .       1,225      32,899
Quebecor World, Inc. (Canada) (Note 7) . . . . . . . . . . .       1,975      41,060
                                                                        ------------
                                                                             107,032
                                                                        ------------

CONSTRUCTION & ENGINEERING - 0.12%
Hochtief AG (Germany) (Note 7) . . . . . . . . . . . . . . .         575      15,332
Infrasource Services, Inc.*. . . . . . . . . . . . . . . . .       1,550      16,182
Insituform Technologies, Inc. - Class A* . . . . . . . . . .       1,175      23,289
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7)       2,208      59,580
                                                                        ------------
                                                                             114,383
                                                                        ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                      VALUE
PRO-BLENDSM MODERATE TERM SERIES                           SHARES    (NOTE 2)
--------------------------------------------------------  ---------  ---------
INDUSTRIALS (continued)
ELECTRICAL EQUIPMENT - 0.04%
Global Power Equipment Group, Inc.*. . . . . . . . . . .      2,675  $ 21,561
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . .      3,250    19,451
                                                                   ----------
                                                                       41,012
                                                                   ----------

INDUSTRIAL CONGLOMERATES - 0.09%
Siemens AG (Germany) (Note 7). . . . . . . . . . . . . .        875    65,461
Sonae S.A. (SGPS) (Portugal) (Note 7). . . . . . . . . .     19,025    23,357
                                                                   ----------
                                                                       88,818
                                                                   ----------

MACHINERY - 1.12%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . .     40,875   793,793
Albany International Corp. - Class A . . . . . . . . . .        900    27,018
FANUC Ltd. (Japan) (Note 7). . . . . . . . . . . . . . .        200    12,094
Gardner Denver, Inc.*. . . . . . . . . . . . . . . . . .        750    22,485
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . .      1,075    25,349
MAN AG (Germany) (Note 7). . . . . . . . . . . . . . . .        950    33,070
Tomra Systems ASA (Norway) (Note 7). . . . . . . . . . .     25,475   112,571
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . .      2,125    43,074
                                                                   ----------
                                                                    1,069,454
                                                                   ----------

ROAD & RAIL - 1.02%
Central Freight Lines, Inc.* . . . . . . . . . . . . . .      2,575    14,394
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . .     24,775   904,288
Kansas City Southern*. . . . . . . . . . . . . . . . . .      3,125    52,969
                                                                   ----------
                                                                      971,651
                                                                   ----------

TRANSPORTATION INFRASTRUCTURE - 0.02%
Brisa-Auto Estradas de Portugal S.A. (Portugal) (Note 7)      2,625    21,518
                                                                   ----------
                                                                    2,518,690
                                                                   ----------

INFORMATION TECHNOLOGY - 2.71%
COMMUNICATIONS EQUIPMENT - 0.13%
Lucent Technologies, Inc.* . . . . . . . . . . . . . . .      6,800    24,140
Nokia Oyj - ADR (Finland) (Note 7) . . . . . . . . . . .      5,225    80,570
SES Global - FDR (Luxembourg) (Note 7) . . . . . . . . .      2,100    21,753
                                                                   ----------
                                                                      126,463
                                                                   ----------

COMPUTERS & PERIPHERALS - 0.07%
Electronics for Imaging, Inc.* . . . . . . . . . . . . .        425     7,667
EMC Corp.* . . . . . . . . . . . . . . . . . . . . . . .      1,950    25,097
Stratasys, Inc.* . . . . . . . . . . . . . . . . . . . .      1,100    32,208
                                                                   ----------
                                                                       64,972
                                                                   ----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                                 VALUE
PRO-BLENDSM MODERATE TERM SERIES                                      SHARES    (NOTE 2)
-------------------------------------------------------------------  ---------  ---------
INFORMATION TECHNOLOGY (continued)
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.22%
Digital Theater Systems, Inc.*. . . . . . . . . . . . . . . . . . .      1,500  $ 25,515
Fargo Electronics*. . . . . . . . . . . . . . . . . . . . . . . . .      4,100    53,751
KEYENCE Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . . .        100    22,563
Mabuchi Motor Co. Ltd. (Japan) (Note 7) . . . . . . . . . . . . . .        200    14,872
Mettler-Toledo International, Inc.* (Switzerland) (Note 7). . . . .      1,075    51,493
OSI Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .      2,650    46,137
                                                                              ----------
                                                                                 214,331
                                                                              ----------

INTERNET SOFTWARE & SERVICES - 0.01%
Online Resources Corp.* . . . . . . . . . . . . . . . . . . . . . .      1,000     7,260
                                                                              ----------

IT SERVICES - 0.90%
The BISYS Group, Inc.*1 . . . . . . . . . . . . . . . . . . . . . .      1,325    19,345
First Data Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .     20,375   841,080
                                                                              ----------
                                                                                 860,425
                                                                              ----------

OFFICE ELECTRONICS - 0.05%
Canon, Inc. (Japan) (Note 7). . . . . . . . . . . . . . . . . . . .      1,000    49,417
                                                                              ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.16%
Brooks Automation, Inc.*. . . . . . . . . . . . . . . . . . . . . .      3,125    46,500
Cabot Microelectronics Corp.* . . . . . . . . . . . . . . . . . . .        850    30,626
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .        925    26,381
Sigma Designs, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .      2,500    19,675
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)      6,022    45,587
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . . . .     38,550   942,548
                                                                              ----------
                                                                               1,111,317
                                                                              ----------

SOFTWARE - 0.17%
Amdocs Ltd.* (Guernsey) (Note 7). . . . . . . . . . . . . . . . . .      2,975    74,821
Informatica Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .      2,350    18,354
SAP AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . . .        325    55,403
VERITAS Software Corp.* . . . . . . . . . . . . . . . . . . . . . .        400     8,752
                                                                              ----------
                                                                                 157,330
                                                                              ----------
                                                                               2,591,515
                                                                              ----------

MATERIALS - 1.11%
CHEMICALS - 0.57%
Bayer AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . .      1,050    29,877
Cabot Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        275     9,372
Degussa AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . .        225     8,704
L'Air Liquide S.A. (France) (Note 7). . . . . . . . . . . . . . . .        165    26,714
Linde AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . .        250    15,138




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                                VALUE
PRO-BLENDSM MODERATE TERM SERIES                                    SHARES     (NOTE 2)
-----------------------------------------------------------------  ---------  -----------
MATERIALS (continued)
CHEMICALS (continued)
Lonza Group AG (Switzerland) (Note 7) . . . . . . . . . . . . . .      3,550  $  173,932
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . . .      4,600     276,460
                                                                            ------------
                                                                                 540,197
                                                                            ------------

PAPER & FOREST PRODUCTS - 0.54%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) . . . . . . . . . .     15,450     520,356
                                                                            ------------
                                                                               1,060,553
                                                                            ------------

TELECOMMUNICATION SERVICES - 2.67%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.21%
D&E Communications, Inc.. . . . . . . . . . . . . . . . . . . . .      1,100      13,607
Deutsche Telekom AG* (Germany) (Note 7) . . . . . . . . . . . . .      2,225      42,796
Philippine Long Distance Telephone Co.* (Philippines) (Note 7). .      1,050      26,208
PT Telekomunikasi Indonesia - ADR (Indonesia) (Note 7). . . . . .      3,275      62,454
Telecom Italia S.p.A. (Italy) (Note 7). . . . . . . . . . . . . .     12,378      41,315
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico) (Note 7)        475      16,264
                                                                            ------------
                                                                                 202,644
                                                                            ------------

WIRELESS TELECOMMUNICATION SERVICES - 2.46%
Globe Telecom, Inc. (Philippines) (Note 7). . . . . . . . . . . .      1,425      25,948
Maxis Communications Berhad (Malaysia) (Note 7) . . . . . . . . .      8,000      18,105
NTT DoCoMo, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . . .         35      61,842
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy) (Note 7). . . . . .      5,975      35,302
Vodafone Group plc - ADR (United Kingdom) (Note 7). . . . . . . .     85,775   2,212,137
                                                                            ------------
                                                                               2,353,334
                                                                            ------------
                                                                               2,555,978
                                                                            ------------

UTILITIES - 2.40%
ELECTRIC UTILITIES - 1.40%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . . . . . .     66,575   1,218,988
E.ON AG (Germany) (Note 7). . . . . . . . . . . . . . . . . . . .        875      71,616
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) (Note 7) .      2,200      25,256
Westar Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . .      1,025      21,474
                                                                            ------------
                                                                               1,337,334
                                                                            ------------

MULTI-UTILITIES & UNREGULATED POWER - 1.00%
National Grid Transco plc (United Kingdom) (Note 7) . . . . . . .      1,975      17,183




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                            SHARES/          VALUE
PRO-BLENDSM MODERATE TERM SERIES                       PRINCIPAL AMOUNT     (NOTE 2)
-----------------------------------------------------  -----------------  ------------
UTILITIES (continued)
MULTI-UTILITIES & UNREGULATED POWER (continued)
NRG Energy, Inc.* . . . . . . . . . . . . . . . . . .             31,300  $   868,262
RWE AG (Germany) (Note 7) . . . . . . . . . . . . . .              1,175       62,360
Suez S.A. (France) (Note 7) . . . . . . . . . . . . .                550       12,886
                                                                        -------------
                                                                              960,691
                                                                        -------------
                                                                            2,298,025
                                                                        -------------

TOTAL COMMON STOCKS
(Identified Cost $47,904,213) . . . . . . . . . . . .                      52,048,995
                                                                        -------------

UNIT INVESTMENT TRUSTS - 0.25%
Nasdaq-100 Index Tracking Stock . . . . . . . . . . .              4,075      150,204
Standard & Poor's Depositary Receipts Trust Series 1.                775       87,730
                                                                        -------------

TOTAL UNIT INVESTMENT TRUSTS
(Identified Cost $227,643). . . . . . . . . . . . . .                         237,934
                                                                        -------------

U.S. TREASURY SECURITIES - 35.21%
U.S. TREASURY BONDS - 14.06%
U.S. Treasury Bond, 7.25%, 8/15/2022. . . . . . . . .  $         390,000      507,457
U.S. Treasury Bond, 6.25%, 8/15/2023. . . . . . . . .             10,000       11,813
U.S. Treasury Bond, 7.50%, 11/15/2024 . . . . . . . .          1,480,000    1,995,977
U.S. Treasury Bond, 5.50%, 8/15/2028. . . . . . . . .         10,055,000   10,950,518
                                                                        -------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $12,275,555) . . . . . . . . . . . .                      13,465,765
                                                                        -------------

U.S. TREASURY NOTES - 21.15%
U.S. Treasury Note, 5.875%, 11/15/2004. . . . . . . .             10,000       10,017
U.S. Treasury Note, 1.625%, 4/30/2005 . . . . . . . .          4,320,000    4,309,874
U.S. Treasury Note, 6.50%, 5/15/2005. . . . . . . . .            355,000      363,237
U.S. Treasury Note, 1.625%, 9/30/2005 . . . . . . . .          4,000,000    3,979,220
U.S. Treasury Note, 5.75%, 11/15/2005 . . . . . . . .          3,435,000    3,557,774
U.S. Treasury Note, 5.875%, 11/15/2005. . . . . . . .              5,000        5,185
U.S. Treasury Note, 1.875%, 12/31/2005. . . . . . . .          3,500,000    3,483,732
U.S. Treasury Note, 5.625%, 5/15/2008 . . . . . . . .              5,000        5,445
U.S. Treasury Note, 3.25%, 8/15/2008. . . . . . . . .          4,500,000    4,535,509
                                                                        -------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $20,164,257) . . . . . . . . . . . .                      20,249,993
                                                                        -------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $32,439,812) . . . . . . . . . . . .                      33,715,758
                                                                        -------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                           PRINCIPAL AMOUNT/      VALUE
PRO-BLENDSM MODERATE TERM SERIES                                SHARES          (NOTE 2)
--------------------------------------------------------  -------------------  -----------
U.S. GOVERNMENT AGENCIES - 0.09%
MORTGAGE BACKED SECURITIES - 0.00%**
GNMA, Pool #286310, 9.00%, 2/15/2020 . . . . . . . . . .  $            3,218   $    3,555
GNMA, Pool #288873, 9.50%, 8/15/2020 . . . . . . . . . .                 344          390
                                                                            -------------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $3,714) . . . . . . . . . . . . . . . .                            3,945
                                                                            -------------

OTHER AGENCIES - 0.09%
Fannie Mae, 5.50%, 2/15/2006 . . . . . . . . . . . . . .               5,000        5,187
Fannie Mae, 4.25%, 7/15/2007 . . . . . . . . . . . . . .               5,000        5,162
Fannie Mae, 5.75%, 2/15/2008 . . . . . . . . . . . . . .              55,000       59,362
Fannie Mae, 5.25%, 1/15/2009 . . . . . . . . . . . . . .               5,000        5,344
Fannie Mae, 6.375%, 6/15/2009. . . . . . . . . . . . . .              10,000       11,177
                                                                            -------------

TOTAL OTHER AGENCIES
(Identified Cost $83,001). . . . . . . . . . . . . . . .                           86,232
                                                                            -------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $86,715). . . . . . . . . . . . . . . .                           90,177
                                                                            -------------

SHORT-TERM INVESTMENTS - 13.71%
Dreyfus Treasury Cash Management - Institutional Shares.           5,138,115    5,138,115
Fannie Mae Discount Note, 11/23/2004 . . . . . . . . . .  $        6,000,000    5,993,547
Federal Home Loan Bank Discount Note, 12/6/2004. . . . .           2,000,000    1,996,539
                                                                            -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,128,201). . . . . . . . . . . . . .                       13,128,201
                                                                            -------------

TOTAL INVESTMENTS - 103.62%
(Identified Cost $93,786,584). . . . . . . . . . . . . .                       99,221,065

LIABILITIES, LESS OTHER ASSETS - (3.62%) . . . . . . . .                       (3,465,311)
                                                                            -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                    $  95,755,754
                                                                            =============




*Non-income  producing  security
**Less  than  0.01%
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
ADR  -  American  Depository  Receipt
FDR  -  Fiduciary  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Pro-BlendSM  Moderate  Term  Series

October  31,  2004




ASSETS:
Investments, at value (identified cost $93,786,584) (Note 2) .  $ 99,221,065
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,520,000
Receivable for securities sold . . . . . . . . . . . . . . . .     2,070,178
Interest receivable. . . . . . . . . . . . . . . . . . . . . .       390,375
Dividends receivable . . . . . . . . . . . . . . . . . . . . .        23,561
Foreign tax reclaims receivable. . . . . . . . . . . . . . . .        10,856
Receivable for fund shares sold. . . . . . . . . . . . . . . .         7,409
                                                                ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .   105,243,444
                                                                ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . .        76,715
Accrued fund accounting and transfer agent fees (Note 3) . . .        13,581
Payable for fund shares repurchased. . . . . . . . . . . . . .     9,076,203
Payable for securities purchased . . . . . . . . . . . . . . .       281,817
Audit fees payable . . . . . . . . . . . . . . . . . . . . . .        29,324
Other payables and accrued expenses. . . . . . . . . . . . . .        10,050
                                                                ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . .     9,487,690
                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $ 95,755,754
                                                                ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . .  $     81,098
Additional paid-in-capital . . . . . . . . . . . . . . . . . .    88,187,662
Undistributed net investment income. . . . . . . . . . . . . .       504,809
Accumulated net realized gain on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . .     1,546,728
Net unrealized appreciation on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . .     5,435,457
                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .  $ 95,755,754
                                                                ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($95,755,754/8,109,768 shares) . . .  $      11.81
                                                                ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Pro-BlendSM  Moderate  Term  Series

For  the  Year  Ended  October  31,  2004




INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . .  $1,410,039
Dividends (net of foreign tax withheld, $16,282) .     444,738
                                                    -----------

Total Investment Income. . . . . . . . . . . . . .   1,854,777
                                                    -----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . .     844,124
Fund accounting and transfer agent fees (Note 3) .     133,748
Directors' fees (Note 3) . . . . . . . . . . . . .       8,137
Custodian fees . . . . . . . . . . . . . . . . . .      24,701
Miscellaneous. . . . . . . . . . . . . . . . . . .      70,593
                                                    -----------

Total Expenses . . . . . . . . . . . . . . . . . .   1,081,303
Less reduction of expenses (Note 3). . . . . . . .     (67,567)
                                                    -----------

Net Expenses . . . . . . . . . . . . . . . . . . .   1,013,736
                                                    -----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . .     841,041
                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . .   1,610,233
Foreign currency and other assets and liabilities.       1,082
                                                    -----------

                                                     1,611,315
                                                    -----------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . .   4,026,429
Foreign currency and other assets and liabilities.         359
                                                    -----------

                                                     4,026,788
                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . .   5,638,103
                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . .  $6,479,144
                                                    ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Pro-BlendSM  Moderate  Term  Series




                                                         FOR THE       FOR THE
                                                        YEAR ENDED    YEAR ENDED
                                                         10/31/04      10/31/03
                                                       ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . .  $   841,041   $   589,107
Net realized gain on investments. . . . . . . . . . .    1,611,315     1,500,106
Net change in unrealized appreciation on investments.    4,026,788     4,115,142
                                                       ------------  ------------

Net increase from operations. . . . . . . . . . . . .    6,479,144     6,204,355
                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income. . . . . . . . . . . . . .     (654,858)     (775,445)
From net realized gain on investments . . . . . . . .     (704,843)            -
                                                       ------------  ------------

Total distributions to shareholders . . . . . . . . .   (1,359,701)     (775,445)
                                                       ------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)   21,242,966    16,293,921
                                                       ------------  ------------

Net increase in net assets. . . . . . . . . . . . . .   26,362,409    21,722,831

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .   69,393,345    47,670,514
                                                       ------------  ------------

END OF YEAR (including undistributed net investment
income of $504,809 and $317,544, respectively). . . .  $95,755,754   $69,393,345
                                                       ============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Pro-BlendSM  Moderate  Term  Series




                                                                                   FOR THE YEARS ENDED
                                                          10/31/04          10/31/03    10/31/02    10/31/01    10/31/00

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR. . . . . . . .  $              11.07   $   10.05   $   11.06   $   12.18   $   11.07
                                                    ---------------------  ----------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .                  0.11        0.10        0.18        0.31        0.41
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .                  0.85        1.08       (0.50)       0.11        1.30
                                                    ---------------------  ----------  ----------  ----------  ----------

Total from investment operations . . . . . . . . .                  0.96        1.18       (0.32)       0.42        1.71
                                                    ---------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .                 (0.10)      (0.16)      (0.26)      (0.38)      (0.35)
From net realized gain on investments. . . . . . .                 (0.12)          -       (0.43)      (1.16)      (0.25)
                                                    ---------------------  ----------  ----------  ----------  ----------

Total distributions to shareholders. . . . . . . .                 (0.22)      (0.16)      (0.69)      (1.54)      (0.60)
                                                    ---------------------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR. . . . . . . . . . .  $              11.81   $   11.07   $   10.05   $   11.06   $   12.18
                                                    =====================  ==========  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . . . . .                  8.76%      11.87%     (3.32%)       3.59%      16.12%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .                  1.20%       1.20%       1.20%       1.20%       1.20%
Net investment income. . . . . . . . . . . . . . .                  1.00%       1.05%       1.80%       2.68%       2.84%

Portfolio turnover . . . . . . . . . . . . . . . .                    42%         60%         67%         77%         47%

NET ASSETS - END OF YEAR (000's omitted) . . . . .  $             95,756   $  69,393   $  47,671   $  19,067   $  18,040
                                                    =====================  ==========  ==========  ==========  ==========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.08%  0.13%  0.23%  0.55%  0.21%




1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  -  Pro-BlendSM  Extended  Term  Series  (unaudited)




                                                                       Average Annual Total Returns
                                                                           As of October 31, 2004
                                                       ---------------------------------------------------------
                                                                                                                   Growth of
                                                                    One               Five    Ten       Since      a $10, 000
                                                                   Year               Year    Year   Inception1   Investment*
                                                       -----------------------------  -----  ------  -----------  ------------
Exeter Fund, Inc. - Pro-BlendSM Extended Term Series2                         11.52%  7.89%  10.89%       10.11%  $     28,984

Lehman Brothers U.S. Government/Credit Bond Index3. .                          5.57%  7.87%   7.86%        6.66%  $     20,328

50%/50% Blended Index3. . . . . . . . . . . . . . . .                          7.54%  3.14%   9.79%        8.82%  $     25,344




*The value of a $10,000 investment in the Exeter Fund, Inc. - Pro-BlendSM Extended Term Series from its inception1 (10/12/93) to present (10/31/04) as compared to the Lehman Brothers U.S. Government/Credit Bond Index and a 50%/50% Blended Index.


<graphic>
<line  chart>




                            Exeter Fund, Inc.                  Lehman Brothers          50%/50% Blended
Date               Pro-BlendSM Extended Term Series  U.S. Government/Credit Bond Index       Index
-----------------  --------------------------------  ---------------------------------  ---------------
10/12/93                                    $10,000                            $10,000          $10,000
12/31/93                                      9,982                              9,930            9,978
12/31/94                                     10,333                              9,582            9,872
12/31/95                                     13,707                             11,426           12,650
10/31/96                                     15,078                             11,675           13,822
10/31/97                                     18,047                             12,704           16,615
10/31/98                                     17,947                             14,009           19,392
10/31/99                                     19,824                             13,916           21,716
10/31/00                                     23,557                             14,908           23,213
10/31/01                                     23,881                             17,192           21,739
10/31/02                                     22,511                             18,136           20,737
10/31/03                                     25,990                             19,256           23,566
10/31/04                                     28,984                             20,328           25,344




1Performance numbers for the Series are calculated from October 12, 1993, the Series' inception date. The Lehman Brothers U.S. Government/Credit Bond Index only publishes month-end numbers; therefore, performance numbers for the Indices are calculated from October 31, 1993.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may notbe indicative of future results. 3The Lehman Brothers U.S. Government/Credit Bond Index is a market value weighted measure of over 3,000 investment grade corporate, government and mortgage backed securities with maturities greater than one year. The 50%/50% Blended Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers U.S. Government/Credit Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Shareholder  Expense  Example  -  Pro-BlendSM  Extended  Term Series (unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including potential wire charges and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 5/1/04         10/31/04     5/1/04-10/31/04
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $     1,040.30  $           6.00
Hypothetical
(5% return before expenses)  $     1,000.00  $     1,019.25  $           5.94



*Expenses are equal to the Series' annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Series' total return would have been lower had certain expenses not been waived during the period. Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights.

Portfolio  Composition  -  Pro-BlendSM  Extended  Term  Series  (unaudited)

As  of  October  31,  2004


<graphic>
<pie  chart>


Asset  Allocation*



Cash, short-term investments, and other assets, less liabilities   1.52%
Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  66.59%
U.S. Government Agencies . . . . . . . . . . . . . . . . . . . .   0.07%
U.S. Treasury Bonds1 . . . . . . . . . . . . . . . . . . . . . .  13.98%
U.S. Treasury Notes2 . . . . . . . . . . . . . . . . . . . . . .  17.52%
Unit Investment Trusts . . . . . . . . . . . . . . . . . . . . .   0.32%




*As  a  percentage  of  net  assets.
1A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
2A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.


Stock  Sector  Allocation*



Consumer Discretionary . .  11.46%
Consumer Staples . . . . .   9.01%
Energy . . . . . . . . . .  10.52%
Financials . . . . . . . .   7.02%
Health Care. . . . . . . .  13.71%
Industrials. . . . . . . .   3.38%
Information Technology . .   3.26%
Materials. . . . . . . . .   2.22%
Telecommunication Services   3.24%
Utilities. . . . . . . . .   2.91%




*As  a  percentage  of  total  investments.


Top  Ten  Stock  Holdings*



Schering-Plough Corp. . . . . . . . . . .  3.97%
Novartis AG - ADR (Switzerland) . . . . .  3.56%
Unilever plc - ADR (United Kingdom) . . .  3.55%
Schlumberger Ltd. . . . . . . . . . . . .  2.88%
Vodafone Group plc - ADR (United Kingdom)  2.71%
WebMD Corp. . . . . . . . . . . . . . . .  2.51%
Time Warner, Inc. . . . . . . . . . . . .  2.33%
Nestle S.A. (Switzerland) . . . . . . . .  2.33%
Baker Hughes, Inc.. . . . . . . . . . . .  1.72%
Allegheny Energy, Inc.. . . . . . . . . .  1.51%




*As  a  percentage  of  total  investments.

Investment  Portfolio  -  October  31,  2004




                                                                                             VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                                 SHARES     (NOTE 2)
------------------------------------------------------------------------------  ---------  -----------

COMMON STOCKS - 66.59%
CONSUMER DISCRETIONARY - 11.44%
AUTOMOBILES - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7) . . . . . . . . . . . . .      1,200  $   51,011
                                                                                         ------------

HOTELS, RESTAURANTS & LEISURE - 1.22%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     63,575   3,214,352
International Speedway Corp. - Class A . . . . . . . . . . . . . . . . . . . .      1,350      63,504
Shangri-La Asia Ltd. (Hong Kong) (Note 7). . . . . . . . . . . . . . . . . . .     63,000      72,441
                                                                                         ------------
                                                                                            3,350,297
                                                                                         ------------

HOUSEHOLD DURABLES - 0.17%
Corporacion GEO S.A. de C.V. - Series B* (Mexico) (Note 7) . . . . . . . . . .     49,750      77,586
Hunter Douglas N.V. (Netherlands) (Note 7) . . . . . . . . . . . . . . . . . .        950      45,073
Interface, Inc. - Class A* . . . . . . . . . . . . . . . . . . . . . . . . . .      7,850      68,216
Sony Corp. - ADR (Japan) (Note 7). . . . . . . . . . . . . . . . . . . . . . .      7,625     265,731
                                                                                         ------------
                                                                                              456,606
                                                                                         ------------

INTERNET & CATALOG RETAIL - 0.03%
IAC/InterActiveCorp* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,650      78,913
                                                                                         ------------

LEISURE EQUIPMENT & PRODUCTS - 0.10%
Callaway Golf Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,275      23,728
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,000      88,450
K2, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,175      35,278
Sega Sammy Holdings, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . . . . .      2,550     118,543
                                                                                         ------------
                                                                                              265,999
                                                                                         ------------

MEDIA - 5.99%
Acme Communications, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .     20,450     115,951
Belo Corp. -  Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,525      81,956
Cablevision Systems New York Group - Class A*. . . . . . . . . . . . . . . . .    142,275   2,928,020
The E.W. Scripps Co. - Class A . . . . . . . . . . . . . . . . . . . . . . . .     56,425   2,692,601
Harris Interactive, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . .     18,550     126,140
Hearst-Argyle Television, Inc. - Class A . . . . . . . . . . . . . . . . . . .      2,250      58,635
Impresa S.A. (SGPS)* (Portugal) (Note 7) . . . . . . . . . . . . . . . . . . .     19,400     113,133
Insight Communications Co., Inc. - Class A*. . . . . . . . . . . . . . . . . .     11,425      96,656
Media Capital S.A. (SGPS)* (Portugal) (Note 7) . . . . . . . . . . . . . . . .     20,250     137,512
The News Corp. Ltd. - ADR (now known as News Corp., Inc.) (Australia) (Note 7)      9,925     312,042
Pearson plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . . . . . . .    244,550   2,687,017
PT Multimedia S.A. (SGPS) (Portugal) (Note 7). . . . . . . . . . . . . . . . .      4,325     101,107
Reed Elsevier plc - ADR (United Kingdom) (Note 7). . . . . . . . . . . . . . .      7,025     252,900
Scholastic Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,750      83,380




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                              VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                  SHARES     (NOTE 2)
--------------------------------------------------------------  ----------  -----------
CONSUMER DISCRETIONARY (continued)
MEDIA (continued)
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . . . . .     385,425  $6,413,472
VNU N.V. (Netherlands) (Note 7). . . . . . . . . . . . . . . .       8,019     219,562
Wolters Kluwer N.V. (Netherlands) (Note 7) . . . . . . . . . .       4,825      88,176
                                                                          ------------
                                                                            16,508,260
                                                                          ------------

MULTILINE RETAIL - 0.03%
Don Quijote Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . .       1,100      66,103
KarstadtQuelle AG (Germany) (Note 7) . . . . . . . . . . . . .       2,625      30,012
                                                                          ------------
                                                                                96,115
                                                                          ------------

SPECIALTY RETAIL - 3.82%
Courts Mammoth Berhad (Malaysia) (Note 7). . . . . . . . . . .      63,700      26,151
Douglas Holding AG (Germany) (Note 7). . . . . . . . . . . . .       9,150     282,007
Foot Locker, Inc.. . . . . . . . . . . . . . . . . . . . . . .       2,800      68,320
KOMERI Co. Ltd. (Japan) (Note 7) . . . . . . . . . . . . . . .       2,400      57,259
Office Depot, Inc.*. . . . . . . . . . . . . . . . . . . . . .     191,025   3,092,695
Staples, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .      98,550   2,930,877
Weight Watchers International, Inc.* . . . . . . . . . . . . .     113,625   4,081,410
                                                                          ------------
                                                                            10,538,719
                                                                          ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.06%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7). . .       1,925     132,198
Wolverine World Wide, Inc. . . . . . . . . . . . . . . . . . .       1,525      46,421
                                                                          ------------
                                                                               178,619
                                                                          ------------
                                                                            31,524,539
                                                                          ------------

CONSUMER STAPLES - 8.99%
BEVERAGES - 0.16%
Allied Domecq plc (United Kingdom) (Note 7). . . . . . . . . .       8,175      72,813
Diageo plc (United Kingdom) (Note 7) . . . . . . . . . . . . .       5,050      67,596
Grupo Modelo S.A. de C.V. - Series C (Mexico) (Note 7) . . . .      25,100      64,327
InBev (Belgium) (Note 7) . . . . . . . . . . . . . . . . . . .       4,750     169,176
Scottish & Newcastle plc (United Kingdom) (Note 7) . . . . . .       8,675      64,276
                                                                          ------------
                                                                               438,188
                                                                          ------------

FOOD & STAPLES RETAILING - 1.31%
Carrefour S.A. (France) (Note 7) . . . . . . . . . . . . . . .      71,900   3,156,630
Metro AG (Germany) (Note 7). . . . . . . . . . . . . . . . . .       1,550      74,036
Organizacion Soriana S.A. de C.V. - Series B (Mexico) (Note 7)      53,100     170,268
Pathmark Stores, Inc.* . . . . . . . . . . . . . . . . . . . .      13,825      59,586




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                               VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                   SHARES     (NOTE 2)
---------------------------------------------------------------  ----------  -----------
CONSUMER STAPLES (continued)
FOOD & STAPLES RETAILING (continued)
Tesco plc (United Kingdom) (Note 7) . . . . . . . . . . . . . .      14,600  $   76,990
William Morrison Supermarkets plc (United Kingdom) (Note 7) . .      16,300      67,836
                                                                           ------------
                                                                              3,605,346
                                                                           ------------

FOOD PRODUCTS - 6.05%
Associated British Foods plc (United Kingdom) (Note 7). . . . .       5,850      74,704
Cadbury Schweppes plc (United Kingdom) (Note 7) . . . . . . . .      23,650     196,631
Groupe Danone (France) (Note 7) . . . . . . . . . . . . . . . .         950      79,698
Hain Celestial Group, Inc.* . . . . . . . . . . . . . . . . . .       4,425      71,597
Nestle S.A. (Switzerland) (Note 7). . . . . . . . . . . . . . .      27,000   6,405,151
Smithfield Foods, Inc.* . . . . . . . . . . . . . . . . . . . .       3,700      89,651
Unilever plc - ADR (United Kingdom) (Note 7). . . . . . . . . .     286,424   9,764,194
                                                                           ------------
                                                                             16,681,626
                                                                           ------------

HOUSEHOLD PRODUCTS - 0.24%
Henkel KgaA (Germany) (Note 7). . . . . . . . . . . . . . . . .       1,650     124,180
Kao Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . . .       3,000      69,306
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7) .      20,400     305,219
Rayovac Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .       3,525      87,808
Reckitt Benckiser plc (United Kingdom) (Note 7) . . . . . . . .       2,475      67,940
                                                                           ------------
                                                                                654,453
                                                                           ------------

PERSONAL PRODUCTS - 1.23%
Clarins S.A. (France) (Note 7). . . . . . . . . . . . . . . . .       6,353     361,532
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . .      66,250   2,845,438
Shiseido Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . . . .      15,000     196,013
                                                                           ------------
                                                                              3,402,983
                                                                           ------------
                                                                             24,782,596
                                                                           ------------

ENERGY - 10.50%
ENERGY EQUIPMENT & SERVICES - 8.76%
Atwood Oceanics, Inc.*. . . . . . . . . . . . . . . . . . . . .       4,400     210,980
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . .     110,675   4,740,210
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7)       1,775     111,001
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . .      30,975   1,497,641
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . .       6,075     173,441
National-Oilwell, Inc.* . . . . . . . . . . . . . . . . . . . .       5,050     170,236
Newpark Resources, Inc.*. . . . . . . . . . . . . . . . . . . .      20,675     112,265
Precision Drilling Corp.* (Canada) (Note 7) . . . . . . . . . .       4,475     275,928
Pride International, Inc.*. . . . . . . . . . . . . . . . . . .      12,075     223,146




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                                  VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                      SHARES     (NOTE 2)
------------------------------------------------------------------  ----------  -----------
ENERGY (continued)
ENERGY EQUIPMENT & SERVICES (continued)
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . . . . . . .     126,025  $7,932,014
Smedvig ASA - Class A (Norway) (Note 7). . . . . . . . . . . . . .      24,075     300,980
Transocean, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .      79,250   2,793,563
Varco International, Inc.* . . . . . . . . . . . . . . . . . . . .      99,425   2,752,084
Weatherford International Ltd.*. . . . . . . . . . . . . . . . . .      54,325   2,839,025
                                                                              ------------
                                                                                24,132,514
                                                                              ------------

OIL & GAS - 1.74%
Amerada Hess Corp. . . . . . . . . . . . . . . . . . . . . . . . .      46,175   3,726,784
BP plc (United Kingdom) (Note 7) . . . . . . . . . . . . . . . . .       7,600      73,661
Eni S.p.A. (Italy) (Note 7). . . . . . . . . . . . . . . . . . . .      13,075     297,634
Forest Oil Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .       5,100     155,550
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7) . . .       5,850     190,710
Shell Transport & Trading Co. plc (United Kingdom) (Note 7). . . .       9,325      73,461
Total S.A. (France) (Note 7) . . . . . . . . . . . . . . . . . . .       1,350     281,412
                                                                              ------------
                                                                                 4,799,212
                                                                              ------------
                                                                                28,931,726
                                                                              ------------

FINANCIALS - 7.01%
CAPITAL MARKETS - 2.19%
The Bank of New York Co., Inc. . . . . . . . . . . . . . . . . . .      91,175   2,959,540
Deutsche Bank AG (Germany) (Note 7). . . . . . . . . . . . . . . .       2,175     166,334
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . . . . .      80,375   2,892,696
                                                                              ------------
                                                                                 6,018,570
                                                                              ------------

COMMERCIAL BANKS - 3.44%
Banca Intesa S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . .      30,335     124,529
Banca Monte dei Paschi di Siena S.p.A. (Italy) (Note 7). . . . . .      10,950      32,768
Banco BPI S.A. (Portugal) (Note 7) . . . . . . . . . . . . . . . .      22,825      89,029
Banco Espirito Santo S.A. (BES) (Portugal) (Note 7). . . . . . . .       4,050      69,455
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany) (Note 7)       4,950      97,234
BNP Paribas S.A. (France) (Note 7) . . . . . . . . . . . . . . . .       1,550     105,752
Commerzbank AG* (Germany) (Note 7) . . . . . . . . . . . . . . . .       4,025      73,865
Hong Leong Bank Berhad (Malaysia) (Note 7) . . . . . . . . . . . .      36,300      50,151
Metropolitan Bank & Trust Co. (Philippines) (Note 7) . . . . . . .     315,000     156,689
PNC Financial Services Group . . . . . . . . . . . . . . . . . . .      51,675   2,702,602
SanPaolo IMI S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . .       3,025      38,453




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                              VALUE
PRO-BLENDSM EXTENDED TERM SERIES                  SHARES     (NOTE 2)
----------------------------------------------  ----------  -----------
FINANCIALS (continued)
COMMERCIAL BANKS (continued)
Societe Generale (France) (Note 7) . . . . . .         675  $   62,757
U.S. Bancorp . . . . . . . . . . . . . . . . .      98,750   2,825,238
UniCredito Italiano S.p.A. (Italy) (Note 7). .      29,175     157,078
Wachovia Corp. . . . . . . . . . . . . . . . .      58,925   2,899,699
                                                          ------------
                                                             9,485,299
                                                          ------------

CONSUMER FINANCE - 0.04%
MoneyGram International, Inc.. . . . . . . . .       2,925      54,405
Takefuji Corp. (Japan) (Note 7). . . . . . . .         950      60,141
                                                          ------------
                                                               114,546
                                                          ------------

DIVERSIFIED FINANCIAL SERVICES - 1.09%
ING Groep N.V. (Netherlands) (Note 7). . . . .       3,650      96,857
Principal Financial Group, Inc.. . . . . . . .      77,150   2,913,184
                                                          ------------
                                                             3,010,041
                                                          ------------

INSURANCE - 0.16%
Allianz AG (Germany) (Note 7). . . . . . . . .         750      80,040
Assicurazioni Generali S.p.A. (Italy) (Note 7)       5,100     151,771
Axa (France) (Note 7). . . . . . . . . . . . .       6,550     141,311
Muenchener Rueckver AG (Germany) (Note 7). . .         625      61,385
                                                          ------------
                                                               434,507
                                                          ------------

REAL ESTATE - 0.06%
SM Prime Holdings, Inc. (Philippines) (Note 7)   1,283,025     170,948
                                                          ------------

THRIFTS & MORTGAGE FINANCE - 0.03%
Flagstar Bancorp, Inc. . . . . . . . . . . . .       3,975      83,038
                                                          ------------
                                                            19,316,949
                                                          ------------

HEALTH CARE - 13.68%
BIOTECHNOLOGY - 0.56%
BioMarin Pharmaceutical, Inc.* . . . . . . . .      54,500     225,085
Chiron Corp.*. . . . . . . . . . . . . . . . .      11,450     371,209
Diversa Corp.* . . . . . . . . . . . . . . . .      31,075     267,867
Enzon Pharmaceuticals, Inc.* . . . . . . . . .      10,450     168,976
Transkaryotic Therapies, Inc.* . . . . . . . .      28,900     500,259
                                                          ------------
                                                             1,533,396
                                                          ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.76%
Advanced Neuromodulation Systems, Inc.*. . . .      18,075     575,327
Conceptus, Inc.* . . . . . . . . . . . . . . .      29,575     253,310
Millipore Corp.* . . . . . . . . . . . . . . .      70,975   3,264,140
Thermo Electron Corp.* . . . . . . . . . . . .       4,450     129,050
Varian, Inc.*. . . . . . . . . . . . . . . . .      11,150     406,752
Viasys Healthcare, Inc.* . . . . . . . . . . .      12,850     219,607
                                                          ------------
                                                             4,848,186
                                                          ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                          VALUE
PRO-BLENDSM EXTENDED TERM SERIES                             SHARES      (NOTE 2)
---------------------------------------------------------  ----------  ------------
HEALTH CARE (continued)
HEALTH CARE PROVIDERS & SERVICES - 3.37%
Allscripts Healthcare Solutions, Inc.*. . . . . . . . . .      58,875  $   547,243
American Healthways, Inc.*. . . . . . . . . . . . . . . .      19,475      587,756
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . .       3,475      191,264
Express Scripts, Inc.*. . . . . . . . . . . . . . . . . .       4,975      318,400
HCA, Inc. . . . . . . . . . . . . . . . . . . . . . . . .       5,250      192,833
McKesson Corp.. . . . . . . . . . . . . . . . . . . . . .       6,525      173,957
Omnicell, Inc.* . . . . . . . . . . . . . . . . . . . . .      17,675      182,494
Triad Hospitals, Inc.*. . . . . . . . . . . . . . . . . .       6,250      206,437
WebMD Corp.*. . . . . . . . . . . . . . . . . . . . . . .     911,625    6,891,885
                                                                     -------------
                                                                         9,292,269
                                                                     -------------

PHARMACEUTICALS - 7.99%
AstraZeneca plc (United Kingdom) (Note 7) . . . . . . . .       1,450       59,465
GlaxoSmithKline plc (United Kingdom) (Note 7) . . . . . .       3,200       67,440
Novartis AG - ADR (Switzerland) (Note 7). . . . . . . . .     203,850    9,786,839
Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . .       8,450      244,627
Sanofi-Aventis (France) (Note 7). . . . . . . . . . . . .       1,250       91,598
Schering AG (Germany) (Note 7). . . . . . . . . . . . . .      10,750      691,508
Schering-Plough Corp. . . . . . . . . . . . . . . . . . .     603,300   10,925,763
Shire Pharmaceuticals Group plc (United Kingdom) (Note 7)       7,425       70,771
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7) . . . . .       1,700       82,241
                                                                     -------------
                                                                        22,020,252
                                                                     -------------
                                                                        37,694,103
                                                                     -------------

INDUSTRIALS - 3.37%
AEROSPACE & DEFENSE - 0.06%
SNECMA* (France) (Note 7) . . . . . . . . . . . . . . . .       7,950      169,787
                                                                     -------------

AIRLINES - 0.09%
Deutsche Lufthansa AG* (Germany) (Note 7) . . . . . . . .       6,475       85,621
JetBlue Airways Corp.*. . . . . . . . . . . . . . . . . .       3,875       85,444
SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . .       3,725       63,623
                                                                     -------------
                                                                           234,688
                                                                     -------------

COMMERCIAL SERVICES & SUPPLIES - 0.17%
Aggreko plc (United Kingdom) (Note 7) . . . . . . . . . .      51,875      142,972
BWT AG (Austria) (Note 7) . . . . . . . . . . . . . . . .       5,268      141,477
Quebecor World, Inc. (Canada) (Note 7). . . . . . . . . .       9,100      189,189
                                                                     -------------
                                                                           473,638
                                                                     -------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                           VALUE
PRO-BLENDSM EXTENDED TERM SERIES                               SHARES     (NOTE 2)
------------------------------------------------------------  ---------  -----------
INDUSTRIALS (continued)
CONSTRUCTION & ENGINEERING - 0.18%
Hochtief AG (Germany) (Note 7) . . . . . . . . . . . . . . .      2,625  $   69,993
Infrasource Services, Inc.*. . . . . . . . . . . . . . . . .      6,225      64,989
Insituform Technologies, Inc. - Class A* . . . . . . . . . .      4,825      95,631
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7)      9,728     262,499
                                                                       ------------
                                                                            493,112
                                                                       ------------

ELECTRICAL EQUIPMENT - 0.06%
Global Power Equipment Group, Inc.*. . . . . . . . . . . . .     10,725      86,443
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . . .     12,925      77,356
                                                                       ------------
                                                                            163,799
                                                                       ------------

INDUSTRIAL CONGLOMERATES - 0.13%
Siemens AG (Germany) (Note 7). . . . . . . . . . . . . . . .      3,325     248,753
Sonae S.A. (SGPS) (Portugal) (Note 7). . . . . . . . . . . .     77,250      94,840
                                                                       ------------
                                                                            343,593
                                                                       ------------

MACHINERY - 1.42%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .    143,075   2,778,516
Albany International Corp. - Class A . . . . . . . . . . . .      3,800     114,076
FANUC Ltd. (Japan) (Note 7). . . . . . . . . . . . . . . . .      1,000      60,471
Gardner Denver, Inc.*. . . . . . . . . . . . . . . . . . . .      2,850      85,443
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . . . .      4,375     103,163
MAN AG (Germany) (Note 7). . . . . . . . . . . . . . . . . .      3,875     134,890
Tomra Systems ASA (Norway) (Note 7). . . . . . . . . . . . .    108,200     478,121
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . .      8,175     165,707
                                                                       ------------
                                                                          3,920,387
                                                                       ------------

ROAD & RAIL - 1.23%
Central Freight Lines, Inc.* . . . . . . . . . . . . . . . .     10,350      57,856
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .     85,950   3,137,175
Kansas City Southern*. . . . . . . . . . . . . . . . . . . .     11,925     202,129
                                                                       ------------
                                                                          3,397,160
                                                                       ------------

TRANSPORTATION INFRASTRUCTURE - 0.03%
Brisa-Auto Estradas de Portugal S.A. (Portugal) (Note 7) . .     10,975      89,967
                                                                       ------------
                                                                          9,286,131
                                                                       ------------

INFORMATION TECHNOLOGY - 3.25%
COMMUNICATIONS EQUIPMENT - 0.19%
Lucent Technologies, Inc.* . . . . . . . . . . . . . . . . .     25,650      91,058
Nokia Oyj - ADR (Finland) (Note 7) . . . . . . . . . . . . .     21,875     337,312
SES Global - FDR (Luxembourg) (Note 7) . . . . . . . . . . .      7,950      82,352
                                                                       ------------
                                                                            510,722
                                                                       ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                                  VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                      SHARES     (NOTE 2)
-------------------------------------------------------------------  ---------  -----------
INFORMATION TECHNOLOGY (continued)
COMPUTERS & PERIPHERALS - 0.05%
Electronics for Imaging, Inc.*. . . . . . . . . . . . . . . . . . .      1,550  $   27,962
EMC Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7,400      95,238
Stratasys, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . .        225       6,588
                                                                              ------------
                                                                                   129,788
                                                                              ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.24%
Digital Theater Systems, Inc.*. . . . . . . . . . . . . . . . . . .      5,825      99,083
Fargo Electronics*. . . . . . . . . . . . . . . . . . . . . . . . .      6,625      86,854
KEYENCE Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . . .        300      67,690
Mabuchi Motor Co. Ltd. (Japan) (Note 7) . . . . . . . . . . . . . .        800      59,489
Mettler-Toledo International, Inc.* (Switzerland) (Note 7). . . . .      3,900     186,810
OSI Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .      9,950     173,229
                                                                              ------------
                                                                                   673,155
                                                                              ------------

INTERNET SOFTWARE & SERVICES - 0.01%
Online Resources Corp.* . . . . . . . . . . . . . . . . . . . . . .      3,775      27,406
                                                                              ------------

IT SERVICES - 1.03%
The BISYS Group, Inc.*1 . . . . . . . . . . . . . . . . . . . . . .      5,350      78,110
First Data Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .     66,800   2,757,504
                                                                              ------------
                                                                                 2,835,614
                                                                              ------------

OFFICE ELECTRONICS - 0.02%
Canon, Inc. (Japan) (Note 7). . . . . . . . . . . . . . . . . . . .      1,000      49,417
                                                                              ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.49%
Brooks Automation, Inc.*. . . . . . . . . . . . . . . . . . . . . .     12,900     191,952
Cabot Microelectronics Corp.* . . . . . . . . . . . . . . . . . . .      3,350     120,700
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,900     111,228
Sigma Designs, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .     10,100      79,487
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)     24,661     186,684
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . . . .    140,225   3,428,501
                                                                              ------------
                                                                                 4,118,552
                                                                              ------------

SOFTWARE - 0.22%
Amdocs Ltd.* (Guernsey) (Note 7). . . . . . . . . . . . . . . . . .     12,225     307,459
Informatica Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .      8,825      68,923
SAP AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . . .      1,225     208,827
VERITAS Software Corp.* . . . . . . . . . . . . . . . . . . . . . .      1,525      33,367
                                                                              ------------
                                                                                   618,576
                                                                              ------------
                                                                                 8,963,230
                                                                              ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                                VALUE
PRO-BLENDSM EXTENDED TERM SERIES                                    SHARES     (NOTE 2)
-----------------------------------------------------------------  ---------  -----------
MATERIALS - 2.22%
CHEMICALS - 1.13%
Bayer AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . .      5,000  $  142,273
Cabot Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,325      45,156
L'Air Liquide S.A. (France) (Note 7). . . . . . . . . . . . . . .        742     120,132
Linde AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . .      1,125      68,123
Lonza Group AG (Switzerland) (Note 7) . . . . . . . . . . . . . .     14,700     720,226
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . . .     33,350   2,004,335
                                                                            ------------
                                                                               3,100,245
                                                                            ------------

PAPER & FOREST PRODUCTS - 1.09%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) . . . . . . . . . .     89,200   3,004,256
                                                                            ------------
                                                                               6,104,501
                                                                            ------------

TELECOMMUNICATION SERVICES - 3.23%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.31%
D&E Communications, Inc.. . . . . . . . . . . . . . . . . . . . .      4,600      56,902
Deutsche Telekom AG* (Germany) (Note 7) . . . . . . . . . . . . .      9,150     175,991
Philippine Long Distance Telephone Co.* (Philippines) (Note 7). .      4,350     108,576
PT Telekomunikasi Indonesia - ADR (Indonesia) (Note 7). . . . . .     13,475     256,968
Telecom Italia S.p.A. (Italy) (Note 7). . . . . . . . . . . . . .     58,025     193,676
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico) (Note 7)      1,975      67,624
                                                                            ------------
                                                                                 859,737
                                                                            ------------

WIRELESS TELECOMMUNICATION SERVICES - 2.92%
Globe Telecom, Inc. (Philippines) (Note 7). . . . . . . . . . . .      5,900     107,435
Maxis Communications Berhad (Malaysia) (Note 7) . . . . . . . . .     32,500      73,553
NTT DoCoMo, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . . .        142     250,900
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy) (Note 7). . . . . .     27,950     165,137
Vodafone Group plc - ADR (United Kingdom) (Note 7). . . . . . . .    288,800   7,448,152
                                                                            ------------
                                                                               8,045,177
                                                                            ------------
                                                                               8,904,914
                                                                            ------------

UTILITIES - 2.90%
ELECTRIC UTILITIES - 1.68%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . . . . . .    227,250   4,160,948
E.ON AG (Germany) (Note 7). . . . . . . . . . . . . . . . . . . .      3,250     266,002
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) (Note 7) .     10,825     124,271
Westar Energy, Inc. . . . . . . . . . . . . . . . . . . . . . . .      3,850      80,657
                                                                            ------------
                                                                               4,631,878
                                                                            ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                               SHARES/          VALUE
PRO-BLENDSM EXTENDED TERM SERIES                          PRINCIPAL AMOUNT     (NOTE 2)
--------------------------------------------------------  -----------------  ------------
UTILITIES (continued)
MULTI-UTILITIES & UNREGULATED POWER - 1.22%
National Grid Transco plc (United Kingdom) (Note 7). . .              8,475  $    73,733
NRG Energy, Inc.*. . . . . . . . . . . . . . . . . . . .            107,450    2,980,663
RWE AG (Germany) (Note 7). . . . . . . . . . . . . . . .              4,850      257,401
Suez S.A. (France) (Note 7). . . . . . . . . . . . . . .              2,575       60,329
                                                                           -------------
                                                                               3,372,126
                                                                           -------------
                                                                               8,004,004
                                                                           -------------

TOTAL COMMON STOCKS
(Identified Cost $166,658,741) . . . . . . . . . . . . .                     183,512,693
                                                                           -------------

UNIT INVESTMENT TRUSTS - 0.32%
Nasdaq-100 Index Tracking Stock. . . . . . . . . . . . .             15,375      566,723
Standard & Poor's Depositary Receipts Trust Series 1 . .              2,900      328,280
                                                                           -------------

TOTAL UNIT INVESTMENT TRUSTS
(Identified Cost $856,214) . . . . . . . . . . . . . . .                         895,003
                                                                           -------------

U.S. TREASURY SECURITIES - 31.50%
U.S. TREASURY BONDS - 13.98%
U.S. Treasury Bond, 7.25%, 8/15/2022 . . . . . . . . . .  $           5,000        6,506
U.S. Treasury Bond, 5.50%, 8/15/2028 . . . . . . . . . .         35,355,000   38,503,787
                                                                           -------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $35,486,188). . . . . . . . . . . . . .                      38,510,293
                                                                           -------------

U.S. TREASURY NOTES - 17.52%
U.S. Treasury Note, 1.625%, 9/30/2005. . . . . . . . . .          8,500,000    8,455,842
U.S. Treasury Note, 1.875%, 12/31/2005 . . . . . . . . .         15,000,000   14,930,280
U.S. Treasury Note, 3.00%, 2/15/2008 . . . . . . . . . .         19,700,000   19,762,331
U.S. Treasury Note, 3.875%, 5/15/2009. . . . . . . . . .          5,000,000    5,140,625
                                                                           -------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $48,773,864). . . . . . . . . . . . . .                      48,289,078
                                                                           -------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $84,260,052). . . . . . . . . . . . . .                      86,799,371
                                                                           -------------

U.S. GOVERNMENT AGENCIES - 0.07%
Fannie Mae, 4.25%, 7/15/2007 . . . . . . . . . . . . . .            190,000      196,138
Fannie Mae, 5.75%, 2/15/2008 . . . . . . . . . . . . . .              5,000        5,397
                                                                           -------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $201,928) . . . . . . . . . . . . . . .                         201,535
                                                                           -------------

SHORT-TERM INVESTMENTS - 1.31%
Dreyfus Treasury Cash Management - Institutional Shares
(Identified Cost $3,616,067) . . . . . . . . . . . . . .          3,616,067    3,616,067
                                                                           -------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                            VALUE
PRO-BLENDSM EXTENDED TERM SERIES          (NOTE 2)
--------------------------------------  -------------
TOTAL INVESTMENTS - 99.79%
(Identified Cost $255,593,002) . . . .  $275,024,669

OTHER ASSETS, LESS LIABILITIES - 0.21%       572,550
                                        ------------

NET ASSETS - 100%. . . . . . . . . . .  $275,597,219
                                        ============




*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
ADR  -  American  Depository  Receipt
FDR  -  Fiduciary  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Pro-BlendSM  Extended  Term  Series

October  31,  2004




ASSETS:
Investments, at value (identified cost $255,593,002) (Note 2). . . . . . . . .  $275,024,669
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       736,352
Receivable for securities sold . . . . . . . . . . . . . . . . . . . . . . . .       304,236
Receivable for fund shares sold. . . . . . . . . . . . . . . . . . . . . . . .       106,531
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        97,282
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .        40,576
                                                                                ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   276,309,646
                                                                                ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .       218,497
Accrued fund accounting and transfer agent fees (Note 3) . . . . . . . . . . .        35,216
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . .       389,930
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        34,229
Payable for fund shares repurchased. . . . . . . . . . . . . . . . . . . . . .        15,743
Other payables and accrued expenses. . . . . . . . . . . . . . . . . . . . . .        18,812
                                                                                ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       712,427
                                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $275,597,219
                                                                                ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    190,777
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .   248,671,906
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .     1,081,001
Accumulated net realized gain on investments and other assets and liabilities.     6,218,221
Net unrealized appreciation on investments and other assets and liabilities. .    19,435,314
                                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $275,597,219
                                                                                ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($275,597,219/19,077,728 shares) . . . . . . . . . .  $      14.45
                                                                                ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Pro-BlendSM  Extended  Term  Series

For  the  Year  Ended  October  31,  2004




INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . .  $ 3,260,571
Dividends (net of foreign tax withheld, $65,750) .    1,761,905
                                                    ------------

Total Investment Income. . . . . . . . . . . . . .    5,022,476
                                                    ------------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . .    2,479,959
Fund accounting and transfer agent fees (Note 3) .      375,957
Directors' fees (Note 3) . . . . . . . . . . . . .        8,202
Custodian fees . . . . . . . . . . . . . . . . . .       44,699
Miscellaneous. . . . . . . . . . . . . . . . . . .      104,363
                                                    ------------

Total Expenses . . . . . . . . . . . . . . . . . .    3,013,180
Less reduction of expenses (Note 3). . . . . . . .     (110,644)
                                                    ------------

Net Expenses . . . . . . . . . . . . . . . . . . .    2,902,536
                                                    ------------

NET INVESTMENT INCOME. . . . . . . . . . . . . . .    2,119,940
                                                    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . .    6,420,704
Foreign currency and other assets and liabilities.        5,326
                                                    ------------

                                                      6,426,030
                                                    ------------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . .   16,561,390
Foreign currency and other assets and liabilities.          777
                                                    ------------

                                                     16,562,167
                                                    ------------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . .   22,988,197
                                                    ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . .  $25,108,137
                                                    ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Pro-BlendSM  Extended  Term  Series




                                                          FOR THE        FOR THE
                                                        YEAR ENDED     YEAR ENDED
                                                         10/31/04       10/31/03
                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . .  $  2,119,940   $  1,611,695
Net realized gain on investments. . . . . . . . . . .     6,426,030      5,695,080
Net change in unrealized appreciation on investments.    16,562,167     18,079,951
                                                       -------------  -------------

Net increase from operations. . . . . . . . . . . . .    25,108,137     25,386,726
                                                       -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income. . . . . . . . . . . . . .    (1,777,536)    (2,453,069)
From net realized gain on investments . . . . . . . .    (1,383,424)             -
                                                       -------------  -------------

Total distributions to shareholders . . . . . . . . .    (3,160,960)    (2,453,069)
                                                       -------------  -------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions
(Note 5). . . . . . . . . . . . . . . . . . . . . . .    44,612,219     29,921,731
                                                       -------------  -------------

Net increase in net assets. . . . . . . . . . . . . .    66,559,396     52,855,388

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .   209,037,823    156,182,435
                                                       -------------  -------------

END OF YEAR (including undistributed net investment
income of $1,081,001 and $733,271, respectively). . .  $275,597,219   $209,037,823
                                                       =============  =============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Pro-BlendSM  Extended  Term  Series




                                                                                        FOR THE YEARS ENDED
                                                               10/31/04          10/31/03    10/31/02    10/31/01    10/31/00
                                                         ---------------------  ----------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR . . . . . . . . . .  $              13.14   $   11.55   $   13.09   $   14.03   $   12.74
                                                         ---------------------  ----------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income . . . . . . . . . . . . . . . . .                  0.11        0.11        0.19        0.32        0.29
Net realized and unrealized gain (loss) on investments.                  1.39        1.66       (0.86)      (0.13)       1.97
                                                         ---------------------  ----------  ----------  ----------  ----------

Total from investment operations. . . . . . . . . . . .                  1.50        1.77       (0.67)       0.19        2.26
                                                         ---------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income. . . . . . . . . . . . . . .                 (0.10)      (0.18)      (0.25)      (0.35)      (0.28)
From net realized gain on investments . . . . . . . . .                 (0.09)          -       (0.62)      (0.78)      (0.69)
                                                         ---------------------  ----------  ----------  ----------  ----------

Total distributions to shareholders . . . . . . . . . .                 (0.19)      (0.18)      (0.87)      (1.13)      (0.97)
                                                         ---------------------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR . . . . . . . . . . . . .  $              14.45   $   13.14   $   11.55   $   13.09   $   14.03
                                                         =====================  ==========  ==========  ==========  ==========

Total return1 . . . . . . . . . . . . . . . . . . . . .                 11.52%      15.45%     (5.74%)       1.37%      18.83%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses* . . . . . . . . . . . . . . . . . . . . . . .                  1.17%       1.17%       1.19%       1.20%       1.20%
Net investment income . . . . . . . . . . . . . . . . .                  0.86%       0.90%       1.61%       2.26%       2.55%

Portfolio turnover. . . . . . . . . . . . . . . . . . .                    50%         67%         82%         75%         95%

NET ASSETS - END OF YEAR (000's omitted). . . . . . . .  $            275,597   $ 209,038   $ 156,182   $  87,460   $  89,672
                                                         =====================  ==========  ==========  ==========  ==========




*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.04%    N/A  N/A  0.03%  N/A




1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  -  Pro-BlendSM  Maximum  Term  Series  (unaudited)




                                                                Average Annual Total Returns
                                                                   As of October 31, 2004
                                                      --------------------------------------------------
                                                                                                           Growth of
                                                                   One                Five      Since      a $10, 000
                                                                  Year                Year   Inception1   Investment*
                                                      -----------------------------  ------  -----------  ------------
Exeter Fund, Inc. - Pro-BlendSM Maximum Term Series2                         15.20%   8.52%       11.25%  $     26,100

Standard & Poor's (S&P) 500 Total Return Index3. . .                          9.41%  -2.22%        9.41%  $     22,464

85%/15% Blended Index3 . . . . . . . . . . . . . . .                          8.86%  -0.55%        9.25%  $     22,168




*The value of a $10,000 investment in the Exeter Fund, Inc. - Pro-BlendSM Maximum Term Series from its inception1 (11/1/95) to present (10/31/04) as compared to the S&P 500 Total Return Index and an 85%/15% Blended Index.


<graphic>
<line  chart>

Data  for  line  chart  to  follow:




             Exeter Fund, Inc.              S&P 500
Date  Pro-BlendSM Maximum Term Series  Total Return Index  85%/15% Blended Index
----  -------------------------------  ------------------  ---------------------
11/1/95                       $10,000             $10,000                $10,000
10/31/96                       11,521              12,408                 12,114
10/31/97                       14,604              16,392                 15,565
10/31/98                       13,730              19,996                 18,764
10/31/99                       17,345              25,127                 22,788
10/31/00                       22,263              26,656                 24,243
10/31/01                       20,926              20,022                 19,482
10/31/02                       18,692              16,999                 17,158
10/31/03                       22,656              20,532                 20,364
10/31/04                       26,100              22,464                 22,168




1Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market. The 85%/15% Blended Index is 85% S&P 500 Total Return Index and 15% Lehman Brothers U.S. Government/Credit Bond Index. The Lehman Brothers U.S. Government/Credit Bond Index is a market value weighted measure of over 3,000 investment grade corporate, government and mortgage backed securities with maturities greater than one year. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses. Because the Series' asset allocation will vary over time, the composition of the Series' portfolio may not match the composition of the comparative Indices' portfolios.

Shareholder  Expense  Example  -  Pro-BlendSM  Maximum  Term  Series (unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including potential wire charges and exchange fees and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON  PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                               Beginning         Ending       Expenses Paid
                             Account Value   Account Value    During Period*
                                 5/1/04         10/31/04     5/1/04-10/31/04
                             --------------  --------------  ----------------
Actual. . . . . . . . . . .  $     1,000.00  $      1,032.00 $           6.13
Hypothetical
(5% return before expenses)  $     1,000.00  $      1,019.10 $           6.09



*Expenses are equal to the Series' annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Series' total return would have been lower had certain expenses not been waived during the period. Based on the most recent fiscal half year, the Series' expense ratio may differ from the expense ratio based on one-year data in the financial highlights.

Portfolio  Composition  -  Pro-BlendSM  Maximum  Term  Series  (unaudited)

As  of  October  31,  2004


<graphic>
<pie  chart>


Asset  Allocation*



Cash, short-term investments, and liabilities, less other assets   2.33%
Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  89.11%
U.S. Treasury Bonds1 . . . . . . . . . . . . . . . . . . . . . .   8.17%
Unit Investment Trusts . . . . . . . . . . . . . . . . . . . . .   0.39%




*As  a  percentage  of  net  assets.
1A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.


Stock  Sector  Allocation*



Consumer Discretionary . .  17.67%
Consumer Staples . . . . .  10.89%
Energy . . . . . . . . . .  10.97%
Financials . . . . . . . .   8.67%
Health Care. . . . . . . .  15.70%
Industrials. . . . . . . .   7.22%
Information Technology . .   4.80%
Materials. . . . . . . . .   3.86%
Telecommunication Services   4.11%
Utilities. . . . . . . . .   3.21%




*As  a  percentage  of  total  investments.


Top  Ten  Stock  Holdings*



Schering-Plough Corp. . . . . . . . . . . . .  5.19%
Unilever plc - ADR (United Kingdom) . . . . .  4.50%
Novartis AG - ADR (Switzerland) . . . . . . .  4.33%
Nestle S.A. (Switzerland) . . . . . . . . . .  3.19%
Vodafone Group plc - ADR (United Kingdom) . .  3.14%
Schlumberger Ltd. . . . . . . . . . . . . . .  3.13%
WebMD Corp. . . . . . . . . . . . . . . . . .  2.97%
Time Warner, Inc. . . . . . . . . . . . . . .  2.75%
Cablevision Systems New York Group - Class A.  2.68%
The Bank of New York Co., Inc.. . . . . . . .  1.98%




*As  a  percentage  of  total  investments.

Investment  Portfolio  -  October  31,  2004




                                                                                             VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                                  SHARES     (NOTE 2)
------------------------------------------------------------------------------  ---------  -----------

COMMON STOCKS - 89.11%
CONSUMER DISCRETIONARY - 18.08%
AUTOMOBILES - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany) (Note 7) . . . . . . . . . . . . .        525  $   22,317
                                                                                         ------------

HOTELS, RESTAURANTS & LEISURE - 1.44%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     36,200   1,830,272
International Speedway Corp. - Class A . . . . . . . . . . . . . . . . . . . .        900      42,336
Shangri-La Asia Ltd. (Hong Kong) (Note 7). . . . . . . . . . . . . . . . . . .     25,000      28,746
                                                                                         ------------
                                                                                            1,901,354
                                                                                         ------------

HOUSEHOLD DURABLES - 2.00%
Corporacion GEO S.A. de C.V. - Series B* (Mexico) (Note 7) . . . . . . . . . .     22,025      34,348
Interface, Inc. - Class A* . . . . . . . . . . . . . . . . . . . . . . . . . .      6,775      58,875
Libbey, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        750      13,612
Sony Corp. - ADR (Japan) (Note 7). . . . . . . . . . . . . . . . . . . . . . .     72,425   2,524,011
                                                                                         ------------
                                                                                            2,630,846
                                                                                         ------------

INTERNET & CATALOG RETAIL - 0.15%
IAC/InterActiveCorp* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      9,475     204,849
                                                                                         ------------

LEISURE EQUIPMENT & PRODUCTS - 0.10%
Callaway Golf Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,275      13,298
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,275      40,245
K2, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,475      23,924
Sega Sammy Holdings, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . . . . .      1,200      55,785
                                                                                         ------------
                                                                                              133,252
                                                                                         ------------

MEDIA - 9.40%
Acme Communications, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .     12,250      69,457
Belo Corp. -  Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,675      38,944
Cablevision Systems New York Group - Class A*. . . . . . . . . . . . . . . . .    175,475   3,611,275
The E.W. Scripps Co. - Class A . . . . . . . . . . . . . . . . . . . . . . . .     31,150   1,486,478
Harris Interactive, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . .     10,475      71,230
Hearst-Argyle Television, Inc. - Class A . . . . . . . . . . . . . . . . . . .     48,450   1,262,607
Impresa S.A. (SGPS)* (Portugal) (Note 7) . . . . . . . . . . . . . . . . . . .      9,075      52,922
Insight Communications Co., Inc. - Class A*. . . . . . . . . . . . . . . . . .      7,925      67,046
Media Capital S.A. (SGPS)* (Portugal) (Note 7) . . . . . . . . . . . . . . . .      9,625      65,361
The News Corp. Ltd. - ADR (now known as News Corp., Inc.) (Australia) (Note 7)      4,150     130,476
Pearson plc (United Kingdom) (Note 7). . . . . . . . . . . . . . . . . . . . .    137,075   1,506,125
PT Multimedia S.A. (SGPS) (Portugal) (Note 7). . . . . . . . . . . . . . . . .      2,050      47,924
Reed Elsevier plc - ADR (United Kingdom) (Note 7). . . . . . . . . . . . . . .      2,375      85,500
Scholastic Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,250      37,900
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    222,675   3,705,312




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                              VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                   SHARES     (NOTE 2)
--------------------------------------------------------------  ----------  -----------
CONSUMER DISCRETIONARY (continued)
MEDIA (continued)
VNU N.V. (Netherlands) (Note 7). . . . . . . . . . . . . . . .       4,047  $  110,808
Wolters Kluwer N.V. (Netherlands) (Note 7) . . . . . . . . . .       2,050      37,463
                                                                          ------------
                                                                            12,386,828
                                                                          ------------

MULTILINE RETAIL - 0.04%
Don Quijote Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . .         600      36,056
KarstadtQuelle AG (Germany) (Note 7) . . . . . . . . . . . . .       1,175      13,434
                                                                          ------------
                                                                                49,490
                                                                          ------------

SPECIALTY RETAIL - 4.86%
Douglas Holding AG (Germany) (Note 7). . . . . . . . . . . . .       4,125     127,134
Foot Locker, Inc.. . . . . . . . . . . . . . . . . . . . . . .       2,075      50,630
KOMERI Co. Ltd. (Japan) (Note 7) . . . . . . . . . . . . . . .       1,100      26,244
Office Depot, Inc.*. . . . . . . . . . . . . . . . . . . . . .     112,850   1,827,042
Staples, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .      65,875   1,959,122
Weight Watchers International, Inc.* . . . . . . . . . . . . .      67,100   2,410,232
                                                                          ------------
                                                                             6,400,404
                                                                          ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.07%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7). . .         850      58,373
Wolverine World Wide, Inc. . . . . . . . . . . . . . . . . . .       1,050      31,962
                                                                          ------------
                                                                                90,335
                                                                          ------------
                                                                            23,819,675
                                                                          ------------

CONSUMER STAPLES - 11.14%
BEVERAGES - 0.09%
Allied Domecq plc (United Kingdom) (Note 7). . . . . . . . . .       3,700      32,955
Diageo plc (United Kingdom) (Note 7) . . . . . . . . . . . . .       2,275      30,452
Grupo Modelo S.A. de C.V. - Series C (Mexico) (Note 7) . . . .      10,800      27,678
Scottish & Newcastle plc (United Kingdom) (Note 7) . . . . . .       4,075      30,193
                                                                          ------------
                                                                               121,278
                                                                          ------------

FOOD & STAPLES RETAILING - 1.27%
Carrefour S.A. (France) (Note 7) . . . . . . . . . . . . . . .      33,325   1,463,070
Metro AG (Germany) (Note 7). . . . . . . . . . . . . . . . . .         700      33,436
Organizacion Soriana S.A. de C.V. - Series B (Mexico) (Note 7)      24,050      77,118
Pathmark Stores, Inc.* . . . . . . . . . . . . . . . . . . . .       6,575      28,338
Tesco plc (United Kingdom) (Note 7). . . . . . . . . . . . . .       6,600      34,804
William Morrison Supermarkets plc (United Kingdom) (Note 7). .       7,675      31,941
                                                                          ------------
                                                                             1,668,707
                                                                          ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                                         VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                              SHARES     (NOTE 2)
-------------------------------------------------------------------------  ----------  -----------
CONSUMER STAPLES (continued)
FOOD PRODUCTS - 8.10%
Associated British Foods plc (United Kingdom) (Note 7). . . . . . . . . .       2,750  $   35,117
Cadbury Schweppes plc (United Kingdom) (Note 7) . . . . . . . . . . . . .      10,550      87,715
Chiquita Brands International, Inc.*. . . . . . . . . . . . . . . . . . .       1,050      18,921
Groupe Danone (France) (Note 7) . . . . . . . . . . . . . . . . . . . . .         400      33,557
Hain Celestial Group, Inc.* . . . . . . . . . . . . . . . . . . . . . . .       2,100      33,978
Lancaster Colony Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .         375      16,118
Nestle S.A. (Switzerland) (Note 7). . . . . . . . . . . . . . . . . . . .      18,125   4,299,754
Ralcorp Holdings, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .         575      21,131
Smithfield Foods, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .       3,025      73,296
Unilever plc - ADR (United Kingdom) (Note 7). . . . . . . . . . . . . . .     177,732   6,058,884
                                                                                     ------------
                                                                                       10,678,471
                                                                                     ------------

HOUSEHOLD PRODUCTS - 0.25%
Henkel KgaA (Germany) (Note 7). . . . . . . . . . . . . . . . . . . . . .         725      54,564
Kao Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . . . . . . . .       2,000      46,204
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) (Note 7) . . . . . .       8,400     125,678
Rayovac Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,800      69,748
Reckitt Benckiser plc (United Kingdom) (Note 7) . . . . . . . . . . . . .       1,175      32,254
                                                                                     ------------
                                                                                          328,448
                                                                                     ------------

PERSONAL PRODUCTS - 1.43%
Clarins S.A. (France) (Note 7). . . . . . . . . . . . . . . . . . . . . .       2,633     149,830
The Estee Lauder Companies, Inc. - Class A. . . . . . . . . . . . . . . .      38,200   1,640,690
Shiseido Co. Ltd. (Japan) (Note 7). . . . . . . . . . . . . . . . . . . .       7,000      91,473
                                                                                     ------------
                                                                                        1,881,993
                                                                                     ------------
                                                                                       14,678,897
                                                                                     ------------

ENERGY - 11.22%
ENERGY EQUIPMENT & SERVICES - 9.50%
Atwood Oceanics, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . .       3,200     153,440
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .      38,425   1,645,743
Compagnie Generale de Geophysique S.A. (CGG)* (France) (Note 7) . . . . .         775      48,465
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . .      15,825     765,139
Helmerich & Payne, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .       2,750      78,512
National-Oilwell, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .       3,325     112,086
Newpark Resources, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .      14,575      79,142
Precision Drilling Corp.* (Canada) (Note 7) . . . . . . . . . . . . . . .       2,075     127,945
Pride International, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .       8,625     159,390
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      66,925   4,212,259
Smedvig ASA - Class A (Norway) (Note 7) . . . . . . . . . . . . . . . . .      12,000     150,021



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - October 31, 2004





                                                                                  VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                       SHARES     (NOTE 2)
------------------------------------------------------------------  ----------  -----------
ENERGY (continued)
ENERGY EQUIPMENT & SERVICES (continued)
Transocean, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .      47,525  $1,675,256
Varco International, Inc.* . . . . . . . . . . . . . . . . . . . .      31,225     864,308
Weatherford International Ltd.*. . . . . . . . . . . . . . . . . .      46,775   2,444,462
                                                                              ------------
                                                                                12,516,168
                                                                              ------------

OIL & GAS - 1.72%
Amerada Hess Corp. . . . . . . . . . . . . . . . . . . . . . . . .      21,550   1,739,300
BP plc (United Kingdom) (Note 7) . . . . . . . . . . . . . . . . .       3,450      33,438
Eni S.p.A. (Italy) (Note 7). . . . . . . . . . . . . . . . . . . .       5,825     132,598
Forest Oil Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .       3,600     109,800
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7) . . .       2,625      85,575
Shell Transport & Trading Co. plc (United Kingdom) (Note 7). . . .       4,400      34,662
Total S.A. (France) (Note 7) . . . . . . . . . . . . . . . . . . .         600     125,072
                                                                              ------------
                                                                                 2,260,445
                                                                              ------------
                                                                                14,776,613
                                                                              ------------

FINANCIALS - 8.87%
CAPITAL MARKETS - 3.70%
The Bank of New York Co., Inc. . . . . . . . . . . . . . . . . . .      82,375   2,673,892
Deutsche Bank AG (Germany) (Note 7). . . . . . . . . . . . . . . .         950      72,652
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . . . . .      59,275   2,133,307
                                                                              ------------
                                                                                 4,879,851
                                                                              ------------

COMMERCIAL BANKS - 3.85%
Banca Intesa S.p.A. (Italy) (Note 7) . . . . . . . . . . . . . . .      13,450      55,214
Banco BPI S.A. (Portugal) (Note 7) . . . . . . . . . . . . . . . .      10,125      39,493
Banco Espirito Santo S.A. (BES) (Portugal) (Note 7). . . . . . . .       1,775      30,440
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany) (Note 7)       1,300      25,536
BNP Paribas S.A. (France) (Note 7) . . . . . . . . . . . . . . . .         650      44,347
Commerzbank AG* (Germany) (Note 7) . . . . . . . . . . . . . . . .       1,725      31,656
Metropolitan Bank & Trust Co. (Philippines) (Note 7) . . . . . . .     145,125      72,189
PNC Financial Services Group . . . . . . . . . . . . . . . . . . .      23,425   1,225,128
Societe Generale (France) (Note 7) . . . . . . . . . . . . . . . .         300      27,892
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . .      59,750   1,709,447
UniCredito Italiano S.p.A. (Italy) (Note 7). . . . . . . . . . . .      12,925      69,588
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .      35,300   1,737,113
                                                                              ------------
                                                                                 5,068,043
                                                                              ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                               VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                    SHARES     (NOTE 2)
-----------------------------------------------  ----------  -----------
FINANCIALS (continued)
CONSUMER FINANCE - 0.05%
MoneyGram International, Inc. . . . . . . . . .       2,275  $   42,315
Takefuji Corp. (Japan) (Note 7) . . . . . . . .         450      28,488
                                                           ------------
                                                                 70,803
                                                           ------------

DIVERSIFIED FINANCIAL SERVICES - 1.02%
ING Groep N.V. (Netherlands) (Note 7) . . . . .         775      20,566
Principal Financial Group, Inc. . . . . . . . .      34,950   1,319,712
                                                           ------------
                                                              1,340,278
                                                           ------------

INSURANCE - 0.15%
Allianz AG (Germany) (Note 7) . . . . . . . . .         325      34,684
Assicurazioni Generali S.p.A. (Italy) (Note 7).       2,275      67,702
Axa (France) (Note 7) . . . . . . . . . . . . .       2,925      63,105
Muenchener Rueckver AG (Germany) (Note 7) . . .         275      27,009
                                                           ------------
                                                                192,500
                                                           ------------

REAL ESTATE - 0.06%
SM Prime Holdings, Inc. (Philippines) (Note 7).     591,525      78,814
                                                           ------------

THRIFTS & MORTGAGE FINANCE - 0.04%
Flagstar Bancorp, Inc.. . . . . . . . . . . . .       1,900      39,691
Hypo Real Estate Holding AG* (Germany) (Note 7)         325      12,199
                                                           ------------
                                                                 51,890
                                                           ------------
                                                             11,682,179
                                                           ------------

HEALTH CARE - 16.06%
BIOTECHNOLOGY - 0.49%
BioMarin Pharmaceutical, Inc.*. . . . . . . . .      21,000      86,730
Chiron Corp.* . . . . . . . . . . . . . . . . .       5,450     176,689
Diversa Corp.*. . . . . . . . . . . . . . . . .      14,650     126,283
Enzon Pharmaceuticals, Inc.*. . . . . . . . . .       5,050      81,659
Transkaryotic Therapies, Inc.*. . . . . . . . .      10,125     175,264
                                                           ------------
                                                                646,625
                                                           ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.65%
Advanced Neuromodulation Systems, Inc.* . . . .       8,425     268,168
Conceptus, Inc.*. . . . . . . . . . . . . . . .      12,625     108,133
Millipore Corp.*. . . . . . . . . . . . . . . .       7,775     357,572
Thermo Electron Corp.*. . . . . . . . . . . . .       1,425      41,325
Varian, Inc.* . . . . . . . . . . . . . . . . .       2,300      83,904
                                                           ------------
                                                                859,102
                                                           ------------

HEALTH CARE PROVIDERS & SERVICES - 3.87%
Allscripts Healthcare Solutions, Inc.*. . . . .      22,750     211,461
American Healthways, Inc.*. . . . . . . . . . .       8,950     270,111




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                         VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                              SHARES     (NOTE 2)
---------------------------------------------------------  ----------  -----------
HEALTH CARE (continued)
HEALTH CARE PROVIDERS & SERVICES (continued)
AmerisourceBergen Corp. . . . . . . . . . . . . . . . . .       1,700  $   93,568
Express Scripts, Inc.*. . . . . . . . . . . . . . . . . .       2,375     152,000
HCA, Inc. . . . . . . . . . . . . . . . . . . . . . . . .       2,475      90,907
McKesson Corp.. . . . . . . . . . . . . . . . . . . . . .       3,150      83,979
Omnicell, Inc.* . . . . . . . . . . . . . . . . . . . . .       8,400      86,730
Triad Hospitals, Inc.*. . . . . . . . . . . . . . . . . .       2,975      98,264
WebMD Corp.*. . . . . . . . . . . . . . . . . . . . . . .     529,850   4,005,666
                                                                     ------------
                                                                        5,092,686
                                                                     ------------

PHARMACEUTICALS - 11.05%
AstraZeneca plc (United Kingdom) (Note 7) . . . . . . . .         675      27,682
GlaxoSmithKline plc (United Kingdom) (Note 7) . . . . . .       1,450      30,559
Novartis AG - ADR (Switzerland) (Note 7). . . . . . . . .     121,500   5,833,215
Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . .      43,720   1,265,694
Sanofi-Aventis (France) (Note 7). . . . . . . . . . . . .         562      41,182
Schering AG (Germany) (Note 7). . . . . . . . . . . . . .       4,675     300,726
Schering-Plough Corp. . . . . . . . . . . . . . . . . . .     386,000   6,990,460
Shire Pharmaceuticals Group plc (United Kingdom) (Note 7)       3,500      33,360
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7) . . . . .         800      38,702
                                                                     ------------
                                                                       14,561,580
                                                                     ------------
                                                                       21,159,993
                                                                     ------------

INDUSTRIALS - 7.38%
AEROSPACE & DEFENSE - 1.02%
SNECMA* (France) (Note 7) . . . . . . . . . . . . . . . .      63,150   1,348,686
                                                                     ------------

AIRLINES - 1.21%
Deutsche Lufthansa AG* (Germany) (Note 7) . . . . . . . .       2,850      37,687
JetBlue Airways Corp.*. . . . . . . . . . . . . . . . . .       1,850      40,793
SkyWest, Inc. . . . . . . . . . . . . . . . . . . . . . .       2,625      44,835
Southwest Airlines Co.. . . . . . . . . . . . . . . . . .      93,500   1,474,495
                                                                     ------------
                                                                        1,597,810
                                                                     ------------

COMMERCIAL SERVICES & SUPPLIES - 0.16%
Aggreko plc (United Kingdom) (Note 7) . . . . . . . . . .      24,175      66,628
BWT AG (Austria) (Note 7) . . . . . . . . . . . . . . . .       2,350      63,111
Quebecor World, Inc. (Canada) (Note 7). . . . . . . . . .       4,125      85,759
                                                                     ------------
                                                                          215,498
                                                                     ------------

CONSTRUCTION & ENGINEERING - 0.19%
Hochtief AG (Germany) (Note 7). . . . . . . . . . . . . .       1,200      31,997
Infrasource Services, Inc.* . . . . . . . . . . . . . . .       2,925      30,537
Insituform Technologies, Inc. - Class A*. . . . . . . . .       2,175      43,109




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                           VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                SHARES     (NOTE 2)
------------------------------------------------------------  ---------  -----------
INDUSTRIALS (continued)
CONSTRUCTION & ENGINEERING (continued)
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7)      5,468  $  147,548
                                                                       ------------
                                                                            253,191
                                                                       ------------

ELECTRICAL EQUIPMENT - 0.39%
American Superconductor Corp.* . . . . . . . . . . . . . . .     36,375     420,313
Global Power Equipment Group, Inc.*. . . . . . . . . . . . .      5,050      40,703
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . . .      9,500      56,858
                                                                       ------------
                                                                            517,874
                                                                       ------------

INDUSTRIAL CONGLOMERATES - 0.12%
Siemens AG (Germany) (Note 7). . . . . . . . . . . . . . . .      1,475     110,349
Sonae S.A. (SGPS) (Portugal) (Note 7). . . . . . . . . . . .     33,275      40,852
                                                                       ------------
                                                                            151,201
                                                                       ------------

MACHINERY - 1.61%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .     73,800   1,433,196
Albany International Corp. - Class A . . . . . . . . . . . .      2,625      78,802
Gardner Denver, Inc.*. . . . . . . . . . . . . . . . . . . .      1,350      40,473
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . . . .      3,400      80,172
MAN AG (Germany) (Note 7). . . . . . . . . . . . . . . . . .      1,675      58,307
Tomra Systems ASA (Norway) (Note 7). . . . . . . . . . . . .     70,050     309,541
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . .      5,925     120,100
                                                                       ------------
                                                                          2,120,591
                                                                       ------------

ROAD & RAIL - 2.65%
Central Freight Lines, Inc.* . . . . . . . . . . . . . . . .      4,875      27,251
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .     53,250   1,943,625
Kansas City Southern*. . . . . . . . . . . . . . . . . . . .     89,225   1,512,364
                                                                       ------------
                                                                          3,483,240
                                                                       ------------

TRANSPORTATION INFRASTRUCTURE - 0.03%
Brisa-Auto Estradas de Portugal S.A. (Portugal) (Note 7) . .      4,875      39,963
                                                                       ------------
                                                                          9,728,054
                                                                       ------------

INFORMATION TECHNOLOGY - 4.92%
COMMUNICATIONS EQUIPMENT - 0.38%
Lucent Technologies, Inc.* . . . . . . . . . . . . . . . . .     41,725     148,124
Nokia Oyj - ADR (Finland) (Note 7) . . . . . . . . . . . . .     15,700     242,094
SES Global - FDR (Luxembourg) (Note 7) . . . . . . . . . . .     10,200     105,659
                                                                       ------------
                                                                            495,877
                                                                       ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                                  VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                       SHARES     (NOTE 2)
-------------------------------------------------------------------  ---------  -----------
INFORMATION TECHNOLOGY (continued)
COMPUTERS & PERIPHERALS - 0.19%
Electronics for Imaging, Inc.*. . . . . . . . . . . . . . . . . . .      2,000  $   36,080
EMC Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      9,500     122,265
Stratasys, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . .      3,000      87,840
                                                                              ------------
                                                                                   246,185
                                                                              ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.39%
Digital Theater Systems, Inc.*. . . . . . . . . . . . . . . . . . .      7,600     129,276
Fargo Electronics*. . . . . . . . . . . . . . . . . . . . . . . . .     10,350     135,689
KEYENCE Corp. (Japan) (Note 7). . . . . . . . . . . . . . . . . . .        200      45,127
Mettler-Toledo International, Inc.* (Switzerland) (Note 7). . . . .      1,050      50,295
OSI Systems, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .      8,750     152,337
                                                                              ------------
                                                                                   512,724
                                                                              ------------

INTERNET SOFTWARE & SERVICES - 0.04%
Online Resources Corp.* . . . . . . . . . . . . . . . . . . . . . .      6,775      49,187
                                                                              ------------

IT SERVICES - 1.25%
The BISYS Group, Inc.*1 . . . . . . . . . . . . . . . . . . . . . .      2,525      36,865
First Data Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .     39,125   1,615,080
                                                                              ------------
                                                                                 1,651,945
                                                                              ------------

OFFICE ELECTRONICS - 0.02%
Canon, Inc. (Japan) (Note 7). . . . . . . . . . . . . . . . . . . .        600      29,650
                                                                              ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.00%
Brooks Automation, Inc.*. . . . . . . . . . . . . . . . . . . . . .     10,775     160,332
Cabot Microelectronics Corp.* . . . . . . . . . . . . . . . . . . .      2,325      83,770
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,025     171,833
Sigma Designs, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .     17,150     134,970
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)     25,237     191,044
Texas Instruments, Inc. . . . . . . . . . . . . . . . . . . . . . .     77,625   1,897,931
                                                                              ------------
                                                                                 2,639,880
                                                                              ------------

SOFTWARE - 0.65%
Amdocs Ltd.* (Guernsey) (Note 7). . . . . . . . . . . . . . . . . .     15,775     396,741
DocuCorp International, Inc.* . . . . . . . . . . . . . . . . . . .      9,425      82,469
Informatica Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .     18,375     143,509
McAfee, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,675      88,935
SAP AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . . . .        550      93,759
VERITAS Software Corp.* . . . . . . . . . . . . . . . . . . . . . .      1,975      43,213
                                                                              ------------
                                                                                   848,626
                                                                              ------------
                                                                                 6,474,074
                                                                              ------------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                                                VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                                     SHARES     (NOTE 2)
-----------------------------------------------------------------  ---------  -----------
MATERIALS - 3.95%
CHEMICALS - 2.67%
Bayer AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . .      2,225  $   63,311
Cabot Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .        750      25,560
Engelhard Corp. . . . . . . . . . . . . . . . . . . . . . . . . .     55,250   1,563,575
L'Air Liquide S.A. (France) (Note 7). . . . . . . . . . . . . . .        330      53,428
Linde AG (Germany) (Note 7) . . . . . . . . . . . . . . . . . . .        500      30,277
Lonza Group AG (Switzerland) (Note 7) . . . . . . . . . . . . . .      6,550     320,917
Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . . .     24,225   1,455,922
                                                                            ------------
                                                                               3,512,990
                                                                            ------------

PAPER & FOREST PRODUCTS - 1.28%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) . . . . . . . . . .     50,225   1,691,578
                                                                            ------------
                                                                               5,204,568
                                                                            ------------

TELECOMMUNICATION SERVICES - 4.21%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.70%
CT Communications, Inc. . . . . . . . . . . . . . . . . . . . . .     15,300     191,556
D&E Communications, Inc.. . . . . . . . . . . . . . . . . . . . .     19,450     240,597
Deutsche Telekom AG* (Germany) (Note 7) . . . . . . . . . . . . .      3,950      75,974
Philippine Long Distance Telephone Co.* (Philippines) (Note 7). .      2,025      50,544
PT Telekomunikasi Indonesia - ADR (Indonesia) (Note 7). . . . . .     12,625     240,759
Telecom Italia S.p.A. (Italy) (Note 7). . . . . . . . . . . . . .     25,775      86,032
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico) (Note 7)        850      29,104
                                                                            ------------
                                                                                 914,566
                                                                            ------------

WIRELESS TELECOMMUNICATION SERVICES - 3.51%
Globe Telecom, Inc. (Philippines) (Note 7). . . . . . . . . . . .      2,725      49,620
Maxis Communications Berhad (Malaysia) (Note 7) . . . . . . . . .     14,000      31,684
NTT DoCoMo, Inc. (Japan) (Note 7) . . . . . . . . . . . . . . . .        134     236,765
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy) (Note 7). . . . . .     12,375      73,115
Vodafone Group plc - ADR (United Kingdom) (Note 7). . . . . . . .    164,175   4,234,073
                                                                            ------------
                                                                               4,625,257
                                                                            ------------
                                                                               5,539,823
                                                                            ------------

UTILITIES - 3.28%
ELECTRIC UTILITIES - 1.81%
Allegheny Energy, Inc.* . . . . . . . . . . . . . . . . . . . . .    118,750   2,174,312
E.ON AG (Germany) (Note 7). . . . . . . . . . . . . . . . . . . .      1,450     118,678
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) (Note 7) .      4,775      54,817




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  October  31,  2004




                                                               SHARES/           VALUE
PRO-BLENDSM MAXIMUM TERM SERIES                            PRINCIPAL AMOUNT     (NOTE 2)
--------------------------------------------------------  ------------------  ------------
UTILITIES (continued)
ELECTRIC UTILITIES (continued)
Westar Energy, Inc.. . . . . . . . . . . . . . . . . . .              1,825   $    38,234
                                                                           --------------
                                                                                2,386,041
                                                                           --------------

MULTI-UTILITIES & UNREGULATED POWER - 1.47%
National Grid Transco plc (United Kingdom) (Note 7). . .              3,850        33,495
NRG Energy, Inc.*. . . . . . . . . . . . . . . . . . . .             63,775     1,769,119
RWE AG (Germany) (Note 7). . . . . . . . . . . . . . . .              2,100       111,452
Suez S.A. (France) (Note 7). . . . . . . . . . . . . . .              1,125        26,357
                                                                           --------------
                                                                                1,940,423
                                                                           --------------
                                                                                4,326,464
                                                                           --------------

TOTAL COMMON STOCKS
(Identified Cost $108,299,769) . . . . . . . . . . . . .                      117,390,340
                                                                           --------------

UNIT INVESTMENT TRUSTS - 0.39%
Nasdaq-100 Index Tracking Stock. . . . . . . . . . . . .              9,800       361,228
Standard & Poor's Depositary Receipts Trust Series 1 . .              1,375       155,650
                                                                           --------------

TOTAL UNIT INVESTMENT TRUSTS
(Identified Cost $493,002) . . . . . . . . . . . . . . .                          516,878
                                                                           --------------

U.S. TREASURY BONDS - 8.17%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $9,976,838) . . . . . . . . . . . . . .  $       9,885,000    10,765,378
                                                                           --------------

SHORT-TERM INVESTMENTS - 4.63%
Dreyfus Treasury Cash Management - Institutional Shares.          4,100,881     4,100,881
Fannie Mae Discount Note, 11/23/2004 . . . . . . . . . .  $       2,000,000     1,997,849
                                                                           --------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,098,730) . . . . . . . . . . . . . .                        6,098,730
                                                                           --------------

TOTAL INVESTMENTS - 102.30%
(Identified Cost $124,868,339) . . . . . . . . . . . . .                      134,771,326

LIABILITIES, LESS OTHER ASSETS - (2.30%) . . . . . . . .                       (3,024,030)
                                                                           --------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $  131,747,296
                                                                           ==============




*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
ADR  -  American  Depository  Receipt
FDR  -  Fiduciary  Depository  Receipt


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Pro-BlendSM  Maximum  Term  Series

October  31,  2004




ASSETS:
Investments, at value (identified cost $124,868,339) (Note 2). . . . . . . . .  $134,771,326
Foreign currency, at value (cost $1) . . . . . . . . . . . . . . . . . . . . .             1
Receivable for securities sold . . . . . . . . . . . . . . . . . . . . . . . .     2,144,525
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       115,236
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        69,407
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .        25,784
Receivable for fund shares sold. . . . . . . . . . . . . . . . . . . . . . . .        17,197
                                                                                ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   137,143,476
                                                                                ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .       103,500
Accrued fund accounting and transfer agent fees (Note 3) . . . . . . . . . . .        17,861
Payable for fund shares repurchased. . . . . . . . . . . . . . . . . . . . . .     4,828,585
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . .       403,117
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        30,083
Other payables and accrued expenses. . . . . . . . . . . . . . . . . . . . . .        13,034
                                                                                ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5,396,180
                                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $131,747,296
                                                                                ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     87,832
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .   118,673,679
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .       200,357
Accumulated net realized gain on investments and other assets and liabilities.     2,880,183
Net unrealized appreciation on investments and other assets and liabilities. .     9,905,245
                                                                                ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $131,747,296
                                                                                ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($131,747,296/8,783,190 shares). . . . . . . . . . .  $      15.00
                                                                                ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Pro-BlendSM  Maximum  Term  Series

For  the  Year  Ended  October  31,  2004




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $37,519) .  $ 1,239,438
Interest . . . . . . . . . . . . . . . . . . . . .      514,862
                                                    ------------

Total Investment Income. . . . . . . . . . . . . .    1,754,300
                                                    ------------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . .    1,162,544
Fund accounting and transfer agent fees (Note 3) .      183,212
Directors' fees (Note 3) . . . . . . . . . . . . .        8,201
Custodian fees . . . . . . . . . . . . . . . . . .       29,200
Miscellaneous. . . . . . . . . . . . . . . . . . .       79,522
                                                    ------------

Total Expenses . . . . . . . . . . . . . . . . . .    1,462,679
Less reduction of expenses (Note 3). . . . . . . .      (66,678)
                                                    ------------

Net Expenses . . . . . . . . . . . . . . . . . . .    1,396,001
                                                    ------------

NET INVESTMENT INCOME. . . . . . . . . . . . . . .      358,299
                                                    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . .    7,802,842
Foreign currency and other assets and liabilities.        1,771
                                                    ------------

                                                      7,804,613
                                                    ------------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . .    6,685,677
Foreign currency and other assets and liabilities.          804
                                                    ------------

                                                      6,686,481
                                                    ------------

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . .   14,491,094
                                                    ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . .  $14,849,393
                                                    ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Pro-BlendSM  Maximum  Term  Series




                                                          FOR THE       FOR THE
                                                        YEAR ENDED     YEAR ENDED
                                                         10/31/04       10/31/03
                                                       -------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . .  $    358,299   $   268,131
Net realized gain on investments. . . . . . . . . . .     7,804,613       763,181
Net change in unrealized appreciation on
investments . . . . . . . . . . . . . . . . . . . . .     6,686,481    12,995,463
                                                       -------------  ------------

Net increase from operations. . . . . . . . . . . . .    14,849,393    14,026,775
                                                       -------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):

From net investment income. . . . . . . . . . . . . .      (247,271)     (564,359)
                                                       -------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)    25,285,698    15,914,757
                                                       -------------  ------------

Net increase in net assets. . . . . . . . . . . . . .    39,887,820    29,377,173

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .    91,859,476    62,482,303
                                                       -------------  ------------

END OF YEAR (including undistributed net investment
income of $200,357 and $87,558, respectively) . . . .  $131,747,296   $91,859,476
                                                       =============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Pro-BlendSM  Maximum  Term  Series




                                                                                   FOR THE YEARS ENDED
                                                          10/31/04          10/31/03    10/31/02    10/31/01    10/31/00
                                                    ---------------------  ----------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR. . . . . . . .  $              13.05   $   10.86   $   12.85   $   16.45   $   14.33
                                                    ---------------------  ----------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .                  0.04        0.04        0.11        0.15        0.21
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .                  1.94        2.25       (1.36)      (0.95)       3.57
                                                    ---------------------  ----------  ----------  ----------  ----------

Total from investment operations . . . . . . . . .                  1.98        2.29       (1.25)      (0.80)       3.78
                                                    ---------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .                 (0.03)      (0.10)      (0.15)      (0.56)      (0.22)
From net realized gain on investments. . . . . . .                     -           -       (0.59)      (2.24)      (1.44)
                                                    ---------------------  ----------  ----------  ----------  ----------

Total distributions to shareholders. . . . . . . .                 (0.03)      (0.10)      (0.74)      (2.80)      (1.66)
                                                    ---------------------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF YEAR. . . . . . . . . . .  $              15.00   $   13.05   $   10.86   $   12.85   $   16.45
                                                    =====================  ==========  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . . . . .                 15.20%      21.20%    (10.68%)     (6.00%)      28.35%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .                  1.20%       1.20%       1.20%       1.20%       1.20%
Net investment income. . . . . . . . . . . . . . .                  0.31%       0.37%       0.97%       1.10%       1.26%

Portfolio turnover . . . . . . . . . . . . . . . .                    68%         73%         99%        109%         84%

NET ASSETS - END OF YEAR (000's omitted) . . . . .  $            131,747   $  91,859   $  62,482   $  27,928   $  30,007
                                                    =====================  ==========  ==========  ==========  ==========





*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.06%  0.09%  0.16%  0.30%  0.14%




1Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements


1.  ORGANIZATION

Pro-BlendSM Conservative Term Series, Pro-BlendSM Moderate Term Series, Pro-BlendSM Extended Term Series and Pro-BlendSM Maximum Term Series (each the "Series") are no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash, and is managed according to specific goals. The goals are as follows: Pro-BlendSM Conservative Term Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Pro-BlendSM Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-BlendSM Extended Term Series - primary goal is long-term growth of capital; secondary goal is preservation of capital. Pro-BlendSM Maximum Term Series - long-term growth of capital.

Each Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

Shares of each Series are offered to investors and employees of Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of October 31, 2004, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million each have been designated as Pro-BlendSM Conservative Term Series Class A, Pro-BlendSM Moderate Term Series Class A and Pro-BlendSM Extended Term Series Class A common stock, and 75 million have been designated as Pro-BlendSM Maximum Term Series Class A common stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, corporate bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

Note  to  Financial  Statements


2.  SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
Each Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders of net investment income are made semi-annually.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

Notes  to  Financial  Statements


3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.80% for Pro-BlendSM Conservative Term Series and 1.00% for Pro-BlendSM Moderate Term Series, Pro-BlendSM Extended Term Series and Pro-BlendSM Maximum Term Series, of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least February 28, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.00% for Pro-BlendSM Conservative Term Series and 1.20% for Pro-BlendSM Moderate Term Series, Pro-BlendSM Extended Term Series and Pro-BlendSM Maximum Term Series, of average daily net assets each year. In addition to its contractual agreement to limit expenses for the Pro-BlendSM Extended Term Series to 1.20%, the Advisor has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total operating expenses from exceeding 1.17% of the Series' average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. Accordingly, the Advisor waived fees of $73,237 for Pro-BlendSM Conservative Term Series, $67,567 for Pro-BlendSM Moderate Term Series, $110,644 for Pro-BlendSM Extended Term Series and $66,678 for Pro-BlendSM Maximum Term Series, for the year ended October 31, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

Notes  to  Financial  Statements


4.  PURCHASES  AND  SALES  OF  SECURITIES

For the year ended October 31, 2004, purchases and sales of securities, other than short-term securities, were as follows:



                                             PURCHASES                   SALES
                                      -------------------------  ------------------------
                                         Other                      Other
Series                                  Issuers     Government     Issuers    Government
------------------------------------  ------------  -----------  -----------  -----------
Pro-BlendSM Conservative Term Series  $  4,968,023  $ 6,053,871  $ 1,670,480  $ 3,821,442
Pro-BlendSM Moderate Term Series . .    36,098,211   14,127,457   15,083,915   17,284,829
Pro-BlendSM Extended Term Series . .   115,355,586   51,109,149   57,416,212   61,211,457
Pro-BlendSM Maximum Term Series. . .    84,720,218   14,585,609   60,530,191   15,271,193


During the period, Pro-BlendSM Moderate Term Series and Pro-BlendSM Extended Term Series held shares of iShares MSCI Malaysia Index Fund and iShares MSCI Singapore Index Fund; such investments were not consistent with the investment restrictions of the Series. Each Series sold these securities prior to period-end, resulting in a realized gain of $2,915 and $12,323 for Pro-BlendSM Moderate Term Series and Pro-BlendSM Extended Term Series, respectively. The impact on each Series' total return from the realized gain on the sale of these investments was less than 0.01%.

An employee of The BISYS Group, Inc. serves as an officer of the Fund. Therefore, The BISYS Group, Inc. is considered an "affiliated company", as defined in the Investment Company Act of 1940. The following transactions were effected in shares of The BISYS Group, Inc. for the year ended October 31, 2004.



                                           PURCHASES          SALES
                                      ------------------  --------------- REALIZED
Series                                 SHARES     COST     SHARES   COST    GAIN   INCOME
------------------------------------  ---------  -------  --------  -----   -----  -------
Pro-BlendSM Conservative Term Series        150  $ 2,186         -  $   -   $   -  $     -
Pro-BlendSM Moderate Term Series . .      1,325   19,312         -      -       -        -
Pro-BlendSM Extended Term Series . .      5,350   77,977         -      -       -        -
Pro-BlendSM Maximum Term Series. . .      2,525   36,802         -      -       -        -

Notes  to  Financial  Statements


5.  CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  Shares:



                                                 FOR THE YEAR                   FOR THE YEAR
                                                ENDED 10/31/04                  ENDED 10/31/03
                                       ---------------------------------  --------------------------

                                           Shares            Amount         Shares        Amount
                                       ---------------  ----------------  -----------  -------------
Pro-BlendSM Conservative Term Series:
Sold. . . . . . . . . . . . . . . . .       1,705,424   $    19,331,738    1,437,721   $ 16,006,000
Reinvested. . . . . . . . . . . . . .          71,403           792,622       28,247        310,001
Repurchased . . . . . . . . . . . . .      (1,215,782)      (13,786,516)    (814,210)    (9,081,651)
                                       ---------------  ----------------  -----------  -------------
Total . . . . . . . . . . . . . . . .         561,045   $     6,337,844      651,758   $  7,234,350
                                       ===============  ================  ===========  =============


Pro-BlendSM Moderate Term Series:
Sold. . . . . . . . . . . . . . . . .       4,571,787   $    52,889,095    2,581,488   $ 27,288,390
Reinvested. . . . . . . . . . . . . .         121,039         1,353,981       75,813        772,282
Repurchased . . . . . . . . . . . . .      (2,854,389)      (33,000,110)  (1,127,440)   (11,766,751)
                                       ---------------  ----------------  -----------  -------------
Total . . . . . . . . . . . . . . . .       1,838,437   $    21,242,966    1,529,861   $ 16,293,921
                                       ===============  ================  ===========  =============


Pro-BlendSM Extended Term Series:
Sold. . . . . . . . . . . . . . . . .       7,023,464   $    98,091,263    3,965,907   $ 48,958,151
Reinvested. . . . . . . . . . . . . .         232,865         3,147,963      205,951      2,443,689
Repurchased . . . . . . . . . . . . .      (4,090,556)      (56,627,007)  (1,777,142)   (21,480,109)
                                       ---------------  ----------------  -----------  -------------
Total . . . . . . . . . . . . . . . .       3,165,773   $    44,612,219    2,394,716   $ 29,921,731
                                       ===============  ================  ===========  =============


Pro-BlendSM Maximum Term Series:
Sold. . . . . . . . . . . . . . . . .       3,807,625   $    55,167,460    3,977,751   $ 46,211,122
Reinvested. . . . . . . . . . . . . .          17,485           247,095       50,681        563,892
Repurchased . . . . . . . . . . . . .      (2,082,013)      (30,128,857)  (2,742,009)   (30,860,257)
                                       ---------------  ----------------  -----------  -------------
Total . . . . . . . . . . . . . . . .       1,743,097   $    25,285,698    1,286,423   $ 15,914,757
                                       ===============  ================  ===========  =============


The Advisor owned 27,032 shares of Pro-BlendSM Conservative Term Series (1.2% of shares outstanding) valued at $311,949 and 21,750 shares of Pro-BlendSM Maximum Term Series (0.2% of shares outstanding) valued at $326,250 on October 31, 2004.

6.  FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on October 31, 2004.

Notes  to  Financial  Statements


7.  FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.  FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of net investment income or gains and losses, including foreign currency gains and losses, losses deferred due to wash sales, investments in passive foreign investment companies and market discount. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The  tax  character  of  distributions  paid  were  as  follows:



                                     PRO-BLENDSM CONSERVATIVE                   PRO-BLENDSM MODERATE
                                            TERM SERIES                              TERM SERIES
                         ------------------------------------------------  --------------------------------

                               For the Year             For the Year        For the Year     For the Year
                              Ended 10/31/04           Ended 10/31/03      Ended 10/31/04   Ended 10/31/03
                         -------------------------  ---------------------  ---------------  ---------------
Ordinary income . . . .  $                 639,645  $             310,705  $     1,359,701  $       775,445
Long-term capital gains                    154,977                      -                -                -






                                    PRO-BLENDSM EXTENDED                   PRO-BLENDSM MAXIMUM
                                        TERM SERIES                             TERM SERIES
                         -------------------------------------------  --------------------------------
                             For the Year           For the Year       For the Year     For the Year
                            Ended 10/31/04         Ended 10/31/03     Ended 10/31/04   Ended 10/31/03
                         ---------------------  --------------------  ---------------  ---------------
Ordinary income . . . .  $           3,160,960  $          2,453,069  $       247,271  $       564,359
Long-term capital gains                      -                     -                -                -

Notes  to  Financial  Statements

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Pro-BlendSM Conservative Term Series hereby designates the long-term capital gains disclosed above as capital gains for its taxable year ended October 31, 2004.

At October 31, 2004, the tax basis components of distributable earnings and the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:



                                        PRO-BLENDSM CONSERVATIVE    PRO-BLENDSM MODERATE    PRO-BLENDSM EXTENDED
                                              TERM SERIES               TERM SERIES             TERM SERIES
                                       --------------------------  ----------------------  ----------------------
Cost for federal income tax purposes.  $              26,115,274   $          94,053,547   $         256,304,053

Unrealized appreciation . . . . . . .  $               1,289,390   $           6,307,760   $          23,537,375
Unrealized depreciation . . . . . . .                   (114,538)             (1,140,242)             (4,816,759)
                                       --------------------------  ----------------------  ----------------------

Net unrealized appreciation . . . . .  $               1,174,852   $           5,167,518   $          18,720,616
Undistributed ordinary income . . . .                    302,896               1,027,355               2,379,431
Undistributed long-term capital gains                    172,588               1,291,145               5,630,842


                                        PRO-BLENDSM MAXIMUM
                                            TERM SERIES
                                       ---------------------
Cost for federal income tax purposes.  $        125,186,119

Unrealized appreciation . . . . . . .  $         13,315,109
Unrealized depreciation . . . . . . .            (3,729,902)
                                       ---------------------

Net unrealized appreciation . . . . .  $          9,585,207
Undistributed ordinary income . . . .               200,357
Undistributed long-term capital gains             3,197,963



FEDERAL  INCOME  TAX  INFORMATION  (UNAUDITED)

For federal income tax purposes, each of the Series designate the amount disclosed below or, if different, the maximum amount allowable under the tax law as qualified dividend income ("QDI").



SERIES                                   QDI
------------------------------------  ----------
Pro-BlendSM Conservative Term Series  $   42,754
Pro-BlendSM Moderate Term Series . .     391,054
Pro-BlendSM Extended Term Series . .   1,636,327
Pro-BlendSM Maximum Term Series. . .     247,271

Report  of  Independent  Registered  Public  Accounting  Firm


TO THE BOARD OF DIRECTORS OF EXETER FUND, INC. AND SHAREHOLDERS OF - PRO-BLENDSM CONSERVATIVE TERM SERIES, PRO-BLENDSM MODERATE TERM SERIES, PRO-BLENDSM EXTENDED TERM SERIES AND PRO-BLENDSM MAXIMUM TERM SERIES:


In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pro-BlendSM Conservative Term Series, Pro-BlendSM Moderate Term Series, Pro-BlendSM Extended Term Series and Pro-BlendSM Maximum Term Series (each a Series of Exeter Fund, Inc., hereafter collectively referred to as the "Series") at October 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
DECEMBER  13,  2004

Directors'  and  Officers'  Information  (unaudited)


The Statement of Additional Information provides additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863 or on the EDGAR Database on the SEC Internet website (http:\\www.sec.gov). The following chart shows certain information about the Fund's officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years.



INTERESTED DIRECTOR
Name: . . . . . . . . . . . . . . . . . . . . . .  B. Reuben Auspitz*
Address:  . . . . . . . . . . . . . . . . . . . .  1100 Chase Square
                                                   Rochester, NY 14604
Age:  . . . . . . . . . . . . . . . . . . . . . .  57
Current Position(s) Held with Fund: . . . . . . .  Principal Executive Officer, President, Chairman & Director
Term of Office1 & Length of Time Served:. . . . .  Indefinite - Director; Vice President 1984 - 2003; President since 2004;
                                                   Director since 1984
Principal Occupation(s) During Past 5 Years:. . .  Executive Vice President, Co-Executive Director, Executive Group Member** &
                                                   Chief Compliance Officer since 2004, Manning & Napier Advisors, Inc.; President
                                                   & Director Manning & Napier Investor Services, Inc.; Holds or has held one or more of the following titles for various subsidiaries and affiliates:
                                                   President, Vice President, Director, Chairman, Treasurer, Chief Compliance
                                                   Officer or Member
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A




INDEPENDENT DIRECTORS
Name:. . . . . . . . . . . . . . . . . . . . . . . Stephen B. Ashley
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 64
Current Position(s) Held with Fund:. . . . . . . . Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1996
Principal Occupation(s) During Past 5 Years: . . . Chairman, Director, President & Chief Executive Officer, The Ashley Group
                                                   (property management and investment)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . Genesee Corp.
                                                   The Ashley Group
                                                   Fannie Mae

Name:. . . . . . . . . . . . . . . . . . . . . . . Martin F. Birmingham
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 83
Current Position(s) Held with Fund:. . . . . . . . Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1994
Principal Occupation(s) During Past 5 Years: . . . Advisory Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Peter L. Faber
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 66
Current Position(s) Held with Fund:. . . . . . . . Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1987
Principal Occupation(s) During Past 5 Years: . . . Partner, McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . Partnership for New York City, Inc.

Name:. . . . . . . . . . . . . . . . . . . . . . . Harris H. Rusitzky
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 69
Current Position(s) Held with Fund:. . . . . . . . Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 1985
Principal Occupation(s) During Past 5 Years: . . . President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A


Directors'  and  Officers'  Information  (unaudited)




OFFICERS
Name:. . . . . . . . . . . . . . . . . . . . . . . Jeffrey S. Coons, Ph.D., CFA
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 41
Current Position(s) Held with Fund:. . . . . . . . Vice President
Term of Office1 & Length of Time Served: . . . . . Since 2004
Principal Occupation(s) During Past 5 Years: . . . Co-Director of Research since 2002 & Executive Group Member**,
                                                   Manning & Napier Advisors, Inc.; Managing Director - Risk Management, Manning &
                                                   Napier Advisors, Inc., 1993-2002;  Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer or Senior
                                                   Trust Officer
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Christine Glavin
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 38
Current Position(s) Held with Fund:. . . . . . . . Principal Financial Officer, Chief Financial Officer
Term of Office1 & Length of Time Served: . . . . . Since 2001
Principal Occupation(s) During Past 5 Years: . . . Fund Accounting Manager, Manning & Napier Advisors, Inc.
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Jodi L. Hedberg
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 36
Current Position(s) Held with Fund:. . . . . . . . Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering (AML)
                                                   Compliance Officer
Term of Office1 & Length of Time Served: . . . . . Corporate Secretary since 1997; Chief Compliance Officer since 2004
                                                   Compliance Manager, Manning & Napier Advisors, Inc. & affiliates
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A

Name:. . . . . . . . . . . . . . . . . . . . . . . Alaina V. Metz
Address: . . . . . . . . . . . . . . . . . . . . . 1100 Chase Square
                                                   Rochester, NY 14604
Age: . . . . . . . . . . . . . . . . . . . . . . . 37
Current Position(s) Held with Fund:. . . . . . . . Special Assistant Secretary
Term of Office & Length of Time Served:. . . . . . Indefinite - Since 2002
Principal Occupation(s) During Past 5 Years: . . . Vice President, BISYS Fund Services Ohio, Inc. (mutual fund servicing company)
Number of Portfolios Overseen within Fund Complex: 21
Other Directorships Held Outside Fund Complex: . . N/A




*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of his position with the Fund's investment advisor and distributor. Mr. Auspitz serves as the Executive Vice President and Director, Manning & Napier Advisors, Inc. and President and Director, Manning & Napier Investor Services, Inc., the Fund's distributor.
**The Executive Group, which consists of six members, performs the duties of the Office of the President, effective May 1, 2003.
1The term of office for all officers is one year and until their respective successors are chosen and qualified.

Literature  Requests  (unaudited)

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                             1-800-466-3863
On  the  Securities  and  Exchange
     Commission  (SEC)  web  site     http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request:

By  phone                             1-800-466-3863
On  the  SEC's  web  site             http://www.sec.gov


QUARTERLY  PORTFOLIO  HOLDINGS
--------------------------------------------------------------------------------

The Series' complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, available without charge, upon request:

By  phone                             1-800-466-3863
On  the  SEC's  web  site             http:\\www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available without charge, upon request:

By  phone                             1-800-466-3863
On  the  SEC's  web  site             http://www.sec.gov

ITEM  2:  CODE  OF  ETHICS

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 11(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2 (a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2 (a) above were granted

(d) Not applicable to the registrant due to the response given in 2 (c) above.


ITEM  3:  AUDIT  COMMITTEE  FINANCIAL  EXPERT

All of the members of the Audit committee have been determined by the Registrant's Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Harris H. Rusitzky and Stephen B. Ashley. All Audit Committee members are independent under applicable rules. This designation will not increase the designee's duties, obligations or liability as compared to their duties, obligations and liability as a member of the Audit Committee and of the Board.


ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES

Principal  Accountant  Fees  and  Services
------------------------------------------
Aggregate fees for professional services rendered for the Exeter Fund, Inc. (Pro-BlendSM Conservative Term Series, Pro-BlendSM Moderate Term Series, Pro-BlendSM Extended Term Series, Pro-BlendSM Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series, collectively the "Fund") by PricewaterhouseCoopers LLP ("PwC") as of and for the years ended October 31, 2004 and 2003 were:



                          2004      2003
                        --------  --------
Audit Fees (a) . . . .  $153,970  $134,384
Audit Related Fees (b)         -         -
Tax Fees (c) . . . . .    41,455    37,875
All Other Fees (d) . .         -         -
                        --------  --------
                        $195,425  $172,259
                        ========  ========



(a)     Audit  Fees
These fees relate to professional services rendered by PwC for the audit of the Fund's annual financial statements or services normally provided by the accountant in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Fund, issuance of consents, income tax provision procedures and assistance with review of documents filed with the SEC.

(b)     Audit-Related  Fees
These fees relate to assurance and related services by PwC that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under "Audit Fees" above.

(c)     Tax  Fees
These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning. The tax services provided by PwC related to the preparation of the Fund's federal and state income tax returns, excise tax calculations and returns, a review of the Fund's calculations of capital gain and income distributions, and additional tax research for compliance purposes.

(d)     All  Other  Fees
These fees relate to products and services provided by PwC other than those reported above under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

There were no amounts that were approved by the Audit Committee pursuant to the de minimus exception (Rule 2-01(c)(7) of Regulation S-X) for the fiscal years ended October 31, 2004 and 2003.

Non-Audit Services to the Fund's Service Affiliates that were Pre-Approved by the Fund's Audit Committee
--------------------------------------------------------------------------------
The Fund's Audit Committee is required to pre-approve non-audit services which meet both the following criteria:
i)     Directly  relate  to  the  Fund's operations and financial reporting; and
ii) Rendered by PwC to the Fund's advisor, Manning & Napier Advisors, Inc., and entities in a control relationship with the advisor ("service affiliate") that provide ongoing services to the Fund. For purposes of disclosure, Manning & Napier Investor Services, Inc. is considered to be a service affiliate.



                     2004     2003*
                    -------  -------
Audit Related Fees  $27,450  $33,950
Tax Fees . . . . .    8,500    9,600
All Other Fees . .        -    2,000
                    -------  -------
                    $35,950  $45,550
                    =======  =======


*For periods prior to May 6, 2003, amounts shown relate to non-audit services that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect.

The Audit Related fees for the years ended October 31, 2004 and 2003 were for 17Ad-13 internal control examinations and attest services that were not required by statute or regulation.

The Tax fees for the year ended October 31, 2004 relate to reseach on liquidation issues, year-end reporting, and tender offers. The Tax fees for the year ended October 31, 2003 relate to research on closing various funds and related tax issues.

All Other fees for the year ended October 31, 2003 were for services rendered for a peer survey related to disaster recovery plans.

There were no amounts that were approved by the Audit Committee pursuant to the de minimus exception (Rule 2-01(c)(7) of Regulation S-X) for the fiscal years ended October 31, 2004 and 2003.

Aggregate  Fees
---------------

Aggregate fees billed to the Fund for non-audit services for 2004 and 2003 were $41,455 and $37,875, respectively. Aggregate fees billed to the Fund's advisor and service affiliates for non-audit services were $122,060 and $130,130, respectively. These amounts include fees for non-audit services required to be pre-approved and fees for non-audit services that did not require pre-approval since they did not relate to the Fund's operations and financial reporting.

The Fund's Audit Committee has considered whether the provisions for non-audit services to the Fund's advisor and service affiliates, that did not require pre-approval, is compatible with maintaining PwC's independence.


ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.


ITEM  6:  SCHEDULE OF INVESTMENTS

See Investment Portfolios under Item 1 on this Form N-CSR.


ITEM  7:  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.


ITEM  8:  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.


ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.


ITEM  10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11:  CONTROLS  AND  PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.



ITEM  12:  EXHIBITS

(a)(1)  Code of ethics that is subject to the disclosure of Item 2 above.

(a)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(a)(3)  Not applicable.

(b) A certification of the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities
Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
December  29,  2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
December  29,  2004

/s/ Christine Glavin

Christine  Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc. December 29, 2004